LazardFunds
Semi-Annual Report
June 30, 1999

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


--------------------------------------------------------------------------------

BOARD OF DIRECTORS
------------------
JOHN J. BURKE                RETIRED; FORMER VICE CHAIRMAN AND DIRECTOR, MONTANA
                             POWER COMPANY
KENNETH S. DAVIDSON          MANAGING PARTNER, DAVIDSON CAPITAL MANAGEMENT CORPORATION
NORMAN EIG                   VICE CHAIRMAN AND MANAGING DIRECTOR, LAZARD FRERES & CO. LLC
CARL FRISCHLING              SENIOR PARTNER, KRAMER, LEVIN, NAFTALIS & FRANKEL
HERBERT W. GULLQUIST         VICE CHAIRMAN AND MANAGING DIRECTOR, LAZARD FRERES & CO. LLC;
                             CHIEF INVESTMENT OFFICER, LAZARD ASSET MANAGEMENT
WILLIAM KATZ                 PRESIDENT AND CHIEF OPERATING OFFICER, BBDO NEW YORK
LESTER Z. LIEBERMAN          PRIVATE INVESTOR
RICHARD REISS, JR.           MANAGING PARTNER, GEORGICA ADVISERS LLC
JOHN RUTLEDGE                PRESIDENT, RUTLEDGE AND COMPANY

OFFICERS
--------
NORMAN EIG                   CHAIRMAN OF THE BOARD
HERBERT W. GULLQUIST         PRESIDENT
WILLIAM G. BUTTERLY, III     VICE PRESIDENT AND SECRETARY
JAMES GIALLANZA              TREASURER

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


--------------------------------------------------------------------------------

TABLE OF CONTENTS
Overview ..............................................   2
Growth Charts .........................................   3
Performance Table .....................................   9
Portfolio of Investments
  Lazard Equity Portfolio .............................  12
  Lazard Mid Cap Portfolio ............................  14
  Lazard Small Cap Portfolio ..........................  16
  Lazard Bantam Value Portfolio .......................  19
  Lazard Global Equity Portfolio ......................  20
  Lazard International Equity Portfolio ...............  22
  Lazard International Small Cap Portfolio ............  24
  Lazard Emerging Markets Portfolio ...................  26
  Lazard Bond Portfolio ...............................  28
  Lazard High Yield Portfolio .........................  32
  Lazard International Fixed-Income Portfolio .........  36
  Lazard Strategic Yield Portfolio ....................  43
  Notes to Portfolios of Investments ..................  53
Statements of
  Assets and Liabilities ..............................  58
  Operations ..........................................  60
  Changes in Net Assets ...............................  62
Financial Highlights ..................................  68
Notes to Financial Highlights .........................  80
Notes to Financial Statements .........................  81

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

OVERVIEW
--------------------------------------------------------------------------------

The bull market that swept through during the second quarter was anything but routine. While the market continued its climb and major indices rose dramatically, a huge reversal took place. After many years of growth outperformance, the beginning of the second quarter saw small caps, cyclicals, and value stocks begin to rally, and mega-cap growth stocks take a beating. This resulted in an almost revolutionary broadening of the market. With very few exceptions, stock prices moved higher across industry sectors, market capitalizations, and regions. The broadening brought dramatic reversals: for example, small cap stocks, which had fallen steeply during the first quarter, advanced a stunning 15.5% during the second quarter. As well, industrial manufacturing and telecommunications companies also experienced sharp turnarounds as investors sought out companies likely to benefit from the strong economy.

This broadened equity rally was ill-received by the bond market, however, which correctly anticipated the Federal Reserve Bank's increase of its key target rate, causing a sharp rise in interest rates. Nevertheless, the depth and extent of the equity markets' rally was by far the more significant event of the last six months. The strength of global stock markets during the spring boiled down to two fundamental issues: valuations and earnings. As investors continued their migration into the mega-cap stocks in the first quarter, the valuation disparity between this increasingly narrow group of companies and almost all other sectors became impossible to ignore. The inevitable reversal was most obvious in technology, where the "cheaper" stocks from that sector dominated, and better-than-expected profits added to performance at IBM and Hewlett-Packard.

While rising interest rates in the U.S. caused price/earnings ratios to compress in industries such as pharmaceuticals, industrial companies benefited, as higher rates are coincident with stronger growth and generally improved commodity pricing. At the same time, energy stocks continued to outperform the broad market aided by another wave of consolidation, which included BP Amoco's bid for ARCO. Industry consolidation and global merger and acquisition activity continued at full speed, with the notable participation of telecommunications and financial services companies, while corporate restructuring was highlighted by the mega-restructuring at both Procter & Gamble and at Hewlett-Packard.

Those invested internationally were also rewarded during the spring, as Asia rebounded strongly and most markets in Europe began to move back up. Moreover, European hostile bids were met with an unusually low level of resistance amidst the region's already busy M&A field. The changing attitude toward such aggressive maneuvers presented even more opportunities for the value investor, and the portfolios' European returns outperformed significantly.

Amid Medicare concerns and issues raised by upcoming elections, health care stocks were one of the few equity disappointments. Still, with careful selection, value remains to be found in this very profitable sector.

As previously mentioned, the bond market fared poorly amidst the rising interest rate environment. The anticipation of rising interest rates, in general, coupled with a robust new issue supply calendar across the corporate, high yield, and municipal bond sectors, caused bond prices to move lower. The second quarter marked the first time in 5 years that high-grade bonds posted back-to-back negative, quarterly returns. However, as bond participants have already calculated the forthcoming effects of strong economic growth and a modest increase in inflation, we believe that there are many opportunities for bond investors, particularly among those sectors that offer yield premiums relative to government securities.

In the broadening market, holders of diversified portfolios should examine recent M&A activity closely. The tendency for large growth companies to make value decisions by opportunistically acquiring smaller companies at remarkably low valuations has been marked by a focus on the actual financial productivity of those companies. Similarly, broadly diversified portfolios can flourish, provided they consider seriously the financial productivity of their holdings. As always, a comprehensive and intimate knowledge of the companies themselves will be foremost.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
GROWTH CHARTS

--------------------------------------------------------------------------------

LAZARD EQUITY PORTFOLIO
The Lazard Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500 Stock Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


     COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
      LAZARD EQUITY PORTFOLIO AND THE STANDARD & POOR'S 500 STOCK INDEX

[The following table represents a chart in the printed piece.]

              LAZARD EQUITY
EQUITY          PORTFOLIO        S&P 500
------          ---------        -------
Jun-89          10000           10000
Jul-89          10716.04        10902.9
Aug-89          10935.42        11116.05
Sep-89          10884.79        11070.92
Oct-89          10530.19        10813.85
Nov-89          10614.84        11034.35
Dec-89          10694.65        11299.28
Jan-90          10044.65        10540.65
Feb-90          10243.98        10676.41
Mar-90          10495.31        10959.34
Apr-90          10122.56        10685.9
May-90          10853.05        11727.88
Jun-90          10809.57        11648.72
Jul-90          10800.79        11611.33
Aug-90          9823.66         10561.78
Sep-90          9300.2          10047.74
Oct-90          9316.91         10004.94
Nov-90          9929.86         10651.65
Dec-90          10189           10948.41
Jan-91          10595.5         11425.21
Feb-91          11381.99        12242.34
Mar-91          11505.71        12538.85
Apr-91          11487.63        12568.57
May-91          11851.05        13110.78
Jun-91          11310.35        12510.17
Jul-91          11842.34        13093.27
Aug-91          12339.85        13403.45
Sep-91          12171.05        13179.21
Oct-91          12313.32        13356.34
Nov-91          11664.31        12818.21
Dec-91          12994.35        14284.23
Jan-92          13131.25        14018.12
Feb-92          13478.75        14199.65
Mar-92          13068.07        13923.47
Apr-92          13008.5         14332.26
May-92          12987.38        14402.49
Jun-92          12470           14188.18
Jul-92          12825.57        14767.77
Aug-92          12465.78        14465.47
Sep-92          12656.26        14635.44
Oct-92          12869.14        14685.93
Nov-92          13484.99        15185.99
Dec-92          13677.53        15372.32
Jan-93          13935.19        15500.84
Feb-93          14096.23        15712.11
Mar-93          14708.17        16043.64
Apr-93          14409.2         15655.86
May-93          14785.84        16074.66
Jun-93          14871.93        16121.76
Jul-93          14901.33        16056.95
Aug-93          15454.87        16666.15
Sep-93          15432.73        16538.32
Oct-93          16058.92        16880.5
Nov-93          15936.67        16719.62
Dec-93          16223.95        16921.76
Jan-94          17041.57        17497.1
Feb-94          16819.65        17022.23
Mar-94          16083.79        16280.06
Apr-94          16352.43        16488.77
May-94          16546.35        16759.36
Jun-94          16160.47        16348.58
Jul-94          16729.3         16885.47
Aug-94          17480.13        17577.78
Sep-94          17198.57        17148
Oct-94          17440.6         17533.31
Nov-94          16817.3         16894.75
Dec-94          16910.09        17145.3
Jan-95          17192.95        17589.88
Feb-95          17943.15        18275.36
Mar-95          18447.37        18814.66
Apr-95          18961.53        19368.75
May-95          19751.08        20142.92
Jun-95          20367.92        20610.84
Jul-95          21141.18        21294.3
Aug-95          21463           21347.75
Sep-95          22205.67        22248.62
Oct-95          22057.01        22169.19
Nov-95          23075.98        23142.42
Dec-95          23283.22        23588.14
Jan-96          24085.63        24391.08
Feb-96          24767.67        24617.19
Mar-96          24968.28        24854.25
Apr-96          25503.88        25220.6
May-96          25807.83        25871.04
Jun-96          25545.33        25969.61
Jul-96          24155.65        24822.28
Aug-96          24973.31        25345.78
Sep-96          25874.12        26772.24
Oct-96          26494.62        27510.62
Nov-96          28282.35        29590.14
Dec-96          27919.25        29003.96
Jan-97          29254.26        30816.13
Feb-97          29602.53        31057.73
Mar-97          28499.69        29781.57
Apr-97          29355.84        31559.53
May-97          31417.79        33480.87
Jun-97          32449.33        34980.81
Jul-97          34880.82        37764.24
Aug-97          33661.73        35648.68
Sep-97          35124.64        37601.16
Oct-97          33114.99        36345.28
Nov-97          34232.48        38027.71
Dec-97          34934.14        38680.64
Jan-98          34881.72        39108.45
Feb-98          37382.01        41928.95
Mar-98          39585.07        44076.13
Apr-98          39882.31        44519.54
May-98          38833.4         43753.8
Jun-98          39536.28        45531.08
Jul-98          38516.25        45043.9
Aug-98          32419.12        38522.44
Sep-98          33599.18        40993.66
Oct-98          37190.93        44332.59
Nov-98          39459.58        47021.36
Dec-98          40980.35        49735.43
Jan-99          41922.9         51806.91
Feb-99          40510.1         50198.3
Mar-99          41490.04        52208.74
Apr-99          44052.05        54231.82
May-99          43504.48        52951.41
Jun-99          45445.65        55890.21


LAZARD MID CAP PORTFOLIO

The Lazard Mid Cap Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of medium-size U.S. companies in the range of the Russell Midcap Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.




     COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
             LAZARD MID CAP PORTFOLIO AND THE RUSSELL MIDCAP INDEX

[The following table represents a chart in the printed piece.]


                  LAZARD          RUSSELL
                  MIDCAP          MIDCAP
                  ------          ------
11-4-97          10000           10000
Nov-97           9990            10033.3
Dec-97           10274.67        10309.21
Jan-98           10284.68        10115.4
Feb-98           11145.91        10906.42
Mar-98           11656.64        11423.39
Apr-98           11696.7         11451.95
May-98           11115.87        11097.51
Jun-98           10915.78        11251.21
Jul-98           10174.6         10714.64
Aug-98           8674.86         9000.83
Sep-98           9095.59         9583.37
Oct-98           9536.73         10236.86
Nov-98           10128.01        10721.57
Dec-98           10650.11        11350.39
Jan-99           10538.28        11330.87
Feb-99           10222.13        10954
Mar-99           10425.55        11297.19
Apr-99           11341.96        12131.72
May-99           11474.66        12096.9
Jun-99           11739.27        12523.92



    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)
--------------------------------------------------------------------------------

LAZARD SMALL CAP PORTFOLIO

The Lazard Small Cap Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies in the range of the Russell 2000 Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.




     COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
            LAZARD SMALL CAP PORTFOLIO AND THE RUSSELL 2000 INDEX

[The following table represents a chart in the printed piece.]

             LAZARD SMALL
             CAP PORTFOLIO   RUSSELL 2000
             -------------   ------------
Oct 30, 91        10000        10000
Nov-91             9720         9537.2
Dec-91         10453.51        10300.37
Jan-92         11316.28        11135.73
Feb-92         11827.92        11460.78
Mar-92         11827.92        11072.95
Apr-92         11547.02        10684.29
May-92         11557.05        10826.39
Jun-92         10955.12        10317.65
Jul-92         11256.09        10676.3
Aug-92         10935.06        10374.37
Sep-92         11015.32        10613.29
Oct-92         11547.02        10948.25
Nov-92         12560.27        11786.66
Dec-92         13041.26        12196.96
Jan-93         13443.15        12609.46
Feb-93         13563.71        12318.69
Mar-93         14216.78        12718.3
Apr-93         13885.23        12368.68
May-93         14528.25        12915.74
Jun-93         14920.09        12995.95
Jul-93         15045.6         13175.42
Aug-93         15925.82        13744.34
Sep-93         16232.87        14132.2
Oct-93         16386.4         14496.11
Nov-93         16171.46        14023.83
Dec-93         16965.56        14503.02
Jan-94         17588.15        14957.4
Feb-94         17599.26        14903.1
Mar-94         16765.44        14118.16
Apr-94         16743.2         14201.88
May-94         16787.67        14042.11
Jun-94         16598.67        13568.33
Jul-94         16947.64        13791.39
Aug-94         17926.49        14559.57
Sep-94         17926.49        14510.21
Oct-94         17641.94        14451.59
Nov-94         16754.15        13867.6
Dec-94         17310.35        14238.84
Jan-95         17237.97        14059
Feb-95         17973.81        14644.28
Mar-95         18408.08        14895.28
Apr-95         18794.09        15226.25
May-95         19348.99        15487.99
Jun-95         20217.52        16291.51
Jul 1, 95      21146.93        17229.9
Aug-95         21255.63        17586.39
Sep-95         21267.7         17900.48
Oct-95         20047.92        17099.97
Nov-95         20893.31        17818.34
Dec-95         21036.36        18288.39
Jan-96         21221.01        18268.64
Feb-96         22012.35        18838.07
Mar-96         22408.01        19221.43
Apr-96         23283.42        20249.2
May-96         24063.06        21047.22
Jun-96         23375.92        20183.02
Jul-96         21697.72        18420.23
Aug-96         23098.42        19489.71
Sep-96         23930.92        20251.37
Oct-96         24142.34        19939.3
Nov-96         25582.69        20760.8
Dec-96         26070.43        21304.94
Jan-97         26819.74        21730.61
Feb-97         26720.78        21203.64
Mar-97         25745.26        20203.04
Apr-97         26494.57        20259.41
May-97         29083.24        22513.27
Jun-97         30426.21        23478.19
Jul-97         31942.47        24570.63
Aug-97         32621.18        25132.8
Sep-97         34108.55        26972.27
Oct-97         32765.58        25787.38
Nov-97         32621.09        25620.54
Dec-97         33384.95        26068.89
Jan-98         33068.14        25657.53
Feb-98         35436.11        27554.65
Mar-98         36703.47        28691
Apr-98         36803.53        28849.66
May-98         34869.13        27295.82
Jun-98         33784.7         27353.14
Jul-98         31399.5         25138.9
Aug-98         25144.72        20257.43
Sep-98         25833.69        21842.78
Oct-98         27326.87        22733.52
Nov-98         28450.01        23924.53
Dec-98         29172.64        25404.98
Jan-99         28953.84        25742.62
Feb-99         26874.96        23657.72
Mar-99         26892.16        24027.02
Apr-99         29793.82        26180.08
May-99         31235.84        26562.31
Jun-99         32376.58        27762.93


LAZARD BANTAM VALUE PORTFOLIO

The Lazard Bantam Value Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities of small U.S. companies with market capitalizations under $500 million that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.




     COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
           LAZARD BANTAM VALUE PORTFOLIO AND THE RUSSELL 2000 INDEX

[The following table represents a chart in the printed piece.]


               LAZARD BANTAM
              VALUE PORTFOLIO     Russell 2000
              ---------------     ------------
3/1/96           10000              10000
Mar-96           10630              10204
Apr-96           11450              10749.61
May-96           11880              11173.25
Jun-96           11770              10714.48
Jul-96           11160               9778.67
Aug-96           11930              10346.42
Sep-96           12210              10750.76
Oct-96           12730              10585.09
Nov-96           13310              11021.2
Dec-96           13329.42           11310.06
Jan-97           14082.31           11536.04
Feb-97           14050.5            11256.29
Mar-97           13520.29           10725.11
Apr-97           13265.79           10755.03
May-97           14979.59           11951.53
Jun-97           16012.29           12463.77
Jul-97           17131.96           13043.71
Aug-97           17849.41           13342.15
Sep-97           19284.32           14318.66
Oct-97           18490              13689.64
Nov-97           18121.17           13601.07
Dec-97           17853.1            13839.09
Jan-98           17204.8            13620.71
Feb-98           18813.08           14627.82
Mar-98           19897.73           15231.07
Apr-98           20022.4            15315.3
May-98           18700.87           14490.42
Jun-98           17853.72           14520.85
Jul-98           16507.55           13345.39
Aug-98           13202.74           10753.98
Sep-98           13745.37           11595.59
Oct-98           14376.28           12068.45
Nov-98           15550.83           12700.72
Dec-98           15385.37           13486.26
Jan-99           15599.22           13665.49
Feb-99           14829.09           12558.72
Mar-99           14980.94           12754.64
Apr-99           16419.71           13897.45
May-99           17454.64           14100.36
Jun-99           17430.21           14737.98


    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)
--------------------------------------------------------------------------------

LAZARD GLOBAL EQUITY PORTFOLIO

The Lazard Global Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, both U.S. and non-U.S., of relatively large companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) World Index, that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.




      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD GLOBAL EQUITY PORTFOLIO AND THE MORGAN STANLEY CAPITAL INTERNATIONAL
                                 WORLD INDEX

[The following table represents a chart in the printed piece.]

                                    MORGAN STANLEY
              LAZARD GLOBAL      CAPITAL INTERNATIONAL
            EQUITY PORTFOLIO         WORLD INDEX
            ----------------         -----------
1-4-96            10000               10000
Jan-96            10010               10117.88
Feb-96            10170               10177.37
Mar-96            10310               10344.59
Apr-96            10430               10585.72
May-96            10460               10592.71
Jun-96            10530               10644.19
Jul-96            10160               10265.89
Aug-96            10290               10381.79
Sep-96            10620               10786.17
Oct-96            10720               10859.3
Nov-96            11570               11465.68
Dec-96            11578.38            11279.93
Jan-97            11550               11413.71
Feb-97            11749.84            11542.8
Mar-97            11679.24            11312.29
Apr-97            11911.21            11679.94
May-97            12451.39            12398.73
Jun-97            13215.21            13014.94
Jul-97            13717.46            13612.2
Aug-97            12974.56            12699.5
Sep-97            13780.24            13387.31
Oct-97            12900               12680.55
Nov-97            13131.5             12902.79
Dec-97            13345.5             13057.88
Jan-98            13592.23            13419.61
Feb-98            14500.62            14325.19
Mar-98            15442.66            14927.9
Apr-98            15610.88            15071.53
May-98            15644.52            14880.4
Jun-98            15779.06            15231.57
Jul-98            15768.02            15204.87
Aug-98            13454.85            13174.98
Sep-98            13193.29            13405.72
Oct-98            14349.02            14615.29
Nov-98            15211.4             15482.17
Dec-98            15627.28            16236.2
Jan-99            15864.81            16589.37
Feb-99            15412.66            16145.72
Mar-99            16043.66            16815.61
Apr-99            16828.83            17476.14
May-99            16401.38            16835.18
Jun-99            17221.45            17618.04


LAZARD INTERNATIONAL EQUITY PORTFOLIO

The Lazard International Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


     COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD INTERNATIONAL EQUITY PORTFOLIO AND THE MORGAN STANLEY CAPITAL
             INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST INDEX

[The following table represents a chart in the printed piece.]

                                    CAPITAL INTERNATIONAL
          LAZARD INTERNATIONAL      EUROPE, AUSTRALASIA AND
            EQUITY PORTFOLIO             FAR EAST INDEX
            ----------------             --------------
10/29/91        10000                      10000
Nov-91           9990                       9533.13
Dec-91          10319.15                   10025.6
Jan-92          10459.41                    9811.65
Feb-92          10569.61                    9460.46
Mar-92          10319.15                    8835.87
Apr-92          10539.56                    8877.43
May-92          11030.47                    9471.63
Jun-92          10820.08                    9022.68
Jul-92          10198.93                    8791.76
Aug-92          10078.7                     9343.19
Sep-92          9627.87                     9158.69
Oct-92          9457.55                     8678.28
Nov-92          9417.48                     8759.94
Dec-92          9635.88                     8805.25
Jan-93          9554.57                     8804.12
Feb-93          9768.02                     9070.12
Mar-93          10042.46                    9860.73
Apr-93          10266.08                   10796.54
May-93          10550.68                   11024.56
Jun-93          10428.71                   10852.56
Jul-93          10744.82                   11232.45
Aug-93          11539.22                   11838.81
Sep-93          11203.13                   11572.33
Oct-93          11793.84                   11928.97
Nov-93          11569.78                   10886.26
Dec-93          12627.59                   11672.32
Jan-94          13826.8                    12659.16
Feb-94          13396.32                   12624.09
Mar-94          12842.84                   12080.36
Apr-94          13324.57                   12592.92
May-94          13242.57                   12520.62
Jun-94          12955.58                   12697.56
Jul-94          13598.43                   12819.68
Aug-94          14217.01                   13123.18
Sep-94          13526.27                   12709.8
Oct-94          13763.39                   13133.04
Nov-94          12938.62                   12501.86
Dec-94          12657.4                    12580.13
Jan-95          12048.76                   12096.8
Feb-95          12127.66                   12062.08
Mar-95          12285.46                   12814.39
Apr-95          12815.2                    13296.34
May-95          12927.91                   13137.85
Jun-95          13142.06                   12907.41
Jul-95          13976.12                   13711.03
Aug-95          13728.15                   13187.95
Sep-95          14032.47                   13445.51
Oct-95          13807.05                   13084.09
Nov-95          13942.3                    13448.09
Dec-95          14320.59                   13989.92
Jan-96          14400.79                   14047.42
Feb-96          14607                      14094.9
Mar-96          14962.15                   14394.27
Apr-96          15333.92                   14812.71
May-96          15230.31                   14540.16
Jun-96          15518.11                   14622.02
Jul-96          15091.36                   14194.62
Aug-96          15114.38                   14225.71
Sep-96          15471.23                   14603.68
Oct-96          15540.3                    14454.29
Nov-96          16357.61                   15029.42
Dec-96          16559.83                   14836.14
Jan-97          16134.24                   14316.88
Feb-97          16535.47                   14551.1
Mar-97          16936.7                    14603.78
Apr-97          16814.76                   14681.32
May-97          17520.06                   15636.64
Jun-97          18609.71                   16499
Jul-97          19038.22                   16765.95
Aug-97          17838.38                   15513.87
Sep-97          19344.3                    16382.96
Oct-97          18144.47                   15123.68
Nov-97          18266.93                   14969.51
Dec-97          18520.41                   15100.08
Jan-98          18957.91                   15790.15
Feb-98          20045                      16803.32
Mar-98          21291.19                   17320.73
Apr-98          21635.88                   17457.83
May-98          22220.05                   17373.09
Jun-98          21982.29                   17505.12
Jul-98          22248.28                   17682.59
Aug-98          19193.59                   15491.91
Sep-98          18220.47                   15016.96
Oct-98          19605.23                   16582.33
Nov-98          20724.69                   17431.87
Dec-98          21493.16                   18119.39
Jan-99          21409.34                   18065.88
Feb-99          20844.13                   17635.33
Mar-99          21536.16                   18371.56
Apr-99          22537.59                   19115.95
May-99          21719.47                   18131.5
Jun-99          22651.24                   18838.52


    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL SMALL CAP PORTFOLIO

The Lazard International Small Cap Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small non-U.S. companies in the range of the Morgan Stanley Capital International Europe, Australasia and Far East Small Cap Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

   COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD INTERNATIONAL SMALL CAP PORTFOLIO AND THE MORGAN STANLEY CAPITAL INTERNATIONAL
                EUROPE, AUSTRALASIA AND FAR EAST SMALL CAP INDEX

         [The following table represents a chart in the printed piece.]

                                       MORGAN STANLEY
                     LAZARD         CAPITAL INTERNATIONAL
                 INTERNATIONAL      EUROPE AUSTRALASIA
                   SMALL CAP         AND FAR EAST SMALL
                   PORTFOLIO            CAP INDEX
                   ---------            ---------
12/1/93              10000                10000
Dec-93               10872.5              10854.3
Jan-94               12082.8              12056.9
Feb-94               11882.7              12286.4
Mar-94               11162.6              12009.5
Apr-94               11042.6              12515.7
May-94               10992.5              12357.5
Jun-94               10712.5              12610.7
Jul-94               10912.5              12634.4
Aug-94               11352.6              12761
Sep-94               11002.5              12302.1
Oct-94               11092.6              12476.1
Nov-94               10612.5              11605.9
Dec-94               10382.4              11756.3
Jan-95               10072.3              11305.3
Feb-95               10012.3              11155
Mar-95                9782.3              11384.4
Apr-95               10002.3              11637.6
May-95               10272.4              11368.6
Jun-95               10362.4              11115.4
Jul-95               10752.5              11827.5
Aug-95               10652.5              11495.1
Sep-95               10962.5              11463.5
Oct-95               10532.4              11004.7
Nov-95               10502.4              11139.1
Dec-95               10567.7              11519
Jan-96               10738.7              11867
Feb-96               10829.1              11977.8
Mar-96               10969.9              12215.1
Apr-96               11412.3              12856
May-96               11492.8              12594.8
Jun-96               11533                12579.1
Jul-96               11130.8              11882.8
Aug-96               11482.7              11922.4
Sep-96               11553.1              11977.8
Oct-96               11643.6              11764.2
Nov-96               12186.6              11914.4
Dec-96               12221.4              11503.1
Jan-97               12385.4              11271
Feb-97               12621                11481.2
Mar-97               12426.3              11191.5
Apr-97               11985.8              10818.4
May-97               12556.1              11638
Jun-97               13124                11847.6
Jul-97               13010.4              11430.7
Aug-97               12618                10701.2
Sep-97               13351.2              10475.4
Oct-97               12711                 9895.2
Nov-97               12308.2               9205.2
Dec-97               12254.2               8668.5
Jan-98               12526.7               9210.4
Feb-98               13679.8              10035.7
Mar-98               14780.5              10257.6
Apr-98               15440.9              10237.9
May-98               15786.8              10271.2
Jun-98               15314.8               9862.5
Jul-98               15115.7               9727.8
Aug-98               13341.1               8433.4
Sep-98               12315.2               8045.6
Oct-98               12657.5               8690.1
Nov-98               12753.7               9105.3
Dec-98               13179.7               9140.2
Jan-99               12949.1               9025.2
Feb-99               12787.2               8911.3
Mar-99               12996                 9393.9
Apr-99               13642.6              10092.2
May-99               13399.8               9726.3
Jun-99               14047                10243.4


LAZARD EMERGING MARKETS PORTFOLIO

The Lazard Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are in emerging market countries that the Investment Manager believes are undervalued based on the their earnings, cash flow or asset values.

      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD EMERGING MARKETS PORTFOLIO AND THE MORGAN STANLEY CAPITAL INTERNATIONAL
                         EMERGING MARKETS (FREE) INDEX

         [The following table represents a chart in the printed piece.]

                  LAZARD             MORGAN STANLEY
               INTERNATIONAL      CAPITAL INTERNATIONAL
                 SMALL CAP          EMERGING MARKETS
                 PORTFOLIO            (FREE) INDEX
                 ---------            ---------
7-15-94            10000               10000
Jul-94             10210               10280
Aug-94             11300               11555.75
Sep-94             11660               11687.48
Oct-94             11580               11477.11
Nov-94             11320               10880.3
Dec-94             9860                10006.61
Jan-95             8640                 8941.91
Feb-95             8420                 8712.99
Mar-95             8400                 8768.76
Apr-95             8650                 9162.48
May-95             9160                 9649.92
Jun-95             9140                 9678.87
Jul-95             9490                 9896.16
Aug-95             9370                 9663.01
Sep-95             9460                 9617.11
Oct-95             9040                 9248.96
Nov-95             8920                 9084.05
Dec-95             9280.04              9486.93
Jan-96             10163.86            10161.26
Feb-96             10244.2              9999.7
Mar-96             10244.2             10077.6
Apr-96             10897.53            10480.5
May-96             11269.15            10433.65
Jun-96             11168.71            10498.76
Jul-96             10676.56             9781.27
Aug-96             10867.39            10031.67
Sep-96             11168.71            10118.55
Oct-96             11048.18             9848.69
Nov-96             11369.58            10013.75
Dec-96             11472.68            10059.01
Jan-97             12240.26            10745.14
Feb-97             12762.21            11205.35
Mar-97             12639.4             10910.99
Apr-97             12772.44            10930.3
May-97             13189.13            11243.12
Jun-97             14164.56            11844.86
Jul-97             14143.81            12021.7
Aug-97             12597.64            10491.94
Sep-97             13178.75            10782.65
Oct-97             10770                9013.36
Nov-97             10252.45             8684.48
Dec-97             10343.93             8893.76
Jan-98             9781.73              8196.22
Feb-98             10624.99             9051.71
Mar-98             11243.37             9444.52
Apr-98             11175.91             9341.64
May-98             9837.95              8061.45
Jun-98             9276.2               7215.84
Jul-98             9535.01              7444.62
Aug-98             6649.72              5292.08
Sep-98             7088.6               5627.79
Oct-98             7684.75              6220.4
Nov-98             8247.27              6737.74
Dec-98             7914.91              6640.1
Jan-99             7356.11              6532.97
Feb-99             7344.34              6596.51
Mar-99             8404.5               7465.87
Apr-99             9293.28              8389.55
May-99             9020.05              8340.75
Jun-99             10103.36             9287.36




    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)
--------------------------------------------------------------------------------

LAZARD BOND PORTFOLIO

The Lazard Bond Portfolio seeks to build and preserve capital. The Portfolio invests in a range of bonds and other fixed-income securities, including mortgage-backed securities, asset backed securities, municipal securities, corporate fixed-income securities and U.S. Government securities.


COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD BOND
     PORTFOLIO AND THE LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX

[The following table represents a chart in the printed piece.]


                               LEHMAN INTERMEDIATE
              LAZARD BOND      GOVERNMENT/CORPORATE
               PORTOLIO             BOND INDEX
               --------             ----------
11-12-91        10000                10000
Nov-91          10103.5              10114.8
Dec-91          10392.2              10361.9
Jan-92          10277.7              10268
Feb-92          10304.8              10308.6
Mar-92          10242.6              10268
Apr-92          10323.3              10358.3
May-92          10467                10518.8
Jun-92          10599.7              10674.6
Jul-92          10810.9              10886.8
Aug-92          10912.9              10995.7
Sep-92          11037.2              11145
Oct-92          10891.4              11000.4
Nov-92          10843.6              10958.6
Dec-92          10983.3              11105.3
Jan-93          11180.9              11321.3
Feb-93          11360.5              11499.8
Mar-93          11383.2              11545.5
Apr-93          11464.6              11638.5
May-93          11409.8              11612.6
Jun-93          11626                11794.9
Jul-93          11713.3              11823.8
Aug-93          11912                12011.3
Sep-93          11901.7              12061.1
Oct-93          11939.3              12093.4
Nov-93          11903.3              12026
Dec-93          11926.3              12081.1
Jan-94          12117.8              12215.3
Feb-94          11910.1              12034.6
Mar-94          11640.6              11836
Apr-94          11494.6              11755.5
May-94          11441.8              11763.3
Jun-94          11434.4              11765
Jul-94          11635.3              11934.3
Aug-94          11648.2              11971.6
Sep-94          11396.7              11861.5
Oct-94          11405.8              11859.9
Nov-94          11369.8              11806
Dec-94          11421.2              11847.8
Jan-95          11608.4              12047.5
Feb-95          11841.2              12297.4
Mar-95          11910.4              12367.7
Apr-95          12070.8              12520.4
May-95          12550.1              12899
Jun-95          12643                12985.4
Jul-95          12573.3              12987.2
Aug-95          12703.9              13105.4
Sep-95          12843.2              13200.4
Oct-95          13022.2              13347.5
Nov-95          13167.2              13522.9
Dec-95          13271.5              13664.6
Jan-96          13387.2              13782.5
Feb-96          13239                13620.7
Mar-96          13151.7              13550.5
Apr-96          13119.8              13502.6
May-96          13108.1              13492.4
Jun-96          13222.8              13635.8
Jul-96          13262.5              13676.3
Aug-96          13303.6              13687.1
Sep-96          13504.5              13877.8
Oct-96          13713                14123
Nov-96          13916.3              14309.2
Dec-96          13850.6              14217.5
Jan-97          13949.5              14272.8
Feb-97          13984.3              14300.1
Mar-97          13876.2              14201.4
Apr-97          14048.2              14368.2
May-97          14187.4              14487.5
Jun-97          14318.8              14619.7
Jul-97          14578.1              14917.2
Aug-97          14531.8              14842.2
Sep-97          14717.4              15014.8
Oct-97          14865.8              15181.1
Nov-97          14894.5              15214.7
Dec-97          15036.6              15336.3
Jan-98          15228                15537.2
Feb-98          15223.1              15525.3
Mar-98          15233.2              15575.1
Apr-98          15303.5              15653.3
May-98          15404.7              15768
Jun-98          15504.8              15868.8
Jul-98          15543.6              15924.6
Aug-98          15627.5              16174.6
Sep-98          15869.7              16580.6
Oct-98          15719                16564.2
Nov-98          15807                16562.9
Dec-98          15905                16629.2
Jan-99          16025.9              16720.5
Feb-99          15745.4              16474.7
Mar-99          15884                16597.7
Apr-99          15942                16648.6
May-99          15787.3              16520.5
Jun-99          15762.1              16532.7



LAZARD HIGH YIELD PORTFOLIO

The Lazard High Yield Portfolio seeks maximum total return from a combination of capital appreciation and current income. The Portfolio invests primarily in high-yielding corporate fixed-income securities rated, at the time of purchase, below investment grade ("junk bonds").


   COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD
     HIGH YIELD PORTFOLIO AND THE MERRILL LYNCH HIGH YIELD MASTER II INDEX

         [The following table represents a chart in the printed piece.]

                   LAZARD               MERRILL
                 HIGH YIELD        LYNCH HIGH YIELD
                  PORTOLIO          MASTER II INDEX
                  --------          ---------------
1-2-98            10000                10000
Jan-98            10222.27             10159.4
Feb-98            10473.66             10200.55
Mar-98            10715.86             10297.45
Apr-98            10848.05             10341.63
May-98            10849.67             10403.78
Jun-98            10878.96             10457.57
Jul-98            10969.26             10524.18
Aug-98            10353.88             9992.92
Sep-98            10147.84             10018.9
Oct-98             9801.8               9805
Nov-98            10227.2              10313.68
Dec-98            10289.99             10295.22
Jan-99            10421.09             10434.1
Feb-99            10484.03             10363.15
Mar-99            10604.11             10483.57
Apr-99            10774.31             10675.42
May-99            10661.83             10577.53
Jun-99            10652.23             10551.3


    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO

The Lazard International Fixed-Income Portfolio seeks maximum total return from a combination of capital appreciation and current income. The Portfolio invests primarily in non-U.S. fixed-income securities of varying maturities. The portfolio typically invests more than half of its total assets in corporate bonds, mortgage-related securities and asset-backed securities and typically invests less than half of its total assets in foreign government obligations.

      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
              LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO AND THE
                   SALOMON WORLD GOVERNMENT BOND INDEX EX-US

         [The following table represents a chart in the printed piece.]

                  LAZARD
               INTERNATIONAL        SALOMON WORLD
               FIXED-INCOME        GOVERNMENT BOND
                PORTFOLIO           INDEX EX-US
                ---------           -----------
11/8/91          10000               10000
Nov-91            10036.5             10156
Dec-91            10394.5             10684.1
Jan-92            10093               10495
Feb-92            10106.3             10436.2
Mar-92             9966.7             10325.6
Apr-92            10027.9             10398.9
May-92            10311.9             10718.2
Jun-92            10507               11018.3
Jul-92            10664.4             11275
Aug-92            10974.1             11590.7
Sep-92            10958.8             11706.6
Oct-92            10712.4             11388.2
Nov-92            10536               11207.1
Dec-92            10606               11274.4
Jan-93            10780.4             11428.8
Feb-93            10985.4             11656.3
Mar-93            11184.5             11945.3
Apr-93            11550.9             12303.7
May-93            11746.6             12527.6
Jun-93            11625.3             12293.3
Jul-93            11657.8             12302
Aug-93            12045.5             12739.9
Sep-93            12228.8             12955.2
Oct-93            12212.1             12895.6
Nov-93            12132.2             12836.3
Dec-93            12267.5             12978.8
Jan-94            12353.8             13034.6
Feb-94            12323.5             13071.1
Mar-94            12412.5             13230.5
Apr-94            12389.6             13316.5
May-94            12309.3             13136.8
Jun-94            12613.8             13454.7
Jul-94            12603.2             13489.7
Aug-94            12505.1             13411.4
Sep-94            12749               13677
Oct-94            13068.7             14029.8
Nov-94            12838.6             13747.8
Dec-94            12779.1             13754.7
Jan-95            12966.2             14054.6
Feb-95            13374.6             14452.3
Mar-95            14465.5             15740.2
Apr-95            14872.2             16077.1
May-95            15226.3             16428.3
Jun-95            15311.4             16509.9
Jul-95            15316               16597.4
Aug-95            14508.6             15648.4
Sep-95            14894.1             16110
Oct-95            14998.8             16161.5
Nov-95            15108.8             16302.9
Dec-95            15255.6             16444.6
Jan-96            14986.2             16081.1
Feb-96            15010.8             16127.2
Mar-96            15014.5             16166.9
Apr-96            15035.6             16134.5
May-96            15090.4             16143.4
Jun-96            15176.4             16233.8
Jul-96            15569.4             16681.9
Aug-96            15659.9             16793.6
Sep-96            15684.6             16761.7
Oct-96            15935.7             17045
Nov-96            16132.2             17240.3
Dec-96            16097.2             17118.3
Jan-97            15456.4             16422.6
Feb-97            15337.2             16232.1
Mar-97            15190.8             16128.2
Apr-97            14886.4             15800.8
May-97            15387               16382.3
Jun-97            15580.3             16583.8
Jul-97            15203.7             16151
Aug-97            15175               16223.6
Sep-97            15550               16617.9
Oct-97            15729               16990.1
Nov-97            15405.9             16555.2
Dec-97            15199.7             16388
Jan-98            15267.3             16499.4
Feb-98            15514.1             16732
Mar-98            15269.2             16456
Apr-98            15603.6             16818
May-98            15492               16791.1
Jun-98            15459.5             16730.6
Jul-98            15507.4             16750.7
Aug-98            15443.8             17209.7
Sep-98            16339.5             18338.6
Oct-98            16949               19165.7
Nov-98            16740.5             18775.2
Dec-98            17205.9             19304
Jan-99            17076.9             19001.1
Feb-99            16482.8             18334.8
Mar-99            16530.6             18370
Apr-99            16514.2             18342.3
May-99            16192.2             17972.6
Jun-99            15853.3             17544.8



LAZARD STRATEGIC YIELD PORTFOLIO

The Lazard Strategic Yield Portfolio seeks total return from a combination of capital appreciation and current income. The Portfolio invests in a wide variety of U.S. and non-U.S. fixed-income securities. The Portfolio typically invests approximately half of its total assets in investment grade corporate bonds, mortgage-related securities and asset-backed securities. The Portfolio typically invests approximately half of its total assets in fixed-income securities rated below investment grade ("junk bonds"), emerging markets securities, structured notes, and local currency-denominated bonds. Structured notes are securities that provide cash flows based on the movements of underlying variables, such as exchange rates or interest rates.


      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD STRATEGIC YIELD PORTFOLIO AND THE ONE MONTH LIBOR USD FIXED INDEX


         [The following table represents a chart in the printed piece.]


                       LAZARD               ONE MONTH
                     STRATEGIC              LIBOR USD
                   YIELD PORTOLIO          FIXED INDEX
                   --------------          -----------
10/1/91               10000                  10000
Oct-91                10359.7                10041.8
Nov-91                10493.2                10084.2
Dec-91                10212.9                10119.7
Jan-92                10133.8                10154.3
Feb-92                10298.7                10189.6
Mar-92                10421.4                10225
Apr-92                10420.1                10257.9
May-92                10536.4                10291.5
Jun-92                10640.3                10324.6
Jul-92                10841.5                10353.1
Aug-92                10955.8                10382.7
Sep-92                11071.4                10409.8
Oct-92                10596.5                10437.6
Nov-92                10594                  10473.9
Dec-92                10821.1                10502.3
Jan-93                11106.5                10529.2
Feb-93                11322.1                10556.8
Mar-93                11506                  10584.3
Apr-93                11516.1                10611.5
May-93                11617.2                10639.8
Jun-93                11928                  10667.6
Jul-93                12086                  10695.4
Aug-93                12184.6                10723.4
Sep-93                12172.4                10751.5
Oct-93                12354.4                10779.6
Nov-93                12391.5                10811.1
Dec-93                12508.8                10840
Jan-94                12759.9                10867.8
Feb-94                12574.3                10899.6
Mar-94                12322                  10932.5
Apr-94                12151.3                10968.3
May-94                12146.9                11007.6
Jun-94                12057                  11048.6
Jul-94                12191.7                11089.2
Aug-94                12357.7                11133.3
Sep-94                12288.5                11179.1
Oct-94                12258.6                11225.2
Nov-94                12315.9                11280.3
Dec-94                12216.5                11335.2
Jan-95                12206.5                11391.2
Feb-95                12267.8                11447.8
Mar-95                12329.6                11504.7
Apr-95                12613.8                11561.3
May-95                12959.5                11618.1
Jun-95                13033.5                11675.8
Jul-95                13135.4                11731.6
Aug-95                13276.8                11787.6
Sep-95                13399.8                11843.8
Oct-95                13492.7                11899.9
Nov-95                13663.8                11957.6
Dec-95                13873.3                12012.9
Jan-96                14155.6                12066
Feb-96                14102.5                12118.2
Mar-96                14205.9                12171.8
Apr-96                14340.3                12225
May-96                14478.1                12279.1
Jun-96                14643                  12333.7
Jul-96                14732.3                12388.2
Aug-96                14891.4                12443
Sep-96                15216.8                12498
Oct-96                15387                  12552.6
Nov-96                15619.5                12609.4
Dec-96                15780.6                12665.8
Jan-97                15977.1                12721.8
Feb-97                16135.3                12778.1
Mar-97                16052.2                12837.1
Apr-97                16140.6                12896.4
May-97                16338.9                12956
Jun-97                16499.2                13015.8
Jul-97                16611.4                13075.3
Aug-97                16526.9                13135.4
Sep-97                16702.1                13195.8
Oct-97                16487.4                13256.1
Nov-97                16582.4                13320.3
Dec-97                16618.3                13382.2
Jan-98                16761.2                13443.4
Feb-98                16926.1                13505.5
Mar-98                17145.9                13567.9
Apr-98                17241.6                13630.2
May-98                17234.2                13692.9
Jun-98                17199.7                13755.8
Jul-98                17423.3                13819
Aug-98                16550.4                13882.5
Sep-98                16550.4                13942.9
Oct-98                16326.3                14002.5
Nov-98                16644.7                14066.5
Dec-98                16742.1                14124.4
Jan-99                16901.1                14181.2
Feb-99                16942.3                14238.3
Mar-99                17112.6                14295.6
Apr-99                17341                  14352.6
May-99                17191.9                14410.3
Jun-99                17301.1                14469.4



    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                    AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 1999
                                                 -----------------------------------------------------------------
                                                                        INSTITUTIONAL SHARES
                                                 -----------------------------------------------------------------
                                                   ONE          THREE          FIVE          TEN          SINCE
                                                   YEAR          YEAR          YEAR          YEAR       INCEPTION*
                                                 ------------------------------------------------------------------
Lazard Equity Portfolio                           14.95%        21.17%        22.97%       16.35%         15.31%
Standard & Poor's 500 Stock Index**               22.75%        29.11%        27.87%       18.78%         16.89%

Lazard Mid Cap Portfolio                           7.55%           --            --           --          10.18%
Russell Midcap Index**                            11.31%           --            --           --          14.59%

Lazard Small Cap Portfolio                        (4.17%)       11.47%        14.30%          --          16.56%
Russell 2000 Index**                               1.50%        11.22%        15.40%          --          14.25%

Lazard Bantam Value Portfolio                     (2.37%)       13.98%           --           --          18.13%
Russell 2000 Index**                               1.50%        11.22%           --           --          12.38%

Lazard Global Equity Portfolio                     9.14%        17.82%           --           --          16.87%
MSCI World Index**                                15.67%        18.29%           --           --          17.62%

Lazard International Equity Portfolio              3.04%        13.44%        11.82%          --          11.26%
MSCI EAFE Index**                                  7.62%         8.81%         8.21%          --           8.61%

Lazard International Small Cap Portfolio          (8.28%)        6.79%         5.57%          --           6.28%
MSCI EAFE Small Cap Index**                        3.86%        (6.62%)       (4.07%)         --           0.43%

Lazard Emerging Markets Portfolio                  8.92%        (3.29%)          --           --           0.21%
MSCI Emerging Markets (Free) Index**              28.71%        (4.00%)          --           --          (1.47%)

Lazard Bond Portfolio                              1.66%         6.03%         6.63%          --           6.12%
Lehman Intermediate Gov't/Corp. Bond Index**       4.18%         6.63%         7.04%          --           6.78%

Lazard High Yield Portfolio                       (2.09%)          --            --           --           4.32%
Merrill Lynch High Yield Master II Index**         0.90%           --            --           --           3.67%

Lazard International Fixed-Income Portfolio+       2.54%         1.46%         4.68%          --           6.20%
Salomon World Government Bond Index Ex-US+**       4.87%         2.62%         5.45%          --           7.61%

Lazard Strategic Yield Portfolio                   0.59%         5.72%         7.49%          --           7.33%
One Month LIBOR USD Fixed Index**                  5.19%         5.47%         5.54%          --           4.88%

NOTES TO PERFORMANCE TABLE

* Performance is measured for Lazard Equity Portfolio from: June 1, 1987--Institutional, February 5, 1997--Open; Lazard Mid Cap Portfolio from:
  November 4, 1997--Institutional, November 4, 1997--Open; Lazard Small Cap Portfolio from: October 30, 1991--Institutional, January 30, 1997--Open; Lazard Bantam Value Portfolio from: March 1, 1996--Institutional, January 23, 1997--Open; Lazard Global Equity Portfolio from: January 4, 1996--Institutional, January 30, 1997--Open; Lazard International Equity Portfolio from: October 29, 1991--Institutional, January 23, 1997--Open; Lazard International Small Cap Portfolio from: December 1, 1993--Institutional, February 13, 1997--Open; Lazard Emerging Markets Portfolio from: July 15, 1994--Institutional, January 8, 1997--Open; Lazard Bond Portfolio from: November 12, 1991--Institutional, March 5, 1997--Open; Lazard High Yield Portfolio from: January 2, 1998--Institutional, February 24, 1998--Open; Lazard International Fixed-Income Portfolio from: November 8, 1991--Institutional, January 8, 1997--Open; Lazard Strategic Yield Portfolio from: October 1, 1991--Institutional, January 23, 1997--Open.

  The performance for the relevant index is for the comparable period. Portfolio returns are net of fees and assume reinvestment of all dividends and distributions, if any. Certain expenses of a Portfolio may have been waived and/or reimbursed by the Investment Manager and/or the Administrator; without such waiver/reimbursement of expenses the Portfolio's total return would have been lower.

  Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of each Portfolio of The Lazard Funds, Inc. will fluctuate, so that an investor's shares in a Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

 +Effective  January 1, 1993 the  Portfolio is measured by the index  "excluding
  U.S." Performance of the index "Since Inception" is a blended return of the index "including U.S." and the index "excluding U.S." for the applicable periods.

                     See additional footnotes on next page.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PERFORMANCE TABLE (CONTINUED)
--------------------------------------------------------------------------------

                                                         CUMULATIVE TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 1999
                                               -----------------------------------------------------------------------------
                                                                           INSTITUTIONAL SHARES
                                               -----------------------------------------------------------------------------
                                                             ONE         THREE         FIVE          TEN         SINCE
                                                 YTD         YEAR         YEAR         YEAR         YEAR       INCEPTION*
                                               ----------- ----------- ------------- ------------ ------------ -------------
Lazard Equity Portfolio                         10.90%      14.95%       77.90%       181.22%     354.46%       458.84%
Standard & Poor's 500 Stock Index**             12.38%      22.75%      115.21%       241.86%     458.90%       558.95%

Lazard Mid Cap Portfolio                        10.23%       7.55%          --            --          --         17.39%
Russell Midcap Index**                          10.34%      11.31%          --            --          --         25.24%

Lazard Small Cap Portfolio                      10.98%      (4.17%)      38.51%        95.06%         --        223.77%
Russell 2000 Index**                             9.28%       1.50%       37.56%       104.62%         --        177.63%

Lazard Bantam Value Portfolio                   13.29%      (2.37%)      48.08%           --          --         74.30%
Russell 2000 Index**                             9.28%       1.50%       37.56%           --          --         47.38%

Lazard Global Equity Portfolio                  10.20%       9.14%       63.54%           --          --         72.21%
MSCI World Index**                               8.51%      15.67%       65.52%           --          --         76.18%

Lazard International Equity Portfolio            5.38%       3.04%       45.96%        74.83%         --        126.51%
MSCI EAFE Index**                                3.97%       7.62%       28.84%        48.36%         --         88.39%

Lazard International Small Cap Portfolio         6.58%      (8.28%)      21.80%        31.13%         --         40.47%
MSCI EAFE Small Cap Index**                     12.07%       3.86%      (18.57%)      (18.77%)        --          2.43%

Lazard Emerging Markets Portfolio               27.67%       8.92%       (9.54%)          --          --          1.03%
MSCI Emerging Markets (Free) Index**            39.87%      28.71%      (11.54%)          --          --         (7.13%)

Lazard Bond Portfolio                           (0.90%)      1.66%       19.21%        37.85%         --         57.62%
Lehman Intermediate Gov't/Corp. Bond Index**    (0.58%)      4.18%       21.24%        40.52%         --         65.33%

Lazard High Yield Portfolio                      3.51%      (2.09%)         --            --          --          6.52%
Merrill Lynch High Yield Master II Index**       2.49%       0.90%          --            --          --          5.51%

Lazard International Fixed-Income Portfolio+    (7.86%)      2.54%        4.46%        25.68%         --         58.53%
Salomon World Government Bond Index Ex-US+**    (9.11%)      4.87%        8.08%        30.40%         --         75.45%

Lazard Strategic Yield Portfolio                 3.34%       0.59%       18.15%        43.49%         --         73.01%
One Month LIBOR USD Fixed Index**                2.44%       5.19%       17.32%        30.96%         --         44.69%


** The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. These indices are unmanaged and have no fees or costs. The S&P 500 Stock Index is a market capitalization-weighted index of 500 common stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell 2000 Index is composed of 2,000 common stocks of U.S. companies. The Morgan Stanley Capital International (MSCI) World Index is an arithmetic, market value-weighted average return net of dividends taxation, which is derived from equities of EAFE Index countries plus equities from Canada and the United States. The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index (EAFE Index) is a broadly diversified international index composed of the equity securities of approximately 1,000 companies located outside the United States. The MSCI EAFE Small Cap Index is an arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of EAFE Index countries. The MSCI Emerging Markets (Free) Index is comprised of emerging market securities in countries open to non-local investors. The Lehman Intermediate Gov't/Corp. Bond Index is an index calculated by Lehman Brothers. The Merrill Lynch High Yield Master II Index provides a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Salomon World Government Bond Index Ex-US is a market capitalization-weighted index of institutionally traded fixed rate non-U.S. dollar government bonds, fully hedged into U.S. dollars. The One Month London Interbank Offered Rate USD Fixed Index (LIBOR) is an average derived from sixteen quotations provided by banks determined by the British Bankers Association.


                     See additional footnotes on next page.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PERFORMANCE TABLE (CONTINUED)
--------------------------------------------------------------------------------


                                               AVERAGE ANNUAL TOTAL RETURNS FOR     CUMULATIVE TOTAL RETURNS FOR
                                                 PERIODS ENDED JUNE 30,1999         PERIODS ENDED JUNE 30, 1999
                                                 ----------------------------------------------------------------------
                                                                          OPEN SHARES
                                                 ----------------------------------------------------------------------
                                                    ONE           SINCE                        ONE           SINCE
                                                    YEAR       INCEPTION*        YTD           YEAR        INCEPTION*
                                                 -----------   ------------   -----------   -----------   -------------
Lazard Equity Portfolio                           14.63%        19.73%         10.71%        14.63%         53.98%
Standard & Poor's 500 Stock Index**               22.75%        30.06%         12.38%        22.75%         87.78%

Lazard Mid Cap Portfolio                           7.13%         9.83%          9.95%         7.13%         16.79%
Russell Midcap Index**                            11.31%        14.59%         10.34%        11.31%         25.23%

Lazard Small Cap Portfolio                        (4.47%)        8.33%         10.84%        (4.47%)        21.30%
Russell 2000 Index**                               1.50%        10.68%          9.28%         1.50%         27.76%

Lazard Bantam Value Portfolio                     (2.67%)        9.29%         13.05%        (2.67%)        24.17%
Russell 2000 Index**                               1.50%        10.45%          9.28%         1.50%         27.39%

Lazard Global Equity Portfolio                     8.89%        18.27%         10.03%         8.89%         50.02%
MSCI World Index**                                15.67%        19.68%          8.51%        15.67%         54.36%

Lazard International Equity Portfolio              2.75%        14.47%          5.19%         2.75%         38.97%
MSCI EAFE Index**                                  7.62%        11.86%          3.97%         7.62%         31.38%

Lazard International Small Cap Portfolio          (8.53%)        4.25%          6.41%        (8.53%)        10.39%
MSCI EAFE Small Cap Index**                        3.86%        (3.71%)        12.07%         3.86%         (8.59%)

Lazard Emerging Markets Portfolio                  9.10%        (5.91%)        27.40%         9.10%        (13.99%)
MSCI Emerging Markets (Free) Index**              28.71%        (3.64%)        39.87%        28.71%         (8.77%)

Lazard Bond Portfolio                              1.40%         4.97%         (0.98%)        1.40%         11.92%
Lehman Intermediate Gov't/Corp. Bond Index**       4.18%         6.49%         (0.58%)        4.18%         15.72%

Lazard High Yield Portfolio                       (2.26%)        0.75%          3.33%        (2.26%)         1.01%
Merrill Lynch High Yield Master II Index**         0.90%         2.47%          2.49%         0.90%          3.33%

Lazard International Fixed-Income Portfolio        2.23%        (0.44%)        (7.97%)        2.23%         (1.08%)
Salomon World Government Bond Index Ex-US**        4.87%         1.42%         (9.11%)        4.87%          3.55%

Lazard Strategic Yield Portfolio                   0.21%         2.94%          3.03%         0.21%          7.31%
One Month LIBOR USD Fixed Index**                  5.19%         5.48%          2.44%         5.19%         13.88%

  This performance data is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

----------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)
----------------------------------------------------------------------------

DESCRIPTION                                       SHARES               VALUE
----------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO
COMMON STOCKS--99.1%
AEROSPACE & DEFENSE--5.5%
 AlliedSignal, Inc. .......................       140,600       $  8,857,800
 British Aerospace PLC ADR ................       135,800          3,615,675
 Gulfstream Aerospace Corp. (a) ...........       103,000          6,958,937
 Raytheon Co. .............................        31,600          2,223,850
 United Technologies Corp. ................       124,400          8,917,925
                                                                ------------
                                                                  30,574,187
                                                                ------------
ALUMINUM--0.3%
 Alcoa, Inc. ..............................        26,400          1,633,500
                                                                ------------
AUTOMOTIVE--2.4%
 Ford Motor Co. ...........................        64,900          3,662,794
 General Motors Corp. .....................       144,300          9,523,800
                                                                ------------
                                                                  13,186,594
                                                                ------------
AUTO PARTS--0.3%
 Delphi Automotive Systems Corp. ..........       100,855          1,872,121
                                                                ------------
BANKING & FINANCIAL SERVICES--19.1%
 Bank One Corp. ...........................       161,200          9,601,475
 BankAmerica Corp. ........................       156,350         11,462,409
 Chase Manhattan Corp. ....................       169,524         14,685,017
 Citigroup, Inc. ..........................       195,524          9,287,366
 Comerica, Inc. ...........................        34,700          2,062,481
 Federal National Mortgage Association.....       110,800          7,575,950
 First Union Corp. ........................       120,600          5,668,200
 Fleet Financial Group, Inc. ..............       189,200          8,395,750
 Goldman Sachs Group, Inc. (a) ............        28,000          2,023,000
 Mellon Bank Corp. ........................       259,800          9,450,225
 Morgan Stanley Dean Witter & Co. .........        78,100          8,005,250
 The Hartford Financial Services
  Group, Inc. .............................       124,400          7,254,075
 Washington Mutual, Inc. ..................       196,000          6,933,500
 Wells Fargo Co. ..........................       100,200          4,283,550
                                                                ------------
                                                                 106,688,248
                                                                ------------
CHEMICALS & PLASTICS--0.8%
 Du Pont (E.I.) de Nemours & Co. ..........        66,000          4,508,625
                                                                ------------
COMPUTERS & BUSINESS
  EQUIPMENT--6.9%
 Compaq Computer Corp. ....................       168,400          3,988,975
 Hewlett-Packard Co. ......................       115,800         11,637,900
 International Business Machines
  Corp. ...................................       116,800         15,096,400
 NCR Corp. (a) ............................        56,600          2,762,787
 Xerox Corp. ..............................        88,300          5,215,219
                                                                ------------
                                                                  38,701,281
                                                                ------------


DESCRIPTION                                       SHARES               VALUE
----------------------------------------------------------------------------
CONGLOMERATES--2.1%
 Philip Morris Companies, Inc. ............       285,500       $ 11,473,531
                                                                ------------
DIVERSIFIED--2.5%
 Minnesota Mining
  & Manufacturing Co. .....................        84,300          7,328,832
 PPG Industries, Inc. .....................        70,500          4,163,906
 Seagram Companies, Ltd. ..................        43,400          2,186,275
                                                                ------------
                                                                  13,679,013
                                                                ------------
DRUGS & HEALTH CARE--7.6%
 American Home Products Corp. .............       224,000         12,880,000
 Amgen, Inc. (a) ..........................       105,000          6,391,875
 Baxter International, Inc. ...............        64,400          3,904,250
 Bristol-Myers Squibb Co. .................       159,700         11,248,869
 Merck & Company, Inc. ....................       106,200          7,858,800
                                                                ------------
                                                                  42,283,794
                                                                ------------
ELECTRONICS--3.9%
 Intel Corp. ..............................        94,800          5,640,600
 Motorola, Inc. ...........................        85,200          8,072,700
 Texas Instruments, Inc. ..................        55,600          8,062,000
                                                                ------------
                                                                  21,775,300
                                                                ------------
ENERGY--1.9%
 Mobil Corp. ..............................       105,600         10,454,400
                                                                ------------
FOOD & BEVERAGES--6.6%
 Diageo PLC ADR ...........................       143,572          6,173,596
 H.J. Heinz Co. ...........................        75,000          3,759,375
 Heineken NV ADR ..........................        71,150          3,643,058
 Hershey Foods Corp. ......................        74,200          4,405,625
 PepsiCo, Inc. ............................       218,700          8,460,956
 Ralston Purina Group .....................       145,500          4,428,656
 Unilever NV ADR ..........................        83,303          5,810,384
                                                                ------------
                                                                  36,681,650
                                                                ------------
HOTELS & RESTAURANTS--1.1%
 McDonald's Corp. .........................       147,600          6,097,725
                                                                ------------
HOUSEHOLD PRODUCTS--2.2%
 Colgate-Palmolive Co. ....................        40,600          4,009,250
 Procter & Gamble Co. .....................        95,000          8,478,750
                                                                ------------
                                                                  12,488,000
                                                                ------------
INDUSTRIAL & MACHINERY--1.9%
 Ingersoll-Rand Co. .......................       165,300         10,682,512
                                                                ------------
INSURANCE--4.1%
 Aetna, Inc. ..............................        96,600          8,639,663
 Allstate Corp. ...........................       224,798          8,064,628
 UNUM Corp. ...............................       111,900          6,126,525
                                                                ------------
                                                                  22,830,816
                                                                ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
12

----------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
----------------------------------------------------------------------------

DESCRIPTION                                        SHARES             VALUE
----------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO (CONTINUED)
MULTIMEDIA--1.2%
 Gannett Company, Inc. ....................        93,600         $6,680,700
                                                                  ----------
OIL & GAS--2.8%
 Chevron Corp. ............................        60,400          5,749,325
 Exxon Corp. ..............................        60,600          4,673,775
 Texaco, Inc. .............................        86,100          5,381,250
                                                                  ----------
                                                                  15,804,350
                                                                  ----------
PAPER PRODUCTS--1.5%
 International Paper Co. ..................        89,500          4,519,750
 Kimberly-Clark Corp. .....................        70,212          4,002,084
                                                                  ----------
                                                                   8,521,834
                                                                  ----------
PHOTOGRAPHY--1.0%
 Eastman Kodak Co. ........................        86,200          5,840,050
                                                                  ----------
PUBLISHING--1.2%
 New York Times Co. .......................       185,400          6,825,038
                                                                  ----------
RETAIL--6.2%
 Albertsons, Inc. .........................        79,261          4,086,895
 AutoNation, Inc. (a) .....................       188,900          3,364,781
 Federated Department Stores, Inc.
  (a) .....................................       155,000          8,205,312
 Office Depot, Inc. (a) ...................       249,150          5,496,872
 Sears, Roebuck & Co. .....................        88,300          3,934,869
 TJX Companies, Inc. ......................       111,400          3,711,013
 Toys "R" Us, Inc. (a) ....................       286,100          5,918,694
                                                                  ----------
                                                                  34,718,436
                                                                  ----------
SERVICES--1.5%
 First Data Corp. .........................       176,600          8,642,363
                                                                  ----------
TELECOMMUNICATIONS--10.6%
 Ameritech Corp. ..........................       200,000         14,700,000
 AT&T Corp. ...............................       238,300         13,300,119
 Bell Atlantic Corp. ......................       344,900         22,547,837
 SBC Communications, Inc. .................       152,100          8,821,800
                                                                  ----------
                                                                  59,369,756
                                                                  ----------
TRANSPORTATION--0.6%
 Burlington Northern Santa Fe Corp. .......       100,600          3,118,600
                                                                  ----------
UTILITIES--3.3%
 Consolidated Edison, Inc. ................       110,700          5,009,175
 Entergy Corp. ............................       100,400          3,137,500
 FPL Group, Inc. ..........................       103,800          5,670,075
 Southern Co. .............................       175,000          4,637,500
                                                                  ----------
                                                                  18,454,250
                                                                  ----------

                                                PRINCIPAL
                                                 AMOUNT
DESCRIPTION                                       (000)           VALUE
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Identified cost $438,009,585)...........                    $ 553,586,674
                                                               -------------
REPURCHASE AGREEMENT--3.4%
 State  Street  Bank  and  Trust  Company,
  4.70%, 07/01/99, (Dated 06/30/99,
  collateralized by $18,760,000
  United States Treasury Note,
  6.500%, 05/31/01, with a value of
  $19,135,200)
  (Identified cost $18,757,000)............       $18,757         18,757,000
                                                               -------------
TOTAL INVESTMENTS
 (Identified cost $456,766,585) (b) .......         102.5%      $572,343,674
LIABILITIES IN EXCESS OF CASH AND
 OTHER ASSETS .............................          (2.5)       (13,970,305)
                                                  -------      -------------
NET ASSETS ................................         100.0%      $558,373,369
                                                  =======      =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              13


----------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
----------------------------------------------------------------------------
DESCRIPTION                                        SHARES              VALUE
----------------------------------------------------------------------------
LAZARD MID CAP PORTFOLIO
COMMON STOCKS--97.7%
ADVERTISING AGENCIES--2.3%
 Young & Rubicam, Inc. ....................        34,000        $ 1,544,875
                                                                 -----------
AEROSPACE & DEFENSE--5.2%
 Gulfstream Aerospace Corp. (a) ...........        26,100          1,763,381
 Litton Industries, Inc. (a) ..............        23,700          1,700,475
                                                                 -----------
                                                                   3,463,856
                                                                 -----------
APPAREL & TEXTILES--2.1%
 Polo Ralph Lauren Corp., Class A (a)              33,300            632,700
 Warnaco Group, Inc., Class A .............        29,600            791,800
                                                                 -----------
                                                                   1,424,500
                                                                 -----------
AUTO PARTS--2.0%
 Borg-Warner Automotive, Inc. .............        24,700          1,358,500
                                                                 -----------
BANKING & FINANCIAL
  SERVICES--12.8%
 Comerica, Inc. ...........................        15,200            903,450
 Franklin Resources, Inc. .................        21,600            877,500
 Heller Financial, Inc. ...................        37,100          1,031,844
 Hibernia Corp., Class A ..................        64,200          1,007,138
 North Fork Bancorporation, Inc. ..........        66,750          1,422,609
 SouthTrust Corp. .........................        33,900          1,300,912
 Sovereign Bancorp, Inc. ..................        83,600          1,013,650
 The CIT Group, Inc., Class A .............        35,200          1,016,400
                                                                 -----------
                                                                   8,573,503
                                                                 -----------
BROADCASTING--2.2%
 King World Productions, Inc. (a) .........        42,000          1,462,125
                                                                 -----------
COMMERCIAL SERVICES--1.8%
 Gartner Group, Inc., Class A (a) .........        58,700          1,203,350
                                                                 -----------
COMPUTERS & BUSINESS
  EQUIPMENT--5.0%
 3Com Corp. (a) ...........................        27,100            723,231
 NCR Corp. (a) ............................        16,700            815,169
 Quantum Corp. (a) ........................        36,300            875,738
 Seagate Technology, Inc. (a) .............        35,800            917,375
                                                                 -----------
                                                                   3,331,513
                                                                 -----------
DIVERSIFIED--0.9%
 SPX Corp. (a) ............................         7,500            626,250
                                                                 -----------
DRUGS & HEALTH CARE--1.3%
 Watson Pharmaceuticals, Inc. (a) .........        24,500            859,031
                                                                 -----------
ELECTRONICS--3.0%
 Tektronix, Inc. ..........................        45,100          1,361,456
 Thomas & Betts Corp. .....................        14,100            666,225
                                                                 -----------
                                                                   2,027,681
                                                                 -----------

DESCRIPTION                                        SHARES              VALUE
----------------------------------------------------------------------------
ENERGY--1.4%
 Noble Affiliates, Inc. ...................        33,600        $   947,100
                                                                 -----------
FOOD & BEVERAGES--5.6%
 Hershey Foods Corp. ......................        21,600          1,282,500
 Ralston Purina Group .....................        44,300          1,348,381
 Whitman Corp. ............................        62,000          1,116,000
                                                                 -----------
                                                                   3,746,881
                                                                 -----------
GAS & PIPELINE UTILITIES--1.1%
 Cooper Cameron Corp. (a) .................        19,900            737,544
                                                                 -----------
HOMEBUILDERS--2.0%
 Lennar Corp. .............................        56,600          1,358,400
                                                                 -----------
HOTELS & RESTAURANTS--3.2%
 Hilton Hotels Corp. ......................        65,600            930,700
 Tricon Global Restaurants, Inc. (a) ......        22,200          1,201,575
                                                                 -----------
                                                                   2,132,275
                                                                 -----------
HOUSEHOLD APPLIANCES & HOME
  FURNISHINGS--3.9%
 Black & Decker Corp. .....................         2,700            170,438
 Ethan Allen Interiors, Inc. ..............        31,050          1,172,137
 Maytag Corp. .............................        11,700            815,344
 Whirlpool Corp. ..........................         6,200            458,800
                                                                 -----------
                                                                   2,616,719
                                                                 -----------
HOUSEHOLD PRODUCTS--0.9%
 Dial Corp. ...............................        16,400            609,875
                                                                 -----------
INDUSTRIAL & MACHINERY--1.3%
 Ingersoll-Rand Co. .......................        13,500            872,438
                                                                 -----------
INSURANCE--10.3%
 Ace, Ltd. ................................        51,400          1,452,050
 Ambac Financial Group, Inc. ..............        25,700          1,468,112
 American Bankers Insurance Group,
  Inc. ....................................        13,600            740,350
 Everest Reinsurance Holdings .............        32,600          1,063,575
 Hartford Life, Inc., Class A .............        27,800          1,462,975
 Protective Life Corp. ....................        20,900            710,600
                                                                 -----------
                                                                   6,897,662
                                                                 -----------
OIL & GAS--1.7%
 Enron Oil & Gas Co. ......................        54,400          1,101,600
                                                                 -----------
PUBLISHING--4.6%
 New York Times Co. .......................        42,700          1,571,894
 Tribune Co. ..............................        17,700          1,542,112
                                                                 -----------
                                                                   3,114,006
                                                                 -----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
14



----------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
----------------------------------------------------------------------------

DESCRIPTION                                        SHARES              VALUE
----------------------------------------------------------------------------
LAZARD MID CAP PORTFOLIO (CONTINUED)
RETAIL--8.5%
 Borders Group, Inc. (a) ..................        43,000         $  679,938
 Consolidated Stores Corp. (a) ............        33,300            899,100
 Saks, Inc. (a) ...........................        32,500            938,437
 Tandy Corp. ..............................        22,000          1,075,250
 TJX Companies, Inc. ......................        28,300            942,744
 Toys "R" Us, Inc. (a) ....................        29,900            618,556
 Venator Group, Inc. (a) ..................        53,000            553,188
                                                                  ----------
                                                                   5,707,213
                                                                  ----------
TELEPHONE--2.6%
 Cincinnati Bell, Inc. ....................        70,900          1,768,069
                                                                  ----------
TRANSPORTATION--1.7%
 CNF Transportation, Inc. .................        30,300          1,162,763
                                                                  ----------
UTILITIES--7.7%
 Entergy Corp. ............................        34,500          1,078,125
 Midamerican Energy Holdings Co. ..........        40,300          1,395,387
 Niagara Mohawk Power Corp. (a) ...........        90,100          1,447,231
 NiSource, Inc. ...........................        47,100          1,215,769
                                                                  ----------
                                                                   5,136,512
                                                                  ----------
WASTE MANAGEMENT--2.6%
 Republic Services, Inc., Class A (a) .....        71,600          1,772,100
                                                                  ----------
TOTAL COMMON STOCKS
 (Identified cost $59,267,506).............                       65,556,341
                                                                  ----------
                                              PRINCIPAL
                                               AMOUNT
DESCRIPTION                                     (000)                  VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENT--2.7%
 State Street Bank and Trust Company,
  4.70%, 07/01/99, (Dated 06/30/99,
  collateralized by $1,845,000
  United States Treasury Note,
  5.500%, 12/31/00, with a value of
  $1,841,253) (Identified cost
  $1,804,000)..............................        $1,804        $ 1,804,000
                                                                 -----------
TOTAL INVESTMENTS
  (Identified cost $61,071,506) (b)........         100.4%       $67,360,341
LIABILITIES IN EXCESS OF CASH AND
 OTHER ASSETS .............................          (0.4)          (245,953)
                                                   ------        -----------
NET ASSETS ................................         100.0%       $67,114,388
                                                   ======        ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              15


--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                                        SHARES              VALUE
----------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
COMMON STOCKS--91.7%
AEROSPACE & DEFENSE--0.9%
 AAR Corp. ..............................         232,600         $5,277,113
 Aviation Sales Co. (a) .................         152,500          6,023,750
                                                                  ----------
                                                                  11,300,863
                                                                  ----------
APPAREL & TEXTILES--2.0%
 Nautica Enterprises, Inc. (a) ..........         483,500          8,159,063
 Stride Rite Corp. ......................         813,700          8,391,281
 The Timberland Co., Class A (a) ........         116,600          7,936,088
                                                                  ----------
                                                                  24,486,432
                                                                  ----------
AUTO PARTS--5.1%
 Borg-Warner Automotive, Inc. ...........         187,800         10,329,000
 Dura Automotive Systems, Inc. (a) ......         418,357         13,910,370
 Pennzoil-Quaker State Co. ..............         220,300          3,304,500
 Superior Industries International, Inc.          477,100         13,030,794
 Tower Automotive, Inc. (a) .............         820,100         20,861,294
                                                                  ----------
                                                                  61,435,958
                                                                  ----------
BANKING & FINANCIAL SERVICES--5.7%
 Bancorp Queens County, Inc. ............         334,045         10,814,707
 Coast Federal Trust (a) ................         301,500            320,344
 Cullen/Frost Bankers, Inc. .............         413,000         11,383,312
 Eaton Vance Corp. ......................          82,900          2,854,869
 Enhance Financial Services Group,
  Inc. ..................................         450,900          8,905,275
 Hudson United Bancorp ..................         432,025         13,230,765
 Independence Community Bank
  Corp. .................................         529,900          7,153,650
 Southwest Bancorporation of Texas,
  Inc. (a) ..............................         390,000          7,020,000
 Staten Island Bancorp, Inc. ............         379,700          6,834,600
                                                                  ----------
                                                                  68,517,522
                                                                  ----------
BUILDING & CONSTRUCTION--1.1%
 Apogee Enterprises, Inc. ...............         982,700         13,205,031
                                                                  ----------
BUSINESS SERVICESS
  AND SUPPLIES--1.6%
 CDI Corp. (a) ..........................         386,100         13,151,531
 HA-LO Industries, Inc. (a) .............         562,500          5,554,688
 United Stationers, Inc. (a) ............          20,400            450,075
                                                                  ----------
                                                                  19,156,294
                                                                  ----------
CHEMICALS & PLASTICS--1.7%
 Ferro Corp. ............................         290,400          7,986,000
 H.B. Fuller Co. ........................         179,600         12,280,150
                                                                  ----------
                                                                  20,266,150
                                                                  ----------


DESCRIPTION                                       SHARES              VALUE
----------------------------------------------------------------------------
COAL--0.1%
 CONSOL Energy, Inc. (a) ................          58,500         $  702,000
                                                                  ----------
COMMERCIAL SERVICES--2.6%
 Inacom Corp. (a) .......................         880,000         11,110,000
 Nielsen Media Research, Inc. ...........         304,733          8,913,440
 Pittston Brink's Group .................         449,200         12,016,100
                                                                  ----------
                                                                  32,039,540
                                                                  ----------
COMPUTERS & BUSINESS
  EQUIPMENT--2.5%
 Bell & Howell Co. (a) ..................         598,700         22,638,343
 Data General Corp. (a) .................         122,300          1,780,994
 Sequent Computer Systems, Inc. (a) .....         357,500          6,345,625
                                                                  ----------
                                                                  30,764,962
                                                                  ----------
DRUGS & HEALTH CARE--2.4%
 Apria Healthcare Group, Inc. (a) .......         634,900         10,793,300
 Perrigo Co. (a) ........................         835,320          6,369,315
 West Pharmaceutical Services, Inc. .....         305,100         11,975,175
                                                                  ----------
                                                                  29,137,790
                                                                  ----------
ELECTRICAL EQUIPMENT--2.4%
 Anixter International, Inc. (a) ........         703,300         12,835,225
 Belden, Inc. ...........................         353,920          8,471,960
 MagneTek, Inc. (a) .....................         731,700          7,728,581
                                                                  ----------
                                                                  29,035,766
                                                                  ----------
ELECTRONICS--6.7%
 AMETEK, Inc. ...........................         733,100         16,861,300
 Credence Systems Corp. (a) .............         700,000         25,987,500
 Kemet Corp. (a) ........................       1,230,200         28,217,713
 Tektronix, Inc. ........................         313,900          9,475,856
                                                                  ----------
                                                                  80,542,369
                                                                  ----------
FOOD & BEVERAGES--3.2%
 American Italian Pasta Co.,
  Class A (a) ...........................         371,600         11,287,350
 Aurora Foods, Inc. (a) .................         483,800          8,466,500
 Lance, Inc. ............................         565,600          8,837,500
 Ralcorp Holdings, Inc. (a) .............         602,100          9,671,231
                                                                  ----------
                                                                  38,262,581
                                                                  ----------
GAS EXPLORATION--1.7%
 Barrett Resources Corp. (a) ............         532,800         20,446,200
                                                                  ----------
HOMEBUILDERS--3.3%
 Kaufman & Broad Home Corp. .............         424,700         10,564,413
 Lennar Corp. ...........................         509,600         12,230,400
 Toll Brothers, Inc. (a) ................         801,500         17,182,156
                                                                  ----------
                                                                  39,976,969
                                                                  ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
16

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                        SHARES              VALUE
----------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO (CONTINUED)
HOTELS & RESTAURANTS--1.6%
 CKE Restaurants, Inc. ..................         385,000         $6,256,250
 Lone Star Steakhouse &
  Saloon, Inc. (a) ......................         624,400          6,068,388
 Morton's Restaurant Group, Inc. (a) ....         356,900          6,803,406
                                                                  ----------
                                                                  19,128,044
                                                                  ----------
HOUSEHOLD APPLIANCES & HOME
  FURNISHINGS--3.6%
 Bassett Furniture Industries, Inc. .....         322,900          7,386,337
 Bush Industries, Inc., Class A .........         466,600          7,757,225
 Furniture Brands International,
  Inc. (a) ..............................         604,800         16,858,800
 Harman International Industries, Inc.            274,100         12,060,400
                                                                  ----------
                                                                  44,062,762
                                                                  ----------
INDUSTRIAL & MACHINERY--4.7%
 Applied Power, Inc., Class A ...........         280,100          7,650,231
 JLG Industries, Inc. ...................       1,004,900         20,474,837
 Regal-Beloit Corp. .....................         640,100         15,122,363
 Roper Industries, Inc. .................         426,800         13,657,600
                                                                  ----------
                                                                  56,905,031
                                                                  ----------
INSURANCE--3.4%
 Arthur J. Gallagher & Co. ..............         294,100         14,557,950
 HCC Insurance Holdings, Inc. ...........         669,900         15,198,356
 Radian Group, Inc. .....................         239,771         11,703,822
                                                                  ----------
                                                                  41,460,128
                                                                  ----------
LEISURE TIME--2.0%
 Carmike Cinemas, Inc., Class A (a) .....         524,700          8,362,406
 Polaris Industries, Inc. ...............         353,900         15,394,650
                                                                  ----------
                                                                  23,757,056
                                                                  ----------
MANUFACTURING--6.2%
 Alltrista Corp. (a) ....................         304,600         10,051,800
 Crane Co. ..............................         657,310         20,664,183
 Mark IV Industries, Inc. ...............         985,464         20,817,927
 Modine Manufacturing Co. ...............         256,700          8,358,794
 Varlen Corp. ...........................         366,468         14,841,954
                                                                  ----------
                                                                  74,734,658
                                                                  ----------
MEDICAL PRODUCTS--1.5%
 Invacare Corp. .........................         327,700          8,765,975
 Varian Medical Systems, Inc. ...........         375,200          9,473,800
                                                                  ----------
                                                                  18,239,775
                                                                  ----------
MEDICAL SUPPLIES--2.3%
 Datascope Corp. (a) ....................         587,700         18,879,862
 Dentsply International, Inc. ...........         330,500          9,254,000
                                                                  ----------
                                                                  28,133,862
                                                                  ----------

DESCRIPTION                                        SHARES              VALUE
----------------------------------------------------------------------------
OFFICE FURNISHINGS--0.7%
 Interface, Inc., Class A ...............       1,004,900         $8,667,262
                                                                  ----------
OIL & GAS--2.7%
 Atwood Oceanics, Inc. (a) ..............         212,400          6,637,500
 Devon Energy Corp. .....................         297,400         10,632,050
 Helmerich & Payne, Inc. ................         667,020         15,883,414
                                                                  ----------
                                                                  33,152,964
                                                                  ----------
PAPER PRODUCTS--1.9%
 Chesapeake Corp. .......................         307,500         11,512,031
 The Standard Register Co. ..............         373,100         11,472,825
                                                                  ----------
                                                                  22,984,856
                                                                  ----------
PRINTING--0.8%
 Electronics for Imaging, Inc. (a) ......         188,300          9,673,913
                                                                  ----------
PUBLISHING--2.4%
 Banta Corp. ............................         603,750         12,678,750
 Pulitzer, Inc. .........................         180,000          8,741,250
 World Color Press, Inc. (a) ............         277,000          7,617,500
                                                                  ----------
                                                                  29,037,500
                                                                  ----------
REAL ESTATE--4.4%
 Catellus Development Corp. (a) .........         528,900          8,197,950
 FelCor Suite Hotels, Inc. ..............         463,725          9,622,294
 Glenborough Realty Trust, Inc. .........         681,600         11,928,000
 Kilroy Realty Corp. ....................         511,000         12,455,625
 Reckson Associates Realty Corp. ........         495,900         11,653,650
                                                                 ----------
                                                                  53,857,519
                                                                 ----------
RETAIL--4.2%
 Cole National Corp. (a) ................         220,800          1,752,600
 CompUSA, Inc. (a) ......................         592,900          4,409,694
 Great Atlantic & Pacific Tea
  Company, Inc. .........................         290,300          9,815,769
 Oakley, Inc. (a) .......................         750,000          5,343,750
 Pier 1 Imports, Inc. ...................       1,176,200         13,232,250
 Talbots, Inc. ..........................         163,100          6,218,187
 The Elder-Beerman Stores Corp. (a) .....         609,500          4,456,969
 The Wet Seal, Inc., Class A (a) ........         200,800          5,747,900
                                                                  ----------
                                                                  50,977,119
                                                                  ----------
STEEL--0.4%
 WHX Corp. (a) ..........................         693,700          4,552,406
                                                                  ----------
TELECOMMUNICATIONS--0.9%
 NTL, Inc. (a) ..........................         122,600         10,566,588
                                                                  ----------
TELECOMMUNICATIONS
  EQUIPMENT--1.9%
 Allen Telecom, Inc. (a) ................         715,765          7,694,474
 Oak Industries, Inc. (a) ...............         348,685         15,233,176
                                                                  ----------
                                                                  22,927,650
                                                                  ----------
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              17

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                        SHARES              VALUE
----------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO (CONTINUED)
TRANSPORTATION--1.1%
 Budget Group, Inc., Class A (a) ........         631,900      $   7,780,269
 Pittston Burlington Group ..............         596,520          5,666,940
                                                               -------------
                                                                  13,447,209
                                                               -------------
UTILITIES--2.0%
 Avista Corp. ...........................         336,000          5,460,000
 Calpine Corp. (a) ......................         126,800          6,847,200
 Sierra Pacific Resources ...............         317,800         11,559,975
                                                               -------------
                                                                  23,867,175
                                                               -------------
TOTAL COMMON STOCKS
  (Identified cost
   $1,013,542,548).......................                      1,109,409,904
                                                               -------------

                                              PRINCIPAL
                                               AMOUNT
DESCRIPTION                                     (000)                  VALUE
----------------------------------------------------------------------------
CONVERTIBLE BONDS--0.0%
RESTAURANTS, LODGING &
  ENTERTAINMENT--0.0%
 Interactive Light Holdings, Inc.,
  10.00%, 02/07/01 (a),(g)
  (Identified cost $1,000,000)...........        $1,000           $  500,000
                                                                  ----------
REPURCHASE AGREEMENT--7.5%
 State Street Bank and Trust Company,
  4.70%, 07/01/99, (Dated 06/30/99,
  collateralized by $15,780,000
  United States Treasury Note,
  6.125%, 12/31/01, with a value of
  $15,878,625, and $24,835,000
  United States Treasury Note,
  6.500%, 08/31/01, with a value of
  $25,734,988, and $48,870,000
  United States Treasury Note,
  6.625%, 07/31/01, with a value
  of $51,008,063)
  (Identified cost $90,789,000)..........          90,789         90,789,000
                                                                  ----------
TOTAL INVESTMENTS
 (Identified cost
 $1,105,331,548) (b) ....................            99.2%    $1,200,698,904
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES ............................             0.8          9,540,981
                                                   ------     --------------
NET ASSETS ..............................           100.0%    $1,210,239,885
                                                   ======     ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
18

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
----------------------------------------------------------------------------
DESCRIPTION                                        SHARES              VALUE
----------------------------------------------------------------------------
LAZARD BANTAM VALUE PORTFOLIO
COMMON STOCKS--87.2%
AEROSPACE & DEFENSE--2.1%
 BE Aerospace, Inc. (a) .................          36,500        $   682,094
                                                                 -----------
APPAREL & TEXTILES--6.9%
 Candie's, Inc. (a) .....................         365,800          1,107,094
 Stride Rite Corp. ......................         113,300          1,168,406
                                                                 -----------
                                                                   2,275,500
                                                                 -----------
AUTO PARTS--5.8%
 Dura Automotive Systems, Inc. (a) ......          58,026          1,929,364
                                                                 -----------
BANKING & FINANCIAL SERVICES--2.9%
 Southwest Bancorporation of Texas,
  Inc. (a) ..............................          52,500            945,000
                                                                 -----------
BUILDING & CONSTRUCTION--3.8%
 Apogee Enterprises, Inc. ...............          93,600          1,257,750
                                                                 -----------
DRUGS & HEALTH CARE--9.2%
 Apria Healthcare Group, Inc. (a) .......         113,600          1,931,200
 West Pharmaceutical Services, Inc. .....          28,268          1,109,519
                                                                 -----------
                                                                   3,040,719
                                                                 -----------
FOOD & BEVERAGES--3.7%
 American Italian Pasta Co.,
  Class A (a) ...........................          40,700          1,236,262
                                                                 -----------
HOTELS & RESTAURANTS--8.7%
 Lone Star Steakhouse & Saloon, Inc.
  (a) ...................................          89,200            866,913
 Morton's Restaurant Group, Inc. (a) ....          46,100            878,781
 Prime Hospitality Corp. (a) ............          92,900          1,114,800
                                                                 -----------
                                                                   2,860,494
                                                                 -----------
HOUSEHOLD APPLIANCES & HOME
  FURNISHINGS--3.3%
 Bassett Furniture Industries, Inc. .....          29,000            663,375
 Bush Industries, Inc., Class A .........          26,100            433,912
                                                                 -----------
                                                                   1,097,287
                                                                 -----------
INDUSTRIAL & MACHINERY--6.4%
 OmniQuip International, Inc. ...........          72,700            572,512
 Regal-Beloit Corp. .....................          65,200          1,540,350
                                                                 -----------
                                                                   2,112,862
                                                                 -----------
LEISURE TIME--4.4%
 Carmike Cinemas, Inc., Class A (a) .....          69,200          1,102,875
 Trendwest Resorts, Inc. (a) ............          15,200            339,150
                                                                 -----------
                                                                   1,442,025
                                                                 -----------


DESCRIPTION                                        SHARES              VALUE
----------------------------------------------------------------------------
MANUFACTURING--10.7%
 Hawk Corp., Class A (a) ................         117,900        $ 1,038,994
 Varlen Corp. ...........................          61,450          2,488,725
                                                                 -----------
                                                                   3,527,719
                                                                 -----------
MEDICAL SUPPLIES--1.3%
 Datascope Corp. (a) ....................          13,500            433,688
                                                                 -----------
OFFICE FURNISHINGS--0.6%
 Interface, Inc., Class A ...............          22,600            194,925
                                                                 -----------
OIL & GAS--3.6%
 Atwood Oceanics, Inc. (a) ..............          38,000          1,187,500
                                                                 -----------
PUBLISHING--3.7%
 Pulitzer, Inc. .........................          25,100          1,218,919
                                                                 -----------
RETAIL--4.7%
 The Wet Seal, Inc., Class A (a) ........          26,000            744,250
 Wild Oats Markets, Inc. (a) ............          27,100            822,316
                                                                 -----------
                                                                   1,566,566
                                                                 -----------
TELECOMMUNICATIONS EQUIPMENT--3.5%
 Allen Telecom, Inc. (a) ................         106,400          1,143,800
                                                                 -----------
TRANSPORTATION--1.9%
 Budget Group, Inc., Class A (a) ........          51,000            627,938
                                                                 -----------
TOTAL COMMON STOCKS
 (Identified cost $27,205,605)...........                         28,780,412
                                                                 -----------
                                               PRINCIPAL
                                                AMOUNT
                                                 (000)
                                              ---------
REPURCHASE AGREEMENT--14.3%
 State Street Bank and Trust Company,
  4.70%, 07/01/99, (Dated 06/30/99,
  collateralized by $4,790,000 United States
  Treasury Note, 6.125%, 12/31/01,
  with a value of $4,819,938)
  (Identified cost $4,725,000)...........       $   4,725          4,725,000
                                                                 -----------
TOTAL INVESTMENTS
 (Identified cost $31,930,605) (b) ......           101.5%       $33,505,412
LIABILITIES IN EXCESS OF CASH AND
 OTHER ASSETS ...........................            (1.5)          (479,549)
                                                ---------        -----------
NET ASSETS ..............................           100.0%       $33,025,863
                                                =========        ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              19

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                        SHARES              VALUE
----------------------------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO
COMMON STOCKS--97.1%
AUSTRALIA--2.0%
 Broken Hill Proprietary Company,
  Ltd. ..................................         113,641        $1,314,642
                                                                 ----------
FRANCE--7.1%
 Alcatel ................................           6,060           852,709
 Axa SA .................................           4,970           606,089
 Banque Nationale de Paris ..............           9,440           786,283
 Cie de Saint Gobain ....................           2,700           430,019
 Elf Aquitaine SA .......................           4,550           667,440
 Rhone-Poulenc SA .......................          12,498           570,871
 Vivendi ................................          10,445           845,766
                                                                 ----------
 TOTAL FRANCE ...........................                         4,759,177
                                                                 ----------
GERMANY--4.6%
 DaimlerChrysler AG .....................           7,609           658,874
 Hoechst AG .............................          13,700           619,984
 Siemens AG .............................           8,600           663,126
 Thyssen Krupp AG (a) ...................          21,000           461,749
 VEBA AG ................................          11,500           675,722
                                                                 ----------
 TOTAL GERMANY ..........................                         3,079,455
                                                                 ----------
HONG KONG--1.3%
 HSBC Holdings, Ltd. ....................          23,326           850,831
                                                                 ----------
ITALY--2.3%
 Ente Nazionale Idrocarburi SPA (ENI)              88,400           527,626
 San Paolo-Imi SPA ......................          35,300           480,335
 Telecom Italia SPA .....................         104,700           567,712
                                                                 ----------
 TOTAL ITALY ............................                         1,575,673
                                                                 ----------
JAPAN--11.1%
 Canon, Inc. ............................          26,000           747,954
 Industrial Bank of Japan, Ltd. .........          70,000           555,510
 Kao Corporation ........................          25,000           702,654
 Nippon Telegraph & Telephone Corp.                    38           442,920
 Nissan Motor Company, Ltd. (a) .........          74,000           353,575
 NTT Mobile Communications ..............              16           216,913
 NTT Mobile Communications--
  New (a) ...............................              64           857,072
 Promise Company, Ltd. ..................           9,000           531,950
 Sankyo Company, Ltd. ...................          24,000           605,109
 Sony Corp. .............................           5,800           625,692
 Sumitomo Trust & Banking, Ltd. .........         218,000         1,048,822
 TDK Corp. ..............................           8,000           732,082
                                                                 ----------
 TOTAL JAPAN ............................                         7,420,253
                                                                 ----------

DESCRIPTION                                        SHARES              VALUE
----------------------------------------------------------------------------
NETHERLANDS--3.5%
 Heineken NV ............................          16,262        $  832,317
 ING Groep NV ...........................          12,100           654,848
 Philips Electronics NV .................           9,108           898,056
                                                                 ----------
 TOTAL NETHERLANDS ......................                         2,385,221
                                                                 ----------
SINGAPORE--0.5%
 Oversea-Chinese Banking
  Corporation, Ltd. .....................          40,000           333,725
                                                                 ----------
SPAIN--3.3%
 Argentaria, Caja Postal y Banco
  Hipotecario de Espana SA ..............          31,000           705,916
 Endesa SA ..............................          21,800           464,732
 Telefonica SA ..........................          21,308         1,026,002
                                                                 ----------
 TOTAL SPAIN ............................                         2,196,650
                                                                 ----------
SWEDEN--1.3%
 ABB AB (a) .............................           6,077           569,115
 Volvo AB, Series B .....................          11,700           339,739
                                                                 ----------
 TOTAL SWEDEN ...........................                           908,854
                                                                 ----------
SWITZERLAND--1.6%
 Roche Holding AG .......................              50           513,793
 Zurich Allied AG .......................             942           535,482
                                                                 ----------
 TOTAL SWITZERLAND ......................                         1,049,275
                                                                 ----------
UNITED KINGDOM--11.7%
 AstraZeneca Group PLC ..................          13,405           522,683
 British American Tobacco PLC ...........          64,200           605,654
 British Aerospace PLC ..................          90,400           588,496
 British Petroleum Company PLC ..........          38,800           694,761
 Cadbury Schweppes PLC ..................          87,084           555,777
 Diageo PLC .............................          63,248           664,465
 Granada Group PLC ......................          38,000           703,796
 Imperial Chemical Industries PLC .......          61,000           602,388
 National Westminster Bank PLC ..........          35,100           744,140
 Prudential Corporation PLC .............          44,500           655,838
 Royal & Sun Alliance Insurance
  Group PLC .............................          74,181           664,734
 SmithKline Beecham PLC .................          21,200           275,686
 Unilever PLC ...........................          62,142           551,466
                                                                 ----------
 TOTAL UNITED KINGDOM ...................                         7,829,884
                                                                 ----------
UNITED STATES--46.8%
 Aetna, Inc. ............................           7,150           639,478
 AlliedSignal, Inc. .....................          13,400           844,200
 American Home Products Corp. ...........          19,000         1,092,500
 AT&T Corp. .............................          24,900         1,389,731

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
20

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                        SHARES              VALUE
----------------------------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO (CONTINUED)
 Bank One Corp. .........................          15,400         $  917,262
 BankAmerica Corp. ......................          10,730            786,643
 Bell Atlantic Corp. ....................          24,900          1,627,837
 Bristol-Myers Squibb Co. ...............          14,600          1,028,387
 Chase Manhattan Corp. ..................          14,700          1,273,387
 Citigroup, Inc. ........................          16,725            794,438
 Compaq Computer Corp. ..................           8,500            201,344
 Delphi Automotive Systems Corp. ........           9,086            168,659
 Eastman Kodak Co. ......................          11,300            765,575
 Federal National Mortgage
  Association ...........................          13,400            916,225
 Federated Department Stores, Inc. (a)             14,000            741,125
 First Data Corp. .......................          17,600            861,300
 Fleet Financial Group, Inc. ............          15,000            665,625
 FPL Group, Inc. ........................          18,700          1,021,487
 General Motors Corp. ...................          13,000            858,000
 H.J. Heinz Co. .........................          13,800            691,725
 Hewlett-Packard Co. ....................          10,700          1,075,350
 International Business Machines
  Corp. .................................           8,920          1,152,910
 Johnson & Johnson ......................           5,600            548,800
 McDonald's Corp. .......................          21,100            871,694
 Merck & Company, Inc. ..................          11,200            828,800
 Minnesota Mining & Manufacturing
  Co. ...................................           7,800            678,113
 Mobil Corp. ............................           8,200            811,800
 Motorola, Inc. .........................          11,400          1,080,150
 PepsiCo, Inc. ..........................          20,100            777,619
 Philip Morris Companies, Inc. ..........          25,190          1,012,323
 Sears, Roebuck & Co. ...................          16,970            756,226
 Texaco, Inc. ...........................          10,300            643,750
 Texas Instruments, Inc. ................           6,000            870,000
 The Hartford Financial Services
  Group, Inc. ...........................          10,860            633,274
 Toys "R" Us, Inc. (a) ..................          32,200            666,138
 United Technologies Corp. ..............          15,600          1,118,325
 Xerox Corp. ............................          10,700            631,969
                                                                  ----------
 TOTAL UNITED STATES ....................                         31,442,169
                                                                  ----------
TOTAL COMMON STOCKS
 (Identified cost $57,723,765)...........                         65,145,809
                                                                  ----------

                                              PRINCIPAL
                                               AMOUNT
DESCRIPTION                                     (000)         VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENT--3.7%
 State Street Bank and Trust Company,
  4.70%, 07/01/99, (Dated 06/30/99,
  collateralized by $2,450,000
  United States Treasury Note,
  6.625%, 03/31/02, with a value of
  $2,538,812)
  (Identified cost $2,484,000)...........          $2,484        $ 2,484,000
                                                                 -----------
TOTAL INVESTMENTS
 (Identified cost $60,207,765) (b) ......           100.8%       $67,629,809
LIABILITIES IN EXCESS OF CASH AND
 OTHER ASSETS ...........................            (0.8)          (506,416)
                                                   ------        -----------
NET ASSETS ..............................           100.0%       $67,123,393
                                                   ======        ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              21

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                      SHARES              VALUE
----------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
COMMON STOCKS--94.4%
AUSTRALIA--2.3%
 Broken Hill Proprietary Company,
  Ltd. .................................        5,093,963        $58,928,869
 Westpac Banking Corporation, Ltd. .....        2,367,100         15,334,759
                                                                 -----------
 TOTAL AUSTRALIA .......................                          74,263,628
                                                                 -----------
DENMARK--0.7%
 Unidanmark, Class A ...................          320,600         21,337,179
                                                                 -----------
FINLAND--1.0%
 Merita, Ltd., Class A .................        2,478,000         14,075,003
 UPM-Kymmene OYJ .......................          559,600         17,305,914
                                                                 -----------
 TOTAL FINLAND .........................                          31,380,917
                                                                 -----------
FRANCE--13.2%
 Alcatel ...............................          337,540         47,495,611
 Axa SA ................................          380,100         46,353,037
 Banque Nationale de Paris .............          684,922         57,049,003
 Cie de Saint Gobain ...................          303,730         48,373,973
 Elf Aquitaine SA ......................          383,700         56,284,950
 Michelin, Class B .....................          510,900         20,892,658
 Rhone-Poulenc SA ......................          904,790         41,328,070
 Suez Lyonnaise des Eaux ...............          213,900         38,565,252
 Vivendi ...............................          937,610         75,921,364
                                                                 -----------
 TOTAL FRANCE ..........................                         432,263,918
                                                                 -----------
GERMANY--8.9%
 Allianz AG ............................          118,656         32,903,157
 DaimlerChrysler AG ....................          448,043         38,796,680
 Deutsche Telekom AG ...................          351,551         14,749,535
 Hoechst AG ............................        1,032,400         46,720,566
 Metro AG ..............................          800,324         49,665,855
 Siemens AG ............................          660,400         50,921,859
 Thyssen Krupp AG (a) ..................        1,140,000         25,066,361
 VEBA AG ...............................          561,600         32,998,754
                                                                 -----------
 TOTAL GERMANY .........................                         291,822,767
                                                                 -----------
HONG KONG--1.3%
 HSBC Holdings, Ltd. ...................        1,158,348         42,251,500
                                                                 -----------
ITALY--4.0%
 Ente Nazionale Idrocarburi SPA (ENI)           6,544,800         39,063,444
 San Paolo-Imi SPA .....................        2,538,500         34,541,937
 Telecom Italia SPA ....................       10,507,400         56,973,984
                                                                 -----------
 TOTAL ITALY ...........................                         130,579,365
                                                                 -----------
JAPAN--21.7%
 Asahi Breweries, Ltd. .................        2,393,000         29,791,337
 Canon, Inc. ...........................        1,706,000         49,077,292

DESCRIPTION                                        SHARES              VALUE
----------------------------------------------------------------------------
 Fuji Bank, Ltd. .......................        2,150,000        $15,000,413
 Industrial Bank of Japan, Ltd. ........        4,190,000         33,251,219
 Japan Tobacco, Inc. ...................            4,540         50,290,154
 Kao Corporation .......................        1,448,000         40,697,693
 Nintendo Co. ..........................          250,400         35,209,589
 Nippon Telegraph & Telephone Corp.                 3,293         38,382,491
 Nissan Motor Company, Ltd. (a) ........        9,986,000         47,713,548
 NTT Mobile Communications .............            1,093         14,817,889
 NTT Mobile Communications--
  New (a) ..............................            4,372         58,548,730
 Orix Corp. ............................          642,300         57,343,473
 Promise Company, Ltd. .................          557,500         32,951,351
 Ricoh Company, Ltd. ...................        1,281,000         17,641,944
 Sankyo Company, Ltd. ..................        1,342,000         33,835,662
 Sony Corp. ............................          510,800         55,104,075
 Sumitomo Trust & Banking, Ltd. ........       11,181,000         53,793,023
 TDK Corp. .............................          491,000         44,931,553
                                                                 -----------
 TOTAL JAPAN ...........................                         708,381,436
                                                                 -----------
MALAYSIA--0.4%
 Genting Berhad ........................        4,167,500         14,319,609
                                                                 -----------
NETHERLANDS--4.2%
 Heineken NV ...........................          865,775         44,311,849
 ING Groep NV ..........................          813,300         44,015,502
 Philips Electronics NV ................          509,496         50,236,727
                                                                 -----------
 TOTAL NETHERLANDS .....................                         138,564,078
                                                                 -----------
SINGAPORE--1.7%
 Oversea-Chinese Banking
  Corporation, Ltd. ....................        2,241,000         18,696,945
 United Overseas Bank, Ltd. ............        5,199,800         36,355,828
                                                                 -----------
 TOTAL SINGAPORE .......................                          55,052,773
                                                                 -----------
SPAIN--5.1%
 Argentaria, Caja Postal y Banco
  Hipotecario de Espana SA .............        2,393,400         54,501,265
 Endesa SA .............................        1,585,900         33,808,190
 Telefonica SA .........................        1,649,640         79,431,841
                                                                 -----------
 TOTAL SPAIN ...........................                         167,741,296
                                                                 -----------
SWEDEN--5.1%
 ABB AB (a) ............................          465,350         43,580,310
 Electrolux AB, Series B ...............        1,984,500         41,611,615
 Nordbanken Holding AB .................        2,291,600         13,416,482
 Svenska Handelsbanken AB,
  Series A .............................        3,163,000         38,005,183
 Volvo AB, Series B ....................        1,026,900         29,818,689
                                                                 -----------
 TOTAL SWEDEN ..........................                         166,432,279
                                                                 -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
22

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                     SHARES           VALUE
----------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
SWITZERLAND--3.6%
 Nestle SA ..............................          14,754      $  26,574,467
 Roche Holding AG .......................           3,750         38,534,499
 The Swatch Group AG ....................          21,115         14,202,489
 Zurich Allied AG .......................          64,890         36,886,863
                                                               -------------
 TOTAL SWITZERLAND ......................                        116,198,318
                                                               -------------
UNITED KINGDOM--21.2%
 Allied Zurich PLC ......................       2,195,550         27,599,373
 AstraZeneca Group PLC ..................       1,312,540         51,178,082
 British American Tobacco PLC ...........       4,823,150         45,500,913
 British Aerospace PLC ..................       9,542,848         62,123,118
 British Energy PLC .....................         969,800          8,331,129
 British Petroleum Company PLC ..........       2,758,600         49,396,053
 Cadbury Schweppes PLC ..................       2,706,262         17,271,580
 Diageo PLC .............................       4,184,194         43,957,922
 Granada Group PLC ......................       2,849,200         52,769,866
 Great Universal Stores PLC .............       3,020,600         33,685,644
 Imperial Chemical Industries PLC .......       4,052,600         40,020,269
 Invensys PLC ...........................      10,732,700         50,752,266
 National Westminster Bank PLC ..........       2,931,900         62,157,942
 Prudential Corporation PLC .............       3,201,300         47,180,569
 Royal & Sun Alliance Insurance
  Group PLC .............................       5,198,658         46,585,086
 SmithKline Beecham PLC .................       2,192,700         28,514,014
 Unilever PLC ...........................       3,014,642         26,752,805
                                                               -------------
 TOTAL UNITED KINGDOM ...................                        693,776,631
                                                               -------------
TOTAL COMMON STOCKS
 (Identified cost $2,521,889,137)........                      3,084,365,694
                                                               -------------

                                              PRINCIPAL
                                                AMOUNT
DESCRIPTION                                      (000)                 VALUE
----------------------------------------- -------------  -------------------
REPURCHASE AGREEMENT--3.7%
 State Street Bank and Trust Company,
  4.70%, 07/01/99, (Dated 06/30/99,
  collateralized by $45,075,000
  United States Treasury Note,
  6.500%, 05/31/01, with a value of
  $45,976,500 and $73,830,000
  United States Treasury Note,
  6.500%, 08/31/01, with a value of
  $76,506,338)
  (Identified cost $120,075,000).........        $120,075     $  120,075,000
TOTAL INVESTMENTS
 (Identified
 cost $2,641,964,137) (b) ...............            98.1%    $3,204,440,694
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES ............................             1.9         62,094,820
                                                 --------     --------------
NET ASSETS ..............................           100.0%    $3,266,535,514
                                                 ========     ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              23

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                        SHARES              VALUE
----------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
COMMON STOCKS--93.5%
AUSTRALIA--3.9%
 Cochlear, Ltd. .........................         931,000         $7,382,788
                                                                  ----------
AUSTRIA--1.9%
 BWT AG .................................           5,146            974,696
 KTM-Sportmotorcycle AG .................          39,200          2,618,524
                                                                  ----------
 TOTAL AUSTRIA ..........................                          3,593,220
                                                                  ----------
CANADA--0.1%
 Maple Leaf Foods, Inc. .................          26,000            222,479
                                                                  ----------
DENMARK--1.0%
 Falck AS ...............................          14,894          1,218,416
 Falck AS-New (a) .......................           9,600            765,370
                                                                  ----------
 TOTAL DENMARK ..........................                          1,983,786
                                                                  ----------
FINLAND--4.2%
 Amer Group, Ltd. .......................         191,400          2,752,401
 Asko OYJ-A, Class A ....................         101,730          1,657,970
 Sampo Insurance Company, Ltd. ..........          61,800          1,790,154
 Santasalo-JOT Group ....................          29,700            160,735
 Vaisala OY .............................          21,400          1,577,304
                                                                  ----------
 TOTAL FINLAND ..........................                          7,938,564
                                                                  ----------
FRANCE--7.9%
 Carbone-Lorraine .......................          46,900          2,381,084
 Havas Advertising SA ...................           8,600          1,851,964
 Neopost SA (c) .........................         231,900          5,378,719
 SCOR SA ADR ............................          33,500          1,687,562
 Societe BIC SA .........................          67,000          3,532,775
                                                                  ----------
 TOTAL FRANCE ...........................                         14,832,104
                                                                  ----------
GERMANY--5.9%
 Data Modul AG ..........................          10,918            189,081
 Fielmann AG ............................          62,300          2,305,569
 Hawesko Holding AG .....................          62,700          2,132,933
 Holsten Brauerei AG ....................             337             59,752
 Marseille-Kliniken AG ..................         286,200          3,953,393
 Prosieben Media AG .....................          54,400          2,467,443
                                                                  ----------
 TOTAL GERMANY ..........................                         11,108,171
                                                                  ----------
HONG KONG--5.2%
 CDL Hotels International, Ltd. .........       4,976,600          2,084,648
 Esprit Asia Holdings, Ltd. .............       5,803,500          3,927,045
 Peregrine Investment Holdings, Ltd.
  (a), (d) ..............................       2,163,800                  0
 Shaw Brothers (Hong Kong), Ltd. ........       1,479,500          1,010,666
 VTech Holdings, Ltd. ...................         910,000          2,891,179
                                                                  ----------
 TOTAL HONG KONG ........................                          9,913,538
                                                                  ----------


DESCRIPTION                                        SHARES              VALUE
----------------------------------------------------------------------------
IRELAND--3.0%
 Adare Printing Group PLC ...............         308,000        $1,936,761
 Anglo Irish Bank Corporation PLC .......         754,000         1,857,654
 Waterford Wedgwood PLC .................       1,900,500         1,959,131
                                                                 ----------
 TOTAL IRELAND ..........................                         5,753,546
                                                                 ----------
ITALY--7.8%
 Banca Popolare di Brescia SPA ..........         113,000         4,839,997
 Industrie Natuzzi SPA ADR ..............          98,800         1,920,425
 Interpump Group SPA ....................         352,000         1,516,752
 Luxottica Group SPA ADR ................         252,200         3,924,863
 Manuli Rubber Industries SPA ...........         699,800         1,767,403
 Premafin Finanziaria SPA (a) ...........       1,304,000           743,358
                                                                 ----------
 TOTAL ITALY ............................                        14,712,798
                                                                 ----------
JAPAN--4.2%
 Aderans Company, Ltd. ..................          47,700         2,038,596
 Hokuto Corp. ...........................          26,600         1,429,280
 Kawasumi Laboratories ..................          66,000           987,518
 Paris Miki, Inc. .......................          63,300         3,453,583
                                                                 ----------
 TOTAL JAPAN ............................                         7,908,977
                                                                 ----------
NETHERLANDS--6.3%
 Avalix Groep NV (a), (c) ...............         162,700         1,333,369
 Beter Bed Holding NV ...................          61,632         1,778,934
 Moolen Van Der .........................          35,800         2,297,301
 Scala Business Solutions NV,
  3/31/01 warrants (a) ..................          59,100            54,831
 Scala Business Solutions NV (a) ........         505,140         4,295,971
 Telegraaf Holdings .....................         110,100         2,167,785
                                                                 ----------
 TOTAL NETHERLANDS ......................                        11,928,191
                                                                 ----------
NORWAY--3.0%
 P4 Radio Hele Norg ASA (a) .............         724,800         2,897,176
 Schibsted ASA ..........................         240,800         2,704,245
                                                                 ----------
 TOTAL NORWAY ...........................                         5,601,421
                                                                 ----------
PORTUGAL--2.3%
 Campanhia de Seguros Mundial
  Confianca SA (a) ......................         110,600         4,362,101
                                                                 ----------
SPAIN--2.0%
 Banco Pastor SA ........................          72,400         3,690,629
                                                                 ----------
SWEDEN--4.5%
 Elanders AB ............................         124,750         2,130,846
 Getinge Industries AB ..................         184,798         2,732,023
 Industrial & Financial Systems AB ......         239,400         2,326,599
 Monark Stiga AB ........................         348,575         1,313,983
                                                                 ----------
 TOTAL SWEDEN ...........................                         8,503,451
                                                                 ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
24

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                  SHARES          VALUE
----------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO (CONTINUED)
SWITZERLAND--10.0%
 Bank Sarasin & Cie ....................            2,120        $ 3,639,895
 Brauerei Eoichof AG ...................            4,213          3,250,981
 Edipresse SA ..........................           12,660          4,111,183
 Gretag Imaging Group ..................           33,800          3,265,674
 Moevenpick Holding AG .................            1,730            747,579
 SAIA-Burgess Electronics AG ...........            5,900          1,528,969
 TAG Heuer International SA ............           22,700          2,364,735
                                                                 -----------
 TOTAL SWITZERLAND .....................                          18,909,016
                                                                 -----------
TAIWAN--1.6%
 Want Want Holdings, Ltd. ..............        1,662,000          2,974,980
                                                                 -----------
UNITED KINGDOM--18.7%
 AMEC PLC ..............................          716,500          2,919,456
 Ashtead Group PLC .....................          605,200          1,669,407
 Carpetright PLC .......................          160,300            998,058
 Denison International PLC ADR (a) .....          121,500          1,868,062
 Devro PLC .............................          468,300          1,040,803
 Euromoney Publications PLC ............           50,644          1,337,113
 Games Workshop Group PLC ..............          151,100            888,379
 Goode Durrant PLC .....................          346,100          2,536,762
 Hogg Robinson PLC .....................          789,400          2,824,543
 Jardine Lloyd Thompson Group PLC ......          769,800          3,015,293
 JBA Holdings PLC ......................          883,700          1,601,872
 Man (E D & F) Group PLC ...............          594,500          3,401,603
 Seton Healthcare Group PLC ............          356,423          4,084,372
 Signet Group PLC ADR ..................          217,312          5,459,964
 Victrex PLC ...........................          598,100          1,715,815
                                                                 -----------
 TOTAL UNITED KINGDOM ..................                          35,361,502
                                                                 -----------
TOTAL COMMON STOCKS
 (Identified cost $166,626,862).........                         176,681,262
                                                                 -----------

                                               PRINCIPAL
                                                AMOUNT
DESCRIPTION                                      (000)                 VALUE
----------------------------------------------------------------------------
REPURCHASE AGREEMENT--4.2%
 State Street Bank and Trust Company,
  4.70%, 07/01/99, (Dated 06/30/99,
  collateralized by $7,905,000
  United States Treasury Note,
  5.750%, 10/31/00, with a value of
  $8,003,813)
  (Identified cost $7,846,000)...........          $7,846       $  7,846,000
                                                                ------------
TOTAL INVESTMENTS
 (Identified
 cost $174,472,862) (b) .................            97.7%      $184,527,262
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES ............................             2.3          4,392,069
                                                   ------       ------------
NET ASSETS ..............................           100.0%      $188,919,331
                                                   ======       ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              25

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                       SHARES              VALUE
----------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
COMMON STOCKS--84.0%
ARGENTINA--3.1%
 Quilmes Industrial Quinsasa ADR ........         684,050         $8,465,119
 Telefonica de Argentina SA ADR .........         112,400          3,526,550
                                                                  ----------
 TOTAL ARGENTINA ........................                         11,991,669
                                                                  ----------
BRAZIL--2.7%
 Companhia Cervejaria Brahma ADR                  189,700          2,145,981
 Embratel Participacoes SA ADR ..........         196,600          2,727,825
 Souza Cruz SA ..........................         801,200          5,633,968
 Telecomunicacoes Brasileiras SA
  ADR ...................................          89,600              5,600
                                                                  ----------
 TOTAL BRAZIL ...........................                         10,513,374
                                                                  ----------
CHILE--4.0%
 AFP Provida SA ADR .....................         404,900          8,907,800
 Quinenco SA ADR ........................         428,500          4,017,187
 Santa Isabel SA ADR ....................         236,800          2,397,600
                                                                  ----------
 TOTAL CHILE ............................                         15,322,587
                                                                  ----------
CZECH REPUBLIC--1.0%
 Ceske Energeticke Zavody AS (a) ........       1,892,000          3,887,818
                                                                  ----------
GREECE--1.4%
 Hellenic Telecommunication
  Organization SA ADR ...................          17,500            193,594
 Hellenic Telecommunication
  Organization SA .......................         237,822          5,090,045
                                                                  ----------
 TOTAL GREECE ...........................                          5,283,639
                                                                  ----------
HONG KONG--5.9%
 China Telecom, Ltd. ADR (a) ............          97,100          5,534,700
 Guangshen Railway, Ltd. ADR ............         444,300          3,387,787
 Jiangsu Expressway Company, Ltd. .......      10,130,000          2,193,489
 Peregrine Investment Holdings, Ltd.
  (a), (d) ..............................       2,329,000                  0
 Shenzhen Expressway Co. ................      21,334,000          4,509,546
 Yue Yuen Industrial Holdings ...........       3,051,300          7,039,707
                                                                  ----------
 TOTAL HONG KONG ........................                         22,665,229
                                                                  ----------
HUNGARY--2.2%
 Magyar Olaj-es Gazipari RT .............         184,800          4,449,610
 Magyar Tavkozlesi RT ADR ...............         150,900          4,149,750
                                                                  ----------
 TOTAL HUNGARY ..........................                          8,599,360
                                                                  ----------

DESCRIPTION                                        SHARES              VALUE
----------------------------------------------------------------------------
INDIA--7.3%
 Bharat Heavy Electricals, Ltd. (a) .....         250,241         $1,419,071
 Hindalco Industries, Ltd. GDR ..........         264,800          5,097,400
 Hindalco Industries, Ltd. ..............         195,100          2,826,656
 Larsen & Toubro, Ltd. ..................         656,000          4,332,503
 Mahanagar Telephone Nigam, Ltd.
  GDR (c) ...............................         545,100          5,532,765
 Mahanagar Telephone Nigam, Ltd. ........         402,200          1,724,509
 State Bank of India GDR (c) ............         601,700          7,310,655
                                                                  ----------
 TOTAL INDIA ............................                         28,243,559
                                                                  ----------
ISRAEL--4.2%
 Bank Hapoalim ..........................       1,044,300          2,678,315
 ECI Telecom, Ltd. ADR ..................         227,900          7,563,431
 Supersol, Ltd. ADR .....................         409,700          5,991,863
                                                                  ----------
 TOTAL ISRAEL ...........................                         16,233,609
                                                                  ----------
MALAYSIA--1.2%
 Jaya Tiasa Holdings Berhad .............       2,480,000          4,554,502
                                                                  ----------
MEXICO--17.7%
 Carso Global Telecom ...................         987,000          6,247,895
 Cemex SA de CV (a) .....................       2,048,904         10,091,357
 Fomento Economico Mexicano SA
  de CV ADR .............................         207,400          8,270,075
 Grupo Financiero Banamex Accival
  SA de CV (a) ..........................       3,363,300          8,558,923
 Grupo Financiero Banorte SA
  de CV (a) .............................       1,996,000          2,920,666
 Grupo Industrial Maseca SA de CV
  ADR ...................................         670,800          5,995,275
 Grupo Televisa SA (a) ..................         197,700          8,859,431
 Kimberly-Clark de Mexico SA ............         850,400          3,498,624
 Panamerican Beverages, Inc., Class A
  ADR ...................................         196,600          4,681,538
 Pepsi-Gemex SA de CV GDR ...............         527,900          4,817,087
 Tubos de Acero de Mexico SA ADR ........         421,400          4,582,725
                                                                  ----------
 TOTAL MEXICO ...........................                         68,523,596
                                                                  ----------
PERU--2.2%
 Credicorp, Ltd. ........................         198,300          2,181,300
 Telefonica del Peru SA ADR .............         409,200          6,189,150
                                                                  ----------
 TOTAL PERU .............................                          8,370,450
                                                                  ----------
PHILIPPINES--4.0%
 Benpres Holdings Corp. .................      42,916,000         10,150,958
 Philippine Long Distance Telephone
  Co. ADR ...............................         180,900          5,449,613
                                                                  ----------
 TOTAL PHILIPPINES ......................                         15,600,571
                                                                  ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
26

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
DESCRIPTION                                  SHARES          VALUE
----------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO (CONTINUED)
POLAND--1.8%
 Bank Handlowy W. Warszawie ............          507,400        $ 7,042,735
                                                                 -----------
SOUTH AFRICA--10.7%
 Amalgamated Banks of South Africa,
  Ltd. .................................        1,053,323          5,961,382
 Barlow, Ltd. ..........................          958,515          5,528,061
 Impala Platinum Holdings, Ltd. ........           78,100          1,964,796
 JD Group, Ltd. ........................          590,616          3,611,822
 Liberty Life Association, Ltd. ........          229,600          2,941,346
 Naspers, Ltd. .........................          759,100          4,560,387
 Rembrandt Group, Ltd. .................          789,200          6,578,847
 Sanlam, Ltd. (a) ......................        3,567,300          4,227,079
 South African Breweries PLC ...........          702,400          6,099,728
                                                                 -----------
 TOTAL SOUTH AFRICA ....................                          41,473,448
                                                                 -----------
SOUTH KOREA--12.1%
 Korea Electric Power Corp. ............          202,100          8,398,281
 Korea Telecom Corp. ADR (a) ...........          107,836          4,313,440
 Pohang Iron & Steel Company, Ltd. .....           35,800          4,321,980
 Samsung Electronics Co. ...............          140,251         15,388,231
 SK Telecom Company, Ltd. ..............            4,501          6,027,257
 SK Telecom Company, Ltd. ADR ..........          486,701          8,273,917
 SK Telecom Company, Ltd., rights
  Exp. 7/28/99 (a) .....................            1,032                  0
                                                                 -----------
 TOTAL SOUTH KOREA .....................                          46,723,106
                                                                 -----------
THAILAND--0.8%
 Bangkok Expressway Public
  Company, Ltd. (a) ....................        4,459,000          2,932,359
                                                                 -----------
UNITED KINGDOM--0.5%
 Liberty International PLC (a) .........          107,049            708,751
 South African Breweries PLC ...........          152,100          1,306,625
                                                                 -----------
 TOTAL UNITED KINGDOM ..................                           2,015,376
                                                                 -----------
VENEZUELA--1.2%
 Compania Anonima Nacional
  Telefonos de Venezuela ADR ...........          102,800          2,801,300
 Mavesa SA ADR .........................          603,300          1,960,725
                                                                 -----------
 TOTAL VENEZUELA .......................                           4,762,025
                                                                 -----------
TOTAL COMMON STOCKS
 (Identified cost $293,247,782).........                         324,739,012
                                                                 -----------
PREFERRED STOCKS--11.2%
BRAZIL--10.6%
 Banco Itau SA .........................       11,166,000          5,739,091


DESCRIPTION                                        SHARES             VALUE
----------------------------------------------------------------------------
 Celular CRT Participacoes SA (a) .......      10,617,800       $  1,421,304
 Celular CRT Participacoes SA, rights
  Exp. 7/5/99 (a) .......................       4,474,786                  0
 Cemig Cia Energetica de Minas
  Gerais ................................     204,247,516          4,269,529
 Companhia Brasileira de Distri-
  buicao Grupo Pao de Acucar GDR ........         320,800          5,994,950
 Companhia Cervejaria Brahma ............       8,091,100          4,565,382
 Companhia Paranaense de
  Energia-Copel ADR .....................         433,300          3,628,887
 Companhia Riograndense Telecom .........      10,617,800          2,575,738
 Copel Paranqense de Energia ............     208,499,000          1,673,409
 Telecomunicacoes Brasileiras SA
  ADR ...................................          89,600          8,080,800
 Telesp de Sao Paulo SA .................      25,636,118          3,040,715
                                                                ------------
 TOTAL BRAZIL ...........................                         40,989,805
                                                                ------------
COLOMBIA--0.6%
 Banco Ganadero SA ADR ..................         295,300          2,270,119
                                                                ------------
TOTAL PREFERRED STOCKS
 (Identified cost $61,105,136)...........                         43,259,924
                                                                ------------
                                               PRINCIPAL
                                                AMOUNT
                                                 (000)
                                            -----------
CONVERTIBLE BONDS--0.1%
PHILIPPINES--0.1%
 Bacnotan Consolidated Industries,
  5.50%, 06/21/04 (a), (c)
  (Identified cost $1,050,775)...........      $    1,112           422,560
                                                               ------------
REPURCHASE AGREEMENT--4.2%
 State Street Bank and Trust Company,
  4.70%, 07/01/99, (Dated 06/30/99,
  collateralized by $16,190,000 United States
  Treasury Note, 6.500%, 05/31/01,
  with a value of $16,513,800)
  (Identified cost $16,189,000)..........          16,189         16,189,000
                                                                ------------
TOTAL INVESTMENTS
 (Identified cost $371,592,693) (b) .....            99.5%      $384,610,496
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES ............................             0.5          2,115,944
                                              -----------       ------------
NET ASSETS ..............................           100.0%      $386,726,440
                                              ===========       ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              27

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT
DESCRIPTION                                       (000)                VALUE
----------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
ASSET-BACKED SECURITIES--19.7%
American Express, Series 1999, Class
 A 5.95%, 12/15/06 ......................      $    1,065         $1,044,467
Capital Auto Receivables Asset Trust,
 Series 1999-1, Class A3
 5.68%, 08/15/04 ........................             944            932,030
Capital One Master Trust, Series
 1998-4, Class A 5.43%, 01/15/07 ........             444            429,734
Carco Auto Loan Master Trust, Series
 1999-1, Class A2 5.78%, 03/15/04 .......             812            802,232
Citibank Credit Card Master Trust,
 Series 1998-1, Class B
 5.875%, 01/15/03 .......................             993            985,658
Citibank Credit Card Master Trust I:
 Series 1998, Class A
 5.30%, 01/09/06 ........................           1,729          1,651,558
 Series 1999, Class A
 5.50%, 02/15/06 ........................             843            810,721
 Series 1999, Class B
 5.75%, 02/15/06 ........................           1,145          1,100,986
 Series 1999, Class A
 6.10%, 05/15/08 ........................           2,762          2,686,874
Delta Funding Home Equity Loan
 Trust, Series 1997-3, Class A6
 7.72%, 05/25/20 ........................             394            404,543
Discover Card Master Trust I:
 Series 1998, Class A
 5.60%, 05/16/06 ........................           1,856          1,797,425
 Series 1998-6, Class A
 5.85%, 01/17/06 ........................             500            486,405
 Series 1999-2, Class A
 5.90%, 10/15/04 ........................             824            815,513
Federal Express Corp. Trust, Series
 1998-1, Class 1A 6.72%, 01/15/22 .......           1,287          1,243,788
First USA Credit Card Master Trust:
 Series 1998-9, Class A
 5.28%, 09/18/06 ........................             815            778,577
 Series 1997-6, Class B
 6.58%, 03/17/05 ........................           1,461          1,464,346
Ford Credit Auto Owner Trust,
 Series 1999-B, Class A4
 5.80%, 06/15/02 ........................             386            383,947
MBNA Master Credit Card Trust,
 Series 1998-J, Class A
 5.25%, 02/15/06 ........................             429            410,497

                                                PRINCIPAL
                                                 AMOUNT
DESCRIPTION                                       (000)                VALUE
----------------------------------------------------------------------------
 MBNA Master Credit Card Trust II:
  Series 1998-D Class A
  5.80%, 12/15/05 .......................      $      400         $  391,000
  Series 1999-B, Class A
  5.90%, 08/15/11 .......................             857            809,111
 Standard Credit Card Master Trust I:
  Series 1993-2, Class A
  5.95%, 10/07/04 .......................           2,019          1,977,974
  Series 1995-9, Class A
  6.55%, 10/07/07 .......................             595            592,769
 UCFC Loan Trust, Series 1997-C,
  Class A 8.00%, 09/15/00 ...............             578             51,478
                                                                  ----------
 TOTAL ASSET-BACKED SECURITIES
  (Identified cost $22,478,479) .........                         22,051,633
                                                                  ----------
COLLATERALIZED MORTGAGE
  OBLIGATIONS--14.0%
 Asset Securitization Corp.:
  Series 1996-D2, Class ACS2
  1.488%, 02/28/26 (e) ..................           2,125            171,328
  Series 1996-MD6, Class A1B
  6.88%, 11/13/29 .......................             248            249,795
  Series 1996-D3, Class A1A
  7.01%, 10/13/26 .......................              68             69,224
  Series 1995-MD4, Class A1
  7.10%, 08/13/29 .......................             306            309,126
  Series 1996-D3, Class A1B
  7.21%, 10/31/26 .......................             375            382,879
 CS First Boston Mortgage, Series
  1997-C1, Class AIB
  7.15%, 08/20/06 .......................             780            782,675
 Federal Home Loan Mortgage Corp.:
  Series 1679, Class J
  6.00%, 02/15/09 .......................             359            340,489
  Series 1697, Class D
  6.00%, 03/15/09 .......................             359            349,688
  6.00%, 11/15/27 .......................             978            915,036
  Series 2136, Class PE
  6.00%, 01/15/28 .......................             680            636,222
  Series 1513, Class L
  6.50%, 07/15/07 .......................             230            230,718
  Series 1478, Class H
  6.50%, 03/15/08 .......................             373            373,878
  Series G025, Class B
  6.50%, 12/25/08 .......................             707            700,149
  Series 2056, Class TD
  6.50%, 05/15/18 .......................           1,630          1,606,055
  6.50%, 06/15/24 .......................             520            514,150

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
28

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                               PRINCIPAL
                                                AMOUNT
DESCRIPTION                                      (000)                 VALUE
----------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
  Series 2111, Class PH
  6.50%, 02/15/28 .......................      $    1,682         $1,631,002
  Series 1946, Class PD
  6.75%, 05/15/24 .......................             683            678,605
 Federal National Mortgage
  Association REMIC:
  Series 1992-129, Class G
  4.00%, 06/25/18 .......................              74             73,699
  Series 1996-40, Class J
  6.00%, 12/25/08 .......................             840            808,231
  Series 1999-15, Class PC
  6.00%, 09/25/18 .......................             940            887,417
  Series 1994-28, Class H
  6.25%, 03/25/23 .......................             367            361,378
  Series 1993-134, Class K
  6.50%, 05/25/08 .......................             254            253,810
  Series 1993-206, Class KA
  6.50%, 12/25/22 .......................             502            494,836
 G3 Mortgage Reinsurance, Ltd.,
  7.9425%, 05/25/08 (c), (e) ............             300            274,547
 GMAC Commercial Mortgage
  Securities, Inc., Series 1996-C1,
  Class A2A 6.79%, 09/15/03 .............             252            254,066
 Headlands Mortgage Securities, Inc.:
  Series 1997-1, Class X1
  0.682%, 03/25/27 (e) ..................           3,653             57,257
  Series 1997-4, Class X
  1.138%, 11/25/27 (e) ..................           2,092             53,431
 Merrill Lynch Mortgage Investments,
  Inc.:
  Series 1996-C1, Class IO
  0.571%, 04/25/28 (c), (e) .............           4,414            107,599
  Series 1998-C3, Class A1
  5.65%, 12/15/30 .......................             969            932,624
 Midland Realty Acceptance Corp.,
  Series 1996-C1, Class A2
  7.475%, 12/25/05 ......................             344            354,547
 Morgan Stanley Capital One, Inc.:
  Series 1998-HF1, Class X
  1.033%, 02/15/18 (e) ..................           4,297            244,435
  Series 1996-WF1,Class X
  1.401%, 11/15/28 (c), (e) .............           2,673            149,112
  Series 1997-C1, Class IO
  2.75%, 02/15/20 (e) ...................             509              7,721
 Prudential Home Mortgage Security,
  Series 1993-41, Class A5
  0.914%, 10/25/00 ......................          11,403             83,358

                                               PRINCIPAL
                                                AMOUNT
DESCRIPTION                                      (000)                 VALUE
----------------------------------------------------------------------------
 Structured Asset Securitization Corp.:
  Series 1996-CFL, Class X2
  1.153%, 02/25/28 (e) ..................      $    1,214         $   26,943
  Series 1996-CFL, Class X1
  1.461%, 02/25/28 (e) ..................           1,700             87,164
 United States Department of Veteran
  Affairs:
  Series 1999-1, Class IO
  0.175%, 01/15/29 (e) ..................          21,438            180,883
  Series 1997-1, Class IO
  0.368%, 02/15/27 (e) ..................           8,060            112,089
                                                                  ----------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
   (Identified cost $16,412,009) ........                         15,746,166
                                                                  ----------
CORPORATE BONDS--22.1%
BANKING & FINANCIAL SERVICES--6.7%
 American Financial Group,
  7.125%, 04/15/09 ......................             812            755,542
 Associates Corp. North America,
  6.25%, 11/01/08 .......................             431            411,286
 AT&T Capital Corp.,
  6.60%, 05/15/05 .......................           1,144          1,098,457
 Capital One Bank:
  6.70%, 05/15/08 .......................             416            397,318
  7.15%, 09/15/06 .......................             268            268,670
 First USA Trust,
  6.50%, 01/18/06 (c) ...................             400            393,540
 Ford Motor Credit Co.,
  6.75%, 05/15/05 .......................             743            741,730
 General Motors Acceptance Corp.,
  5.85%, 01/14/09 .......................             831            762,467
 Lehman Brothers Holdings, Inc.,
  6.625%, 04/01/04 ......................             765            745,217
 MBNA Corp.,
  6.75%, 03/15/08 .......................             429            407,031
 RBF Finance Co.,
  11.00%, 03/15/06 (c) ..................              70             72,100
 Resolution Funding Strips,
  0.00%, 04/15/07 .......................           1,248            761,130
 U.S. Bancorp, Inc.,
  7.50%, 06/01/26 .......................             728            759,821
                                                                  ----------
                                                                   7,574,309
                                                                  ----------
BREWERY--0.7%
 Anheuser Busch Company, Inc.,
  7.10%, 06/15/07 .......................             799            802,116
                                                                  ----------
BROADCASTING--0.2%
 EchoStar DBS Corp.,
  9.375%, 02/01/09 (c) ..................             200            204,000
                                                                  ----------
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              29
--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                               PRINCIPAL
                                                AMOUNT
DESCRIPTION                                      (000)                 VALUE
----------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
BUILDING & CONSTRUCTION--0.5%
 Penhall Aquisition Corp.,
  12.00%, 08/01/06 ......................            $550         $  555,500
                                                                  ----------
CABLE T.V. OPERATOR--1.6%
 Charter Communications
  Holdings LLC,
  8.625%, 04/01/09 (c) ..................             235            225,600
 Coaxial Communications Central
  Ohio LLC,10.00%, 08/15/06 .............             130            131,463
 CSC Holdings, Inc.,
  10.50%, 05/15/16 ......................             208            239,200
 Fundy Cable, Ltd.,
  11.00%, 11/15/05 ......................             452            494,940
 TCI Communications, Inc.,
  6.875%, 02/15/06 ......................             673            673,760
                                                                  ----------
                                                                   1,764,963
                                                                  ----------
CONTAINERS--0.1%
 Amtrol, Inc.,
  10.625%, 12/31/06 .....................              82             81,078
                                                                  ----------
ENERGY--0.4%
 Midamerican Energy Co.,
  6.375%, 06/15/06 ......................             454            438,287
                                                                  ----------
ENTERTAINMENT--1.3%
 Production Resource Group, LLC,
  11.50%, 01/15/08 ......................             125            127,500
 Regal Cinemas, Inc.,
  9.50%, 06/01/08 .......................             730            682,550
 Station Casinos, Inc.,
  10.125%, 03/15/06 .....................             600            618,000
                                                                  ----------
                                                                   1,428,050
                                                                  ----------
EQUIPMENT RENTAL--0.2%
 United Rentals, Inc.,
  9.25%, 01/15/09 (c) ...................             250            248,125
                                                                  ----------
FOOD & BEVERAGES--0.2%
 Advantica Restaurant Group, Inc.,
  11.25%, 01/15/08 ......................             185            177,600
                                                                  ----------
HEALTHCARE--1.0%
 Dade International, Inc.,
  11.125%, 05/01/06 .....................             200            210,000
 Dynacare, Inc.:
  10.75%, 01/15/06 ......................             122            123,220
  10.75%, 01/15/06 (c) ..................             175            178,062
 Quest Diagnostics, Inc.,
   10.75%, 12/15/06 .....................             218            248,520

                                               PRINCIPAL
                                                AMOUNT
DESCRIPTION                                      (000)                 VALUE
----------------------------------------------------------------------------
 Tenet Healthcare Corp.,
  8.625%, 01/15/07 ......................            $340         $  331,500
                                                                  ----------
                                                                   1,091,302
                                                                  ----------
HOTELS & RESTAURANTS--0.2%
 American Restaurant Group, Inc.,
  11.50%, 02/15/03 ......................             205            186,550
                                                                  ----------
INDUSTRIAL--1.7%
 Amatek Industries Pty, Ltd.,
  12.00%, 02/15/08 (c) ..................             245            236,425
 Fisher Scientific International, Inc.,
  9.00%, 02/01/08 .......................             315            299,250
 J.H. Heafner, Inc.,
  10.00%, 05/15/08 ......................             310            308,450
 Mediq, Inc.,
  11.00%, 06/01/08 ......................             350            273,000
 Pen Holdings, Inc.,
  9.875%, 06/15/08 ......................             400            403,000
 Transdigm, Inc,
  10.375%, 12/01/08 .....................             250            245,000
 URS Corp.,
  12.25%, 05/01/09 (c) ..................             145            147,175
                                                                  ----------
                                                                   1,912,300
                                                                  ----------
INDUSTRIAL & MACHINERY--0.0%
 High Voltage Engineering Corp.,
  10.50%, 08/15/04 ......................              64             59,520
                                                                  ----------
LEISURE TIME--0.2%
 Booth Creek Ski Holdings, Inc.,
  12.50%, 03/15/07 ......................             270            237,600
                                                                  ----------
MANUFACTURING--0.2%
 Advanced Glassfiber Yarns, LLC,
  9.875%, 01/15/09 (c) ..................             225            218,812
                                                                  ----------
OIL & GAS--1.2%
 Texaco Capital, Inc.,
  6.00%, 06/15/05 .......................             776            747,606
 USX-Marathon Group,
  6.65%, 02/01/06 .......................             570            548,757
                                                                  ----------
                                                                   1,296,363
                                                                  ----------
RETAIL--0.9%
 Frank's Nursery & Crafts, Inc.,
  10.25%, 03/01/08 ......................             300            298,500
 Home Interiors & Gifts, Inc.,
  10.125%, 06/01/08 .....................             250            248,125
 Petro Stopping Centers,
  10.50%, 02/01/07 ......................             365            383,250
 Renters Choice, Inc.,
  11.00%, 08/15/08 (c) ..................             100            100,500
                                                                  ----------
                                                                   1,030,375
                                                                  ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
30

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                               PRINCIPAL
                                                AMOUNT
DESCRIPTION                                      (000)                 VALUE
----------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
TELECOMMUNICATIONS--1.4%
 GTE Corp.,
  9.10%, 06/01/03 .......................      $      395         $  426,734
 LodgeNet Entertainment Corp.,
  10.25%, 12/15/06 ......................             245            248,981
 RSL Communications PLC,
  10.50%, 11/15/08 ......................             200            198,000
 US West Communications, Inc.,
  5.625%, 11/15/08 ......................             836            755,335
                                                                  ----------
                                                                   1,629,050
                                                                  ----------
TRANSPORTATION--0.5%
 Atlantic Express Transportation
  Corp.,
  10.75%, 02/01/04 ......................             407            402,930
 Atlas Air, Inc.,
  9.25%, 04/15/08 .......................             120            114,000
                                                                  ----------
                                                                     516,930
                                                                  ----------
UTILITIES--2.9%
 Calpine Corp.,
  8.75%, 07/15/07 .......................             650            642,739
 National Rural Utilities Cooperative,
  5.75%, 11/01/08 .......................           1,072            994,666
 Texas Utilities Co., Series B
  6.375%, 10/01/04 ......................             821            811,920
 Western Resources, Inc.,
  7.125%, 08/01/09 ......................             850            840,089
                                                                  ----------
                                                                   3,289,414
                                                                  ----------
TOTAL CORPORATE BONDS
  (Identified cost $25,678,527) .........                         24,742,244
                                                                  ----------
MORTGAGE PASS-THROUGH
  SECURITIES--27.2%
 Federal Home Loan Mortgage Corp.:
  6.50%, 04/15/11 .......................             682            672,193
  6.50%, TBA ............................          12,743         12,376,883
  7.00%, 08/01/28 .......................             124            123,655
  7.00%, TBA ............................           6,028          5,963,922
  7.472%, 09/01/26 (e) ..................              50             51,852
  7.50%, TBA ............................             531            536,804
  7.504%, 11/01/26 (e) ..................              35             35,591
 Federal National Mortgage
  Association:
  6.00%, 07/01/14 .......................             306            294,649
  6.50%, 12/01/28 .......................           3,121          3,011,854
  7.00%, TBA ............................             135            133,438


                                               PRINCIPAL
                                                AMOUNT
DESCRIPTION                                      (000)                 VALUE
----------------------------------------------------------------------------
  7.075%, 05/01/06 ......................      $      445         $  455,840
  7.323%, 06/01/25 (e) ..................              90             91,657
  7.467%, 07/01/25 (e) ..................             127            130,222
  7.50%, 01/01/14 .......................             904            921,100
  8.00%, 12/01/09 .......................             254            261,529
  8.00%, 06/01/12 .......................             223            229,582
  8.00%, 07/01/12 .......................             560            575,554
  8.00%, 12/01/12 .......................             375            386,044
 Government National Mortgage
  Association:
  1.00%, 06/20/28 .......................           1,162          1,182,997
  5.50%, 10/20/27 .......................             680            690,150
  6.50%, 07/20/27 .......................             166            168,152
  7.00%, 04/15/28 .......................             778            767,563
  8.00%, 11/15/28 .......................           1,466          1,508,056
                                                                  ----------
 TOTAL MORTGAGE PASS-THROUGH
  SECURITIES
  (Identified cost $30,457,977) .........                         30,569,287
                                                                  ----------
U.S. GOVERNMENT
  OBLIGATIONS--16.3%
 Tennessee Valley Authority
  Federal,
  0.00%, 11/15/29 .......................             751            775,250
 United States Treasury Notes:
  3.625%, 07/15/02 ......................           1,845          1,825,388
  5.75%, 11/15/00 .......................          10,842         10,887,753
  6.00%, 07/31/02 .......................           1,340          1,354,030
 United States Treasury Strips,
  0.00%, 11/15/04 .......................           4,763          3,481,467
                                                                  ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Identified cost $18,183,101) .........                         18,323,888
                                                                  ----------
REPURCHASE AGREEMENT--11.7%
 State Street Bank and Trust Company, 4.70%,
  07/01/99, (Dated  06/30/99,
  collateralized by $13,235,000 United States
  Treasury Note, 6.625%, 10/31/00,
  with a value of $13,400,438)
  (Identified cost $13,134,000) (f) .....          13,134         13,134,000
                                                                  ----------
TOTAL INVESTMENTS
 (Identified
 cost $126,344,093) (b) .................           111.0%      $124,567,218
LIABILITIES IN EXCESS OF CASH AND
 OTHER ASSETS ...........................           (11.0)       (12,371,181)
                                               ----------       ------------
NET ASSETS ..............................           100.0%      $112,196,037
                                               ==========       ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              31

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                             PRINCIPAL
                                               AMOUNT
DESCRIPTION                                     (000)                  VALUE
----------------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO
CORPORATE BONDS--90.0%
AEROSPACE & DEFENSE--1.3%
 Sabreliner Corp.,
  11.00%, 06/15/08 (c) ..................          $1,300         $1,124,500
                                                                  ----------
AUTOMOTIVE--1.9%
 Avis Rent a Car, Inc.,
  11.00%, 05/01/09 (c) ..................             650            658,938
 Budget Group, Inc.,
  9.125%, 04/01/06 (c) ..................           1,085          1,002,475
                                                                  ----------
                                                                   1,661,413
                                                                  ----------
BANKING & FINANCIAL SERVICES--1.3%
 RBF Finance Co.,
  11.00%, 03/15/06 (c) ..................           1,125          1,158,750
                                                                  ----------
BROADCASTING--3.7%
 CD Radio, Inc.,
  14.50%, 05/15/09 (c) ..................             690            703,800
 EchoStar DBS Corp.,
  9.375%, 02/01/09 (c) ..................             785            800,700
 Golden Sky Systems, Inc.,
  1.00%, 03/01/07 (c) ...................             615            365,925
 Paxson Communications Corp.,
  11.625%, 10/01/02 .....................             310            320,075
 Radio Unica Corp.,
  1.00%, 08/01/06 .......................             800            460,000
 Spanish Broadcasting Systems, Inc.,
  11.00%, 03/15/04 ......................             500            540,000
                                                                  ----------
                                                                   3,190,500
                                                                  ----------
BUILDING & CONSTRUCTION--2.2%
 Penhall Aquisition Corp.,
  12.00%, 08/01/06 ......................           1,250          1,262,500
 Prison Realty Trust, Inc.,
  12.00%, 06/01/06 ......................             660            656,700
                                                                  ----------
                                                                   1,919,200
                                                                  ----------
CABLE T.V. OPERATOR--4.3%
 Cablevision SA,
  13.75%, 05/01/09 (c) ..................           1,000            910,000
 Coaxial Communications Central
  Ohio LLC,
  10.00%, 08/15/06 ......................             317            320,566
 CSC Holdings, Inc.,
  10.50%, 05/15/16 ......................             300            345,000
 Fundy Cable, Ltd.,
  11.00%, 11/15/05 ......................             600            657,000

                                              PRINCIPAL
                                               AMOUNT
DESCRIPTION                                     (000)                  VALUE
----------------------------------------------------------------------------
 Ono Finance PLC,
  13.00%, 05/01/09 (c) ..................          $1,500         $1,541,250
                                                                  ----------
                                                                   3,773,816
                                                                  ----------
CHEMICALS--3.7%
 Geo Specialty Chemicals, Inc.,
  10.125%, 08/01/08 .....................           1,250          1,200,000
 LaRoche Industries, Inc.,
  9.50%, 09/15/07 .......................             900            711,000
 Lyondell Chemical Co.,
  10.875%, 05/01/09 (c) .................           1,240          1,289,600
                                                                  ----------
                                                                   3,200,600
                                                                  ----------
COMMERCIAL SERVICES--8.1%
 Building One Services Corp.,
  10.50%, 05/01/09 (c) ..................           1,300          1,241,500
 Falcon Products, Inc.,
  11.375%, 06/15/09 (c) .................           1,000            995,000
 Fisher Scientific International, Inc.,
  9.00%, 02/01/08 .......................             250            237,500
 IT Group, Inc.,
  11.25%, 04/01/09 (c) ..................           1,535          1,473,600
 Jordan Industries, Inc.,
  10.375%, 08/01/07 .....................           1,175          1,189,687
 Pentacon, Inc.,
  12.25%, 04/01/09 (c) ..................           1,000            987,500
 RailWorks Corp.,
  11.50%, 04/15/09 (c) ..................           1,000            987,500
                                                                  ----------
                                                                   7,112,287
                                                                  ----------
COMPUTER SERVICES--3.6%
 Concentric Network Corp.,
  12.75%, 12/15/07 ......................           1,150          1,204,625
 PSINet, Inc.,
  11.50%, 11/01/08 ......................           1,250          1,318,750
 Rhythms Net Connections, Inc.,
  12.75%, 04/15/09 (c) ..................             700            654,500
                                                                  ----------
                                                                   3,177,875
                                                                  ----------
CONTAINERS--1.8%
 Amtrol, Inc.,
  10.625%, 12/31/06 .....................           1,000            988,750
 Silgan Holdings, Inc.,
  13.25%, 07/15/06 ......................             500            552,500
                                                                  ----------
                                                                   1,541,250
                                                                  ----------
ENERGY--1.1%
 Cherokee International LLC,
  10.50%, 05/01/09 (c) ..................             965            962,588
                                                                  ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
32

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                              PRINCIPAL
                                               AMOUNT
DESCRIPTION                                     (000)                  VALUE
----------------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO (CONTINUED)
ENTERTAINMENT--6.7%
 Marvel Enterprises, Inc.,
  12.00%, 06/15/09 (c) ..................          $1,375         $1,416,250
 Penn National Gaming, Inc.,
  10.625%, 12/15/04 .....................             900            900,000
 Production Resource Group LLC,
  11.50%, 01/15/08 ......................           1,250          1,275,000
 Regal Cinemas, Inc.,
  9.50%, 06/01/08 .......................           1,000            935,000
 Station Casinos, Inc.,
  10.125%, 03/15/06 .....................           1,000          1,030,000
 TVN Entertainment Corp.,
  14.00%, 08/01/08 ......................             500            325,000
                                                                  ----------
                                                                   5,881,250
                                                                  ----------
EQUIPMENT RENTAL--2.3%
 Neff Corp.,
  10.25%, 06/01/08 ......................           1,460          1,474,600
 United Rentals, Inc.,
  9.25%, 01/15/09 (c) ...................             550            545,875
                                                                  ----------
                                                                   2,020,475
                                                                  ----------
FOOD & BEVERAGES--4.0%
 Advantica Restaurant Group, Inc.,
  11.25%, 01/15/08 ......................             975            936,000
 Agrilink Foods, Inc.,
  11.875%, 11/01/08 .....................             900            927,000
 American Restaurant Group, Inc.,
  11.50%, 02/15/03 ......................           1,142          1,039,220
 Fleming Companies, Inc.,
  10.625%, 07/31/07 .....................             600            558,000
                                                                  ----------
                                                                   3,460,220
                                                                  ----------
HEALTHCARE--4.3%
 Dade International Inc.,
  11.125%, 05/01/06 .....................             575            603,750
 Dynacare, Inc.:
  10.75%, 01/15/06 ......................             625            631,250
  10.75%, 01/15/06 (c) ..................             450            457,875
 Genesis Health Ventures, Inc.:
  9.75%, 06/15/05 .......................           1,000            810,000
  9.875%, 01/15/09 ......................             800            640,000
 Universal Hospital Services, Inc.,
  10.25%, 03/01/08 (c) ..................             775            651,000
                                                                  ----------
                                                                   3,793,875
                                                                  ----------

                                              PRINCIPAL
                                               AMOUNT
DESCRIPTION                                     (000)               VALUE
----------------------------------------------------------------------------
INDUSTRIAL--7.6%
 Amatek Industries Pty, Ltd.,
  12.00%, 02/15/08 (c) ..................          $1,615         $1,558,475
 Dictaphone Corp.,
  11.75%, 08/01/05 ......................             515            283,250
 Globe Holdings, Inc.,
  0.00%, 08/01/09 .......................             300            105,000
 Interpool Capital Trust,
  9.875%, 02/15/27 ......................             500            447,688
 J.H. Heafner, Inc.,
  10.00%, 05/15/08 ......................             650            646,750
 Mediq, Inc.,
  11.00%, 06/01/08 ......................           1,300          1,014,000
 Transdigm, Inc.,
  10.375%, 12/01/08 .....................             840            823,200
 URS Corp.,
  12.25%, 05/01/09 (c) ..................           1,270          1,289,050
 Volume Services America, Inc.,
  11.25%, 03/01/09 (c) ..................             425            467,500
                                                                  ----------
                                                                   6,634,913
                                                                  ----------
LEISURE TIME--0.5%
 Booth Creek Ski Holdings, Inc.,
  Series B,
  12.50%, 03/15/07 ......................             500            440,000
                                                                  ----------
LODGING & ENTERTAINMENT--2.7%
 Courtyard by Marriott II, Ltd.,
  10.75%, 02/01/08 ......................             400            408,000
 Hollywood Casino Corp.,
  11.25%, 05/01/07 (c) ..................           1,115          1,117,787
 United Artists Theatre Co.,
  9.75%, 04/15/08 .......................             600            462,000
 Venetian Casino Resort LLC,
  12.25%, 11/15/04 ......................             340            334,050
                                                                  ----------
                                                                   2,321,837
                                                                  ----------
MANUFACTURING--7.5%
 Advanced Glassfiber Yarns, LLC,
  9.875%, 01/15/09 (c) ..................             685            666,162
 Axiohm Transaction Solutions, Inc.,
  9.75%, 10/01/07 .......................             500            325,000
 Fairchild Semiconductor Corp.,
  10.375%, 10/01/07 (c) .................           1,350          1,336,500
 Foamex L.P.,
  9.875%, 06/15/07 ......................           1,325          1,126,250
 Henry Co.,
  10.00%, 04/15/08 ......................             500            473,750

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              33

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT
DESCRIPTION                                    (000)               VALUE
------------------------------------------ -------------   --------------------
LAZARD HIGH YIELD PORTFOLIO (CONTINUED)
 High Voltage Engineering Corp.,
  10.50%, 08/15/04 ......................          $  890         $  827,700
 Precise Technology, Inc.,
  11.125%, 06/15/07 .....................             100             96,125
 Precision Partners, Inc.,
  12.00%, 03/15/09 (c) ..................           1,000            950,000
 Repap Enterprises, Inc.,
  10.625%, 04/15/05 .....................           1,000            765,000
                                                                  ----------
                                                                   6,566,487
                                                                  ----------
MINING--0.8%
 Pen Holdings, Inc.,
  9.875%, 06/15/08 ......................             725            730,438
                                                                  ----------
OIL & GAS--1.0%
 Comstock Resources, Inc.,
  11.25%, 05/01/07 (c) ..................             830            846,600
                                                                  ----------
PRINTING--1.0%
 Phoenix Color Corp.,
  10.375%, 02/01/09 .....................             900            882,000
                                                                  ----------
PUBLISHING--1.1%
 T/SF Communications Corp.,
  10.375%, 11/01/07 .....................             995            995,000
                                                                  ----------
RETAIL--3.7%
 Frank's Nursery & Crafts, Inc.,
  10.25%, 03/01/08 ......................           1,000            995,000
 Home Interiors & Gifts, Inc., Series B
  10.125%, 06/01/08 .....................             710            704,675
 Petro Stopping Centers,
  10.50%, 02/01/07 ......................             450            472,500
 Rent-A-Center, Inc.,
  11.00%, 08/15/08 ......................           1,050          1,052,625
                                                                  ----------
                                                                   3,224,800
                                                                  ----------
SECURITY--1.3%
 Loomis Fargo & Co.,
  10.00%, 01/15/04 ......................           1,100          1,089,000
                                                                  ----------
TELECOMMUNICATIONS--11.5%
 AMSC Acquisition, Inc.,
  12.25%, 04/01/08 ......................             905            692,325
 Call-Net Enterprises, Inc.,
  9.375%, 05/15/09 ......................             550            523,875
 Covad Communications Group, Inc.,
  12.50%, 02/15/09 ......................             330            313,500
 Dolphin Telecom PLC,
  1.00%, 05/15/09 (c) ...................           1,000            493,750

                                             PRINCIPAL
                                               AMOUNT
DESCRIPTION                                    (000)                   VALUE
------------------------------------------ -------------   -----------------
 Hyperion Telecommunications, Inc.:
  12.00%, 11/01/07 (c) ..................          $  300         $  303,000
  12.25%, 09/01/04 ......................             500            525,000
 IPC Information Systems, Inc.,
  0.00%, 05/01/08 .......................           1,200            888,000
 ITC DeltaCom, Inc.,
  11.00%, 06/01/07 ......................             500            537,500
 LodgeNet Entertainment Corp.,
  10.25%, 12/15/06 ......................           1,000          1,016,250
 Nextel Communications, Inc.,
  12.00%, 11/01/08 (c) ..................             500            565,000
 NEXTLINK Communications, Inc.,
  10.75%, 06/01/09 ......................           1,300          1,332,500
 Pegasus Communications Corp.,
  9.75%, 12/01/06 .......................             500            500,000
 RSL Communications PLC,
  10.50%, 11/15/08 ......................           1,075          1,064,250
 Viatel, Inc.,
  11.25%, 04/15/08 ......................           1,250          1,268,750
                                                                  ----------
                                                                  10,023,700
                                                                  ----------
TRANSPORTATION & FREIGHT SERVICES--1.0%
 Atlantic Express Transportation
  Corp.,
  10.75%, 02/01/04 ......................             500            495,000
 Atlas Air, Inc.,
  9.25%, 04/15/08 .......................             400            380,000
                                                                  ----------
                                                                     875,000
                                                                  ----------
TOTAL CORPORATE BONDS
 (Identified cost $79,805,632) ..........                         78,608,374
                                                                  ----------
CONVERTIBLE BONDS--0.6%
MANUFACTURING--0.6%
 Exide Corp.,
  2.90%, 12/15/05 (c)
  (Identified cost $523,474) ............             870            528,525
                                                                  ----------
                                                                    SHARES
                                                                  ----------
PREFERRED STOCKS--4.9%
 Adelphia Communications Corp. ..........           9,733          1,109,562
 American Mobile Satellite Corp.,
  04/01/08 warrants (c) .................             475             19,000
 American Restaurant Group, Inc.,
  08/15/08 warrants .....................             200                  2
 American Restaurant Group, Inc. ........             223            223,000
 Concentric Network Corp. ...............             466            442,700
 Forman Petroleum Corp.,
  06/01/04 warrants .....................             250                  0

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
34

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                        SHARES             VALUE
----------------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO (CONTINUED)
 Globe Holdings, Inc.,
  08/01/08 warrants .....................             300         $        3
 Harborside Healthcare Corp. ............             330            224,400
 High Voltage Engineering Corp. .........             281            230,420
 Jitney-Jungle Stores of America, Inc. ..           1,600             56,000
 Nextel Communications, Inc. ............           1,000          1,090,000
 Paxson Communications Corp. ............              44            396,000
 S.F. Holdings Group, Inc. ..............             352             77,440
 S.F. Holdings Group, Inc. (c) ..........           1,110                 56
 Supermarkets General Holdings
  Corp ..................................          10,000            370,000
 TVN Entertainment Corp.,
  08/01/08 warrants .....................             500              1,000
                                                                  ----------
 TOTAL PREFERRED STOCKS
  (Identified cost $4,755,708) ..........                          4,239,583
                                                                  ----------

  .......................................     PRINCIPAL
                                               AMOUNT
                                                (000)
                                             ----------

REPURCHASE AGREEMENT--1.5%
 State Street Bank and Trust Company,
  4.70%, 07/01/99, (Dated 06/30/99,
  collateralized by $1,335,000
  United States Treasury Note,
  3.625%, 01/15/08, with a value of
  $1,319,643) (Identified cost
  $1,293,000)...............................       $1,293          1,293,000
                                                                 -----------
TOTAL INVESTMENTS
 (Identified cost $86,377,814) (b) ......            97.0%       $84,669,482
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES ............................             3.0          2,642,582
                                                  -------         ----------
NET ASSETS ..............................           100.0%       $87,312,064
                                                  =======         ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              35

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT
DESCRIPTION                                     (000) (H)              VALUE
----------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
CURRENCY DENOMINATED BONDS--86.2%
ARGENTINA--0.7%
 Argentina Resolution Co.,
  0.00%, 07/01/99 .......................             125        $   125,017
 Argentina Time Deposit:
  0.00%, 07/21/99 .......................             313            331,699
  0.00%, 07/22/99 .......................             126            134,158
 Republic of Argentina:
  1.7904%, 04/01/01 (e) .................              36             19,767
  3.0468%, 04/01/07 (e), (f) ............              73             51,107
                                                                 -----------
 TOTAL ARGENTINA ........................                            661,748
                                                                 -----------
AUSTRALIA--0.8%
 Commonwealth of Australia,
  6.75%, 11/15/06 .......................           1,070            733,176
                                                                 -----------
AUSTRIA--1.0%
 Republic of Austria:
  4.50%, 09/28/05 ................... JPY          80,000            785,021
  6.25%, 10/16/03 ................... JPY          15,000            151,600
                                                                 -----------
 TOTAL AUSTRIA ..........................                            936,621
                                                                 -----------
BELGIUM--2.8%
 Kingdom of Belgium,
  5.75%, 03/28/08 (f) ................EUR           2,416          2,668,563
                                                                 -----------
CANADA--2.1%
 Argos Funding Trust,
  5.963%, 02/27/06 ......................             250            167,233
 General Motors Acceptance Corp.,
  6.50%, 03/23/04GBP ....................              77            121,286
 Government of Canada,
  8.00%, 06/01/23 .......................             682            600,947
 Molson Breweries Company, Ltd.,
  6.00%, 06/02/08 (c) ...................             800            532,488
 Province of Quebec,
  8.625%, 11/04/11  ..................GBP             111            205,967
 Quebec Housing,
  8.95%, 05/13/13 .......................             402            341,603
                                                                  ----------
 TOTAL CANADA ...........................                          1,969,524
                                                                  ----------
CAYMAN ISLANDS--0.3%
 Philip Morris Finance,
  5.625%, 06/24/08  ..................DEM             258            267,385
                                                                  ----------
COSTA RICA--0.2%
 Costa Rica Republic,
  9.335%, 05/15/09 (c) ...............USD             200            195,000
                                                                  ----------

                                            PRINCIPAL
                                             AMOUNT
DESCRIPTION                                 (000) (H)              VALUE
----------------------------------------------------------------------------
DENMARK--7.6%
Danske Kredit,
 6.00%, 10/01/29 ........................           9,433         $1,238,603
Kingdom of Denmark:
 5.00%, 08/15/05 ........................           9,000          1,281,828
 7.00%, 11/10/24 ........................           5,452            881,276
 8.00%, 03/15/06 (f) ....................             904            149,635
Nykredit,
 6.00%, 10/01/29 ........................           9,141          1,208,500
Realkredit Danmark,
 6.00%, 10/01/29 ........................          10,087          1,332,868
Unikredit Realkredit,
 7.00%, 10/01/29 ........................           7,595          1,060,764
                                                                  ----------
TOTAL DENMARK ...........................                          7,153,474
                                                                  ----------
FINLAND--1.1%
 Republic of Finland,
  9.50%, 03/15/04 ..................  EUR             840          1,065,745
                                                                   ---------
FRANCE--8.4%
 Citibank,
  5.125%, 01/16/09 .................  EUR           6,600          1,037,186
 Credit Foncier de France,
  7.50%, 03/29/05 (f) ..............  EUR           2,782          3,308,268
 Exide Holdings,
  9.125%, 04/15/04 (c) .............  EUR             375            199,824
 Government of France,
  0.00%, 04/25/23 (f) ..............  EUR          12,889          3,451,866
                                                                   ---------
 TOTAL FRANCE ......................                               7,997,144
                                                                   ---------
GERMANY--7.6%
 Autobahn Tank & Rast,
  6.00%, 10/16/00 ..................  EUR             425            230,835
 Bayerische Landesbank Girozentrale,
  6.875%, 06/07/02 (f) .............                  826          1,325,483
 Bundesrepublik Deutschland,
  0.00%, 01/04/24 (f) ..............  EUR           8,963          2,359,979
 Core Dem,
  6.39%, 07/05/15 ..................  EUR             400            208,296
 Downey Savings & Loan,
  7.25%, 08/07/07 (f) ..............                  630          1,070,322
 Frank Hypobank,
  6.375%, 02/04/08 .................                  365            583,530
 Land Hessen,
  6.00%, 11/29/13 ..................  EUR             511            574,278
 Landwirtschaftliche Rentenbank,
  6.375%, 03/09/05 .................                  494            783,807
 LBK Hess Thur Giro,
  9.00%, 09/06/04 ..................  EUR              60            104,397
                                                                   ---------
 TOTAL GERMANY .....................                               7,240,927
                                                                   ---------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
36

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT
DESCRIPTION                              (000) (H)              VALUE
----------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)
GREECE--0.7%
 Republic of Greece,
  8.90%, 04/01/03 .......................          70,000         $  238,490
 Republic of Hellenic:
  11.10%, 08/14/03 (e) ..................         113,000            370,838
  12.80%, 06/30/00 ......................          30,000             97,026
                                                                  ----------
 TOTAL GREECE ...........................                            706,354
                                                                  ----------
INDONESIA--0.1%
 Sertifikat Bank Indonesia,
  0.00%, 09/09/99 .......................         500,000             69,701
                                                                  ----------
IRELAND--1.3%
 Esat Telecom Group PLC,
  11.875%, 12/01/08 ................  USD             375            386,250
 Helaba Finance BV,
  7.375%, 12/30/02 .................  GBP             229            371,790
 Republic of Ireland,
  8.00%, 08/18/06 ..................  EUR             374            463,353
                                                                   ---------
 TOTAL IRELAND .....................                               1,221,393
                                                                   ---------
ITALY--2.1%
 Films PLC,
  4.28125%, 03/31/05 (e) ...........  EUR       1,600,000            837,413
 Republic of Italy,
  10.50%, 04/28/14 .................  EUR             340            778,807
 Societa Sportiva Lazio SPA,
  6.375%, 10/15/07 .................              723,544            375,581
                                                                   ---------
 TOTAL ITALY ............................                          1,991,801
                                                                  ----------
JAPAN--19.5%
 Asterique,
  2.48%, 01/23/02 .......................         191,549          1,602,127
 European Investment Bank,
  3.00%, 09/20/06 .......................         510,000          4,637,513
 Export-Import Bank of Japan,
  4.375%, 10/01/03 (f) ..................         234,000          2,209,721
 International Bank for
  Reconstruction and
  Development:
  2.00%, 02/18/08 (f) ...................         560,000          4,716,508
  4.75%, 12/20/04 (f) ...................         486,000          4,778,043
 Nippon Credit Bank, Ltd.,
  1.80%, 07/27/00 .......................          60,000            499,859
                                                                  ----------
 TOTAL JAPAN ............................                         18,443,771
                                                                  ----------
LEBANON--0.6% LBP Treasury Notes:
  0.00%, 08/26/99 .......................         131,750             92,793
  0.00%, 12/02/99 .......................         683,000            463,878
                                                                  ----------
 TOTAL LEBANON ..........................                            556,671
                                                                  ----------

                                               PRINCIPAL
                                                AMOUNT
DESCRIPTION                                    (000) (H)               VALUE
----------------------------------------------------------------------------
LUXEMBOURG--0.1%
 Texon International PLC,
  10.00%, 02/01/08 .................  EUR             250          $ 118,260
                                                                   ---------
MEXICO--0.2%
 United Mexican States:
  6.038%, 12/31/19 (e), (f) ........  USD             250            208,125
  06/30/03 rights ..................  USD             769                  0
                                                                   ---------
 TOTAL MEXICO ......................                                 208,125
                                                                   ---------
MOROCCO--0.0%
 Morocco Restructuring &
  Consolidation Agreement,
  6.0625%, 01/01/09 (e) ............  USD               1                321
                                                                   ---------
NETHERLANDS--1.5%
 Government of Netherlands,
  8.75%, 01/15/07 ..................  EUR             647            843,822
 West LB Finance Curacao NV,
  8.125%, 01/24/07 .................  GBP             310            533,919
                                                                   ---------
 TOTAL NETHERLANDS .................                               1,377,741
                                                                   ---------
PANAMA--0.1%
 Republic of Panama,
  4.00%, 07/17/14 ..................  USD             145            106,212
                                                                   ---------
PERU--0.4%
 Republic of Peru,
  0.00%, 09/05/04 ..................  USD             600            423,420
                                                                   ---------
POLAND--0.2%
 Polish Treasury Bill,
  0.00%, 08/04/99 ..................  650                            163,264
                                                                   ---------
SOUTH AFRICA--0.4% Government of Namibia:
  12.00%, 04/15/02 ......................             210             31,808
  12.00%, 04/15/05 ......................             210             28,906
 Lesotho Highlands Water,
  12.50%, 04/15/02 ......................             997            158,869
 South African Roads,
  11.50%, 09/30/05 ......................             500             69,394
 Trans Caledon Tunnel,
  12.00%, 12/01/05 ......................             740            106,681
                                                                  ----------
 TOTAL SOUTH AFRICA .....................                            395,658
                                                                  ----------
SPAIN--0.5%
 Catalunya Generalitat,
  9.30%, 11/24/03 ..................  EUR             402            496,959
                                                                   ---------
SWEDEN--1.6%
 Kingdom of Sweden,
  9.00%, 04/20/09 .......................           9,700          1,483,738
                                                                   ---------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT
DESCRIPTION                                     (000) (H)              VALUE
------------------------------------ ------------------  -------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)
THAILAND--0.0%
 Finance One PLC,
  2.00%, 08/31/01 (d) ..............  USD             220          $       0
 Siam Commercial Bank PLC,
  7.50%, 03/15/06 (c) ..............  USD              45             37,570
                                                                   ---------
 TOTAL THAILAND .........................                             37,570
                                                                   ---------
TURKEY--0.4%
 Turkey Treasury Bills:
  0.00%, 09/15/99 .......................         166,000            335,453
                                                                   ---------
UNITED KINGDOM--8.6%
 Birmingham Midshires Building
  Society,
  9.125%, 01/05/06 ......................             300            532,907
 Coca Cola Enterprises PLC,
  6.75%, 03/12/08 .......................             158            253,294
 Colt Telecom Group PLC,
  8.875%, 11/30/07 .................  EUR             500            275,121
 Coral Group PLC,
  13.50%, 09/30/09 ......................             400            630,500
 Energis PLC,
  9.50%, 06/15/09 (c) ...................             225            359,089
 Finance for Resident Society House,
  11.126%, 10/05/58 .....................             290            767,145
 Haven Funding PLC,
  8.125%, 09/30/37 ......................             290            581,059
HMV Media Group PLC,
 10.875%, 05/15/08 ......................             195            318,127
Hurst Group PLC,
 11.125%, 08/06/08 (c) ..................             130            203,376
International Finance Corp.,
 11.75%, 08/15/99 ..................  SKK             750             16,882
Landesbank Schleswig-Holstein,
 8.00%, 12/28/06 ........................             422            720,354
Leica Geosystems Finance PLC,
 9.875%, 12/15/08 (c) ..............  EUR             400            423,679
Luxfer Holdings PLC,
 10.125%, 05/01/09 (c) ..................             450            689,806
MBNA,
 5.125%, 04/21/08 ..................  EUR           1,880            995,045
Merrill Lynch & Company, Inc.,
 7.375%, 12/17/07 .......................             192            317,000
Polestar Corp.,
 10.50%, 05/30/08 .......................             509            782,369
TeleWest Communications PLC,
 1.00%, 04/15/09 (c) ....................              85             88,428

                                          PRINCIPAL
                                           AMOUNT
DESCRIPTION                               (000) (H)              VALUE
----------------------------------------------------------------------------
 Texon International PLC,
  10.00%, 02/01/08 .................  EUR             363         $  171,714
                                                                  ----------
 TOTAL UNITED KINGDOM ..............                               8,125,895
                                                                  ----------
UNITED STATES--15.3%
 Airtouch Communications, Inc.,
  5.50%, 07/24/08 .................   EUR             620            331,911
Cablevision SA,
 13.75%, 05/01/09 (c) ...................             175            159,250
Cellco Finance NV,
 15.00%, 08/01/05 (c) ...................              50             51,500
Chase Credit Card Master Trust,
  5.00%, 12/28/10 .................   EUR           1,800            944,448
Chase TRL Weekly Reset,
  0.00%, 09/20/99 .................   DEM             537            542,172
Citibank CRC Time Deposit:
 0.00%, 08/03/99 ........................              35             35,787
 0.00%, 10/18/99 ........................              48             49,661
Citibank Pen Time Deposit:
 0.00%, 07/14/99 ........................              34             35,380
 0.00%, 08/04/99 ........................              64             65,319
 0.00%, 08/05/99 ........................              60             60,576
 0.00%, 09/23/99 ........................             142            142,653
El Salvadore Citibank Time Deposit,
 0.00%, 07/27/99 ........................             119            120,928
Federal Home Loan Bank,
 5.54%, 07/13/99 ........................             110            110,000
 Federal National Mortgage
  Association:
  1.75%, 03/26/08 ..................  JPY         170,000          1,405,167
  2.125%, 10/09/07 (f) .............  JPY         550,000          4,651,153
 Ford Motor Credit Corp.,
  5.25%, 06/16/08 ..................  EUR             572            302,386
 Household Finance Corp.,
  5.25%, 11/23/05 ..................  DEM             463            247,582
 Imasac SA,
  11.00%, 05/02/05 (c) ..................             100             61,500
 ING Bank NV, (London),
  0.00%, 08/11/99 (c) ...................             400            500,000
 Inter American Development Bank,
  1.00%, 07/08/09 ..................  JPY         127,000          1,043,548
 Merrill Lynch & Company, Inc.,
  5.375%, 01/04/09 .................  DEM             830            437,464
 North American Capital Corp.,
  8.25%, 11/17/03 (f) ..............  GBP            876           1,445,209
 Rao Gazprom,
  12.75%, 03/13/00 ......................             159             58,130
 Salomon Brothers Structured Note:
  0.00%, 07/06/99 .......................             600            598,346
  0.00%, 09/29/99 .......................             100            107,460

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
38

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                PRINCIPAL
                                                  AMOUNT
DESCRIPTION                                     (000) (H)              VALUE
----------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)
 Silgan Holdings, Inc.,
  13.25%, 07/15/06 ......................               1         $    1,105
 TTB Finance Cayman, Ltd.,
  6.17609%, 03/18/07 (e), (f) ...........             486            437,400
 United States Treasury Strips,
  0.00%, 02/15/16 (f) ...................             577            201,973
 Viatel, Inc.,
  11.50%, 03/15/09 .................  EUR             350            371,622
                                                                  ----------
 TOTAL UNITED STATES ....................                         14,519,630
                                                                  ----------
TOTAL CURRENCY DENOMINATED BONDS
 (Identified cost $84,922,607) ..........                         81,671,244
                                                                  ----------
  .......................................        SHARES
                                                --------
COMMON STOCKS--0.0%
 Viatel, Inc. (Identified cost $0) ......               1                 56
                                                                  ----------
PREFERRED STOCKS--0.0%
 Forman Petroleum Corp.,
  06/01/04 warrants .....................             309                  1
 Forman Petroleum Corp. .................              51                  5
                                                                  ----------
TOTAL PREFERRED STOCKS
(Identified cost $2,123) ................                                  6
                                                                  ----------
                                                PRINCIPAL
                                                 AMOUNT
                                                  (000)
                                                ---------

COMMERCIAL PAPER--1.1%
 American Express Credit Corp.,
  4.70%, 07/06/99 .......................      $      125            124,918
 General Electric Capital Corp.:
  4.85%, 07/07/99 .......................             355            354,716
  4.86%, 07/26/99 .......................             250            249,156
 Prudential Funding Corp.:
  4.00%, 09/24/99 .......................              50             49,528
  4.50%, 09/09/99 .......................             240            238,297
                                                                  ----------
TOTAL COMMERCIAL PAPER
 (Identified cost $1,016,615) ...........                          1,016,615
                                                                  ----------
DISCOUNT NOTES--4.8%
 Federal Farm Credit Banks,
  4.53%, 11/03/99 .......................             384            378,038
 Federal Home Loan Banks:
  4.68%, 07/07/99 .......................             172            171,866
  4.84%, 08/04/99 .......................             100             99,543
  4.82%, 09/15/99 .......................             341            337,530
  4.84%, 05/11/00 .......................             272            260,481
 Federal Home Loan Mortgage Corp.:
  4.72%, 07/07/99 .......................              90             89,930
                                               PRINCIPAL
                                                AMOUNT
DESCRIPTION                                      (000)                 VALUE
----------------------------------------------------------------------------
  4.70%, 07/09/99 .......................      $      100         $   99,896
  4.71%, 07/12/99 .......................             115            114,834
  4.71%, 08/06/99 .......................             100             99,529
  4.94%, 09/24/99 .......................             120            118,600
 Federal National Mortgage
  Association:
  4.77%, 07/12/99 .......................             100             99,589
  4.77%, 07/14/99 .......................             200            199,656
  4.69%, 07/16/99 .......................             235            254,503
  4.73%, 07/20/99 .......................             100             99,750
  4.72%, 08/11/99 .......................             100             99,463
  4.80%, 08/13/99 .......................             150            149,140
  4.88%, 08/18/99 .......................             265            263,276
  4.76%, 08/23/99 .......................             100             99,299
  4.80%, 08/30/99 .......................              90             89,272
  4.88%, 09/08/99 .......................             340            336,825
  4.96%, 09/17/99 .......................             100             98,925
  4.66%, 10/25/99 .......................              80             78,799
  4.69%, 11/05/99 .......................             248            243,879
  4.79%, 11/23/99 .......................             160            156,913
  5.12%, 12/10/99 .......................             116            113,328
  4.71%, 12/17/99 .......................             367            358,885
                                                                 -----------
TOTAL DISCOUNT NOTES
 (Identified cost $4,511,749)............                          4,511,749
                                                                 -----------
REPURCHASE AGREEMENT--0.7%
 State Street Bank and Trust Company,
  4.70%, 07/01/99, (Dated 06/30/99,
  collateralized by $705,000 United States
  Treasury Note, 6.250%, 02/15/03,
  with a value of $729,694)
  (Identified cost $714,000) (f).........             714            714,000
                                                                 -----------
TOTAL INVESTMENTS
 (Identified cost $91,167,094) (b).......            92.8%       $87,913,670
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES ............................             7.2          6,818,525
                                                  -------        -----------
NET ASSETS ..............................           100.0%       $94,732,195
                                                  =======        ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)

Forward Foreign Currency Contracts open at June 30, 1999:

                                                            U.S. $ Cost         U.S. $
  Foreign Currency      Expiration         Foreign        on Origination       Current        Unrealized       Unrealized
 Purchase Contracts        Date           Currency             Date             Value        Appreciation     Depreciation
--------------------   ------------   ----------------   ----------------   -------------   --------------   -------------
        ARS                7/1/99            114,840        $   110,000      $   114,851        $ 4,851         $     --
        ARS               7/21/99            585,728            571,533          584,909         13,376               --
        ARS               12/7/99             27,837             27,000           26,945             --               55
        ARS               12/7/99            102,582            116,000          115,677             --              323
        AUD              12/13/99            548,629            360,559          363,519          2,960               --
        CAD              12/13/99          3,889,995          2,649,319        2,647,577             --            1,742
        CHF              12/13/99          1,065,115            706,596          698,123             --            8,473
        CLP               8/11/99         38,832,000             80,000           74,696             --            5,304
        CLP               8/30/99         45,045,000             90,000           86,368             --            3,632
        CLP              11/26/99         80,480,000            160,000          152,173             --            7,827
        CNY               7/13/99            955,500            115,000          115,271            271               --
        CNY               7/19/99          1,081,600            130,000          130,403            403               --
        CNY               8/26/99          1,001,724            120,000          120,294            294               --
        CNY                9/7/99            543,315             65,000           65,161            161               --
        CSK               7/16/99          3,107,000             90,220           88,012             --            2,208
        CSK              11/18/99          6,526,800            210,000          184,191             --           25,809
        CZK              12/28/99          1,230,000             34,160           34,681            521               --
        DKK              12/13/99         43,597,274          6,129,881        6,112,227             --           17,654
        EUR              12/13/99         27,356,952         28,677,909       28,561,594             --          116,315
        GBP              12/13/99          1,153,811          1,835,403        1,814,530             --           20,873
        GRD              12/28/99         93,381,860            317,000          291,068             --           25,932
        HUF               7/19/99          9,161,520             40,000           37,647             --            2,353
        HUF                8/9/99         20,110,000             82,018           82,188            170               --
        HUF               8/16/99         35,188,600            145,000          143,556             --            1,444
        HUF               9/15/99         83,357,450            341,000          337,529             --            3,471
        HUF               9/21/99         13,114,850             53,000           53,027             27               --
        IDR               7/12/99        100,000,000             12,783           14,372          1,589               --
        IDR               8/26/99        680,000,000             80,000           96,313         16,313               --
        IDR                8/8/99      1,103,700,000            129,846          155,728         25,882               --
        IDR              10/27/99        760,000,000             80,000          105,821         25,821               --
        IDR               11/8/99      2,150,000,000            248,268          298,494         50,226               --
        ILS              07/12/99            565,000            137,469          137,677            208               --
        ILS               8/10/99            304,556             73,000           73,800            800               --
        ILS               5/18/00          1,190,000            271,627          276,050          4,423               --
        INR                7/8/99          3,901,500             90,000           89,667             --              333
        INR                8/2/99          3,206,420             74,000           73,216             --              784
        INR                8/9/99          6,540,000            150,000          149,147             --              853
        INR               8/19/99          2,821,000             65,000           64,218             --              782
        INR               8/20/99          1,562,400             36,000           35,560             --              440
        INR               8/25/99          1,914,000             44,000           43,523             --              477
        INR               9/09/99          4,818,000            110,000          109,257             --              743
        JPY               9/10/99      2,155,507,602         18,090,311       18,006,153         39,277          123,435
        KRW               7/26/99        309,125,000            250,000          266,832         16,832               --
        KRW                8/6/99         40,320,000             35,000           34,800             --              200
        KRW               9/29/99        187,500,000            150,000          161,710         11,710               --
        MXN                7/6/99            669,151             62,415           70,715          8,300               --
        MXN                7/8/99          2,686,136            272,000          283,602         11,602               --
        MXN              11/29/99            295,468             28,235           29,190            955               --

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
40

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)

                                                        U.S. $ Cost         U.S. $
  Foreign Currency      Expiration       Foreign      on Origination        Current        Unrealized       Unrealized
 Purchase Contracts        Date         Currency           Date              Value        Appreciation     Depreciation
--------------------   ------------   ------------   ----------------   --------------   --------------   -------------
         MXN             12/29/99       2,390,000       $   216,839      $   232,695        $ 15,856         $     --
         MXN             12/30/99       1,671,907           153,000          162,700           9,700               --
         PHP              2/10/00       5,538,000           130,000          141,929          11,929               --
         PHP              3/10/00       1,680,000            40,000           42,954           2,954               --
         PLN               7/6/99         455,587           125,000          115,872              --            9,128
         PLN              7/13/99         916,392           240,000          232,703              --            7,297
         PLN              9/15/99          88,176            22,000           22,082              82               --
         PLN              11/5/99         519,012           139,000          128,721              --           10,279
         SEK             12/13/99       5,622,811           677,366          669,412              --            7,954
         SKK              8/19/99       2,970,000            66,295           66,459             164               --
         SKK              9/21/99       5,327,947           117,260          117,942             682               --
         SKK             11/17/99       3,898,895            87,029           84,858              --            2,171
         THB              7/14/99      11,994,100           324,691          325,523             832               --
         THB             12/21/99       7,071,000           187,113          192,525           5,412               --
         THB              1/19/00       7,071,000           183,424          192,487           9,063               --
         THB              1/20/00       4,923,100           130,000          134,015           4,015               --
         ZAR             11/26/99         398,790            63,000           64,181           1,181               --
                                                        -----------      -----------        --------         --------
                                                        $66,648,569      $66,539,120        $298,842         $408,291
                                                        -----------      -----------        --------         --------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              41

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)

                                                          U.S. $ Cost         U.S. $
 Foreign Currency     Expiration         Foreign        on Origination       Current        Unrealized       Unrealized
  Sale Contracts         Date           Currency             Date             Value        Appreciation     Depreciation
------------------   ------------   ----------------   ----------------   -------------   --------------   -------------
        ARS              7/1/99            114,840        $   112,610      $   114,851       $     --         $  2,241
        ARS             7/21/99            585,728            571,132          584,909             --           13,777
        AUD            12/13/99            213,169            140,421          141,244             --              823
        CAD            12/13/99            377,919            258,300          257,216          1,084               --
        DKK            12/13/99         82,976,991         11,637,509       11,633,163         13,905            9,559
        EUR             8/19/99             61,465             66,295           63,595          2,700               --
        EUR             8/19/99            113,000            117,260          117,215             45               --
        EUR            11/17/99             53,715             57,843           55,967          1,876               --
        EUR            12/13/99          5,845,323          5,908,320        5,864,491         43,829               --
        GBP            12/13/99          4,792,493          7,698,864        7,568,628        130,236               --
        GDR            12/28/99         93,381,860            315,458          291,068         24,390               --
        IDR             8/26/99        500,000,000             69,494           70,818             --            1,324
        INR              7/8/99          5,481,250            125,000          125,973             --              973
        JPY             9/10/99      2,152,655,035         18,209,746       17,982,325        231,442            4,021
        KRW             9/29/99         74,900,000             60,796           64,598             --            3,802
        MXN              7/8/99            800,000             83,941           84,464             --              523
        PHP             2/10/00          5,538,000            139,721          141,929             --            2,208
        SEK            12/13/99          3,256,019            389,569          387,638          2,745              814
        THB             7/14/99          4,594,100            124,528          124,685             --              157
        THB            12/21/99          7,071,000            189,673          192,525             --            2,852
        THB             1/19/00          7,071,000            191,626          192,487             --              861
        THB             1/20/00          4,923,100            133,417          134,015             --              598
        ZAR            11/26/99            398,790             61,244           64,181             --            2,937
                                                          -----------      -----------       --------         --------
                                                          $46,662,767      $46,257,985       $452,252         $ 47,470
                                                          -----------      -----------       --------         --------

Gross unrealized appreciation/depreciation from Forward Foreign Currency Contracts           $751,094         $455,761
                                                                                             ========         ========

As of June 30, 1999, the Lazard International Fixed-Income Portfolio had the following outstanding cross currency swap agreement:

SWAP                       NOTIONAL CURRENCY   NOTIONAL CURRENCY     RATE          RATE        TRADE    TERMINATION   UNREALIZED
COUNTERPARTY                    RECEIVED              PAID         RECEIVED        PAID         DATE        DATE         LOSS
------------------------- ------------------- ------------------- ---------- --------------- --------- ------------- -----------
Standard Chartered Bank   5,500,000 PHP          144,699 USD      10.70%     6 Month LIBOR   4/29/99     4/30/02        $217


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
42

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
                                            AMOUNT
DESCRIPTION                                (000) (H)             VALUE
------------------------------------- ------------------  -------------------
LAZARD STRATEGIC YIELD PORTFOLIO
CURRENCY DENOMINATED BONDS--82.6%
ARGENTINA--1.1%
 Argentina Bocon,
  1.00%, 04/01/01 (f) ........... USD         1,347       $  739,603
 Argentina Resolution Co.,
  0.00%, 07/01/99 ...................           965          965,130
 Argentina Time Deposit:
  0.00%, 07/21/99 ...................           520          551,067
  0.00%, 07/22/99 ...................           632          672,918
 Mastellone Hermanos SA,
  11.75%, 04/01/08 ..................           456          318,060
 Republic of Argentina,
  5.94%, 03/31/05 (e) ........... USD           813          692,745
                                                          ----------
 TOTAL ARGENTINA ....................                      3,939,523
                                                          ----------
AUSTRALIA--1.2%
 Credit Foncier,
  8.50%, 09/09/02 (f) ...............         6,000        4,157,872
                                                          ----------
BULGARIA--0.1%
 National Republic of Bulgaria,
  5.875%, 07/28/11 .............. USD           450          304,875
                                                          ----------
CANADA--1.9%
 Argos Funding Trust,
  5.963%, 02/27/06 ..................         1,000          668,931
 Callable Net Enterprises, Inc.,
  9.375%, 05/15/09 .............. USD         1,500        1,428,750
 Dynacare, Inc.,
  10.75%, 01/15/06 (f) .......... USD         2,522        2,547,220
 Fundy Cable, Ltd.,
  11.00%, 11/15/05 (f) .......... USD           208          227,760
 General Motors Acceptance Corp.,
  6.50%, 03/23/04 ............... GBP           256          403,238
 Molson Breweries Company, Ltd.,
  6.00%, 06/02/08 (c) ...............           629          418,668
 Province of Quebec,
  8.625%, 11/04/11 .............. GBP           431          799,747
                                                          ----------
 TOTAL CANADA .......................                      6,494,314
                                                          ----------
CAYMAN ISLANDS--0.2%
 Philip Morris Finance,
  5.625%, 06/24/08 .............. DEM           764          790,001
                                                          ----------
COSTA RICA--0.2%
 Costa Rica Republic,
  9.335%, 05/15/09 (c) .......... USD           575          560,625
                                                          ----------
DENMARK--7.0%
 Danske Kredit,
  6.00%, 10/01/29 ...................        30,578        4,015,053


                                           PRINCIPAL
                                            AMOUNT
DESCRIPTION                                (000) (H)             VALUE
------------------------------------- ------------------  -------------------
 Kingdom of Denmark:
  5.00%, 08/15/05 (f) ...............       40,000        $5,697,013
  8.00%, 11/15/01 ...................       24,370         3,701,691
  8.00%, 03/15/06 (f) ...............       26,615         4,405,450
 Nykredit AS,
  6.00%, 10/01/29 (f) ...............       35,197         4,653,274
 Realkredit Danmark AS,
  6.00%, 10/01/29 ...................       10,153         1,341,589
 Unikredit,
  7.00%, 10/01/29 ...................        4,458           622,632
                                                          ----------
 TOTAL DENMARK ......................                     24,436,702
                                                          ----------
FRANCE--2.5%
 Credit Foncier de France,
  7.50%, 03/29/05 (f) ........... EUR        7,043         8,374,903
 Exide Holdings,
  9.125%, 04/15/04 (c) .......... EUR          900           479,577
                                                          ----------
 TOTAL FRANCE .......................                      8,854,480
                                                          ----------
GERMANY--3.2%
 Autobahn Tank & Rast,
  6.00%, 10/16/00 ............... EUR        1,833           995,577
 Bt Croatia,
  1.00%, 10/01/99 ............... EUR        1,000           103,410
 Core Dem,
  6.39%, 07/05/15 (f) ........... EUR        2,400         1,249,778
 Federal Republic of Germany:
  6.00%, 07/04/07 (f) ........... EUR        5,967         6,764,961
  6.50%, 10/14/05 ............... EUR        1,623         1,882,706
                                                          ----------
 TOTAL GERMANY ......................                     10,996,432
                                                          ----------
GREECE--0.9%
 Republic of Greece:
  8.90%, 04/01/03 ...................     110,000            374,770
  9.80%, 03/21/00 ...................     109,500            348,069
 Republic of Hellenic:
  11.10%, 08/14/03 (e), (f) .........     605,000          1,985,462
  12.80%, 06/30/00 ..................     110,000            355,761
                                                          ----------
 TOTAL GREECE .......................                      3,064,062
                                                          ----------
INDONESIA--0.1%
 Polysindo (i) ...................... 5,000,000               36,101
 PT Polysindo Eka Perkasa,
  10.00%, 03/16/00 .............. USD       194                9,709
 Sertifikat Bank Indonesia,
  0.00%, 09/09/99 ................... 2,000,000              278,803
                                                          ----------
 TOTAL INDONESIA ....................                        324,613
                                                          ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              43

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




                                           PRINCIPAL
                                            AMOUNT
DESCRIPTION                                (000) (H)             VALUE
------------------------------------- ------------------  -------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
IRELAND--0.5%
 Esat Telecom Group PLC,
  11.875%, 12/01/08 ............. USD     1,350           $1,390,500
 Helaba Finance BV,
  7.375%, 12/30/02 .............. EUR       142              230,542
                                                          ----------
 TOTAL IRELAND ......................                      1,621,042
                                                          ----------
ITALY--1.2%
 Films PLC,
  4.28125%, 03/31/05 (e), (f) ... EUR 5,200,000            2,721,593
 Societa Sportiva Lazio SPA,
  6.375%, 10/15/07 .................. 3,038,887            1,577,440
                                                          ----------
 TOTAL ITALY ........................                      4,299,033
                                                          ----------
JAPAN--1.0%
 Asterique,
  2.48%, 01/23/02 (f) ...............   286,282            2,394,479
 Export-Import Bank of Japan,
  8.00%, 06/04/00 ............... USD        78               77,709
 Nippon Credit Bank, Ltd.,
  1.80%, 07/27/00 ...................   140,000            1,166,339
                                                          ----------
 TOTAL JAPAN ........................                      3,638,527
                                                          ----------
KOREA--0.5%
 SK Telecom Company, Ltd.,
  7.75%, 04/29/04 ............... USD     1,675            1,616,626
                                                          ----------
LEBANON--1.2%
 LBP Treasury Bill,
  0.00%, 10/28/99 ................... 1,325,000              844,907
 LBP Treasury Notes:
  0.00%, 07/15/99 ...................   537,200              383,343
  0.00%, 08/26/99 ................... 1,461,920            1,029,645
  0.00%, 12/02/99 ................... 2,891,000            1,963,503
                                                          ----------
 TOTAL LEBANON ......................                      4,221,398
                                                          ----------
MEXICO--0.8%
 United Mexican States:
  6.038%, 12/31/19 (e) .......... USD       750              624,375
  6.097%, 12/31/19 (e) .......... USD       250              208,125
  6.115%, 12/31/19 (e) .......... USD       500              416,250
  6.20%, 12/31/19 (e) ........... USD       500              416,250
  6.25%, 12/31/19 ............... USD     1,450            1,069,375
  06/30/03 rights ............... USD     8,530                    0
                                                          ----------
 TOTAL MEXICO .......................                      2,734,375
                                                          ----------
MOROCCO--0.4%
 Morocco Restructuring &
  Consolidation Agreement,
  6.0625%, 01/01/09 (e) ......... USD     1,908            1,526,822
                                                          ----------


                                           PRINCIPAL
                                            AMOUNT
DESCRIPTION                                (000) (H)             VALUE
------------------------------------- ------------------  -------------------
NETHERLANDS--0.3%
 KPNQWEST NV,
  7.125%, 06/01/09 (c) .......... EUR       950           $  979,308
                                                          ----------
PANAMA--0.4%
 Republic of Panama,
  4.00%, 07/17/14 (e), (f) ...... USD     1,795            1,314,837
                                                          ----------
PERU--0.4%
 Republic of Peru,
  0.00%, 09/05/04 ............... USD     1,900            1,340,830
                                                          ----------
PHILIPPINES--0.7%
 National Power Corp.,
  9.625%, 05/15/28 .............. USD     1,850            1,609,500
 Republic of Philippines:
  8.875%, 04/15/08 .............. USD       450              438,570
  9.875%, 01/15/19 .............. USD       300              294,000
                                                          ----------
 TOTAL PHILIPPINES ..................                      2,342,070
                                                          ----------
POLAND--0.7%
 Government of Poland,
  12.00%, 06/12/02 ..................     1,300              336,712
 Netia Holdings BV,
  13.50%, 06/15/09 (c) ..............       510              541,506
 Polish Treasury Bill,
  0.00%, 08/04/99 ...................     5,800            1,456,813
                                                          ----------
 TOTAL POLAND .......................                      2,335,031
                                                          ----------
SOUTH AFRICA--0.8% Government of Namibia:
  12.00%, 04/15/02 ..................     1,460              221,144
  12.00%, 04/15/05 ..................     1,460              200,964
 Lesotho Highlands Water,
  12.50%, 04/15/02 ..................     6,760            1,077,186
 Republic of South Africa,
  12.00%, 02/28/05 ..................     2,680              401,065
 South African Roads,
  11.50%, 09/30/05 ..................       975              135,318
 Trans Caledon Tunnel,
  12.00%, 12/01/05 ..................     5,700              821,729
                                                          ----------
 TOTAL SOUTH AFRICA .................                      2,857,406
                                                          ----------
THAILAND--0.1%
 Finance One PLC,
  2.00%, 08/31/01 (d) ........... USD     1,515                    0
 Siam Commercial Bank PLC,
  7.50%, 03/15/06 (c) ........... USD       525              438,322
                                                          ----------
 TOTAL THAILAND .....................                        438,322
                                                          ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
44

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




                                           PRINCIPAL
                                            AMOUNT
DESCRIPTION                                (000) (H)             VALUE
------------------------------------- ------------------  -------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
TURKEY--0.7%
 Turkey Treasury Bills,
  0.00%, 09/15/99 ................... 1,259,000              $2,544,188
                                                             ----------
UNITED KINGDOM--6.5%
 Birmingham Midshires Building
  Society,
  9.125%, 01/05/06 (f) ..............       900               1,598,720
 Coca Cola Enterprises,
  6.75%, 03/12/08 ...................       778               1,247,232
 Colt Telecom Group PLC,
  8.875%, 11/30/07 (f) .......... EUR     1,900               1,045,459
 Coral Group PLC,
  13.50%, 09/30/09 ..................     1,250               1,970,313
 Dunlop Standard Aerospace
  Holdings PLC,
  11.875%, 05/15/09 (c) ......... USD       200                 200,500
 Energis PLC,
  9.50%, 06/15/09 (c) ...............       800               1,276,763
 Finance for Social Resources,
  11.126%, 10/05/58 (f) .............       580               1,534,804
 HMV Media Group PLC,
  10.875%, 05/15/08 .................       730               1,190,936
 Hurst Group PLC,
  11.125%, 08/06/08 (c) .............       715               1,118,566
 International Finance Corp.,
  11.75%, 08/15/99     SKK                3,550                  79,908
 Landwirtschaftliche Rentenbank,
  6.375%, 03/09/05 (f) ..............     1,829               2,901,989
 Leica Geosystems Finance PLC,
  9.875%, 12/15/08 (c) .......... EUR     1,200               1,271,038
 Luxfer Holdings PLC,
  10.125%, 05/01/09 (c) .............     1,500               2,299,355
 Ono Finance PLC,
  13.00%, 05/01/09 .............. EUR       840                 889,727
 Orange PLC,
  8.875%, 06/01/09 (c) ..............       700               1,114,409
 Polestar Corp.,
  10.50%, 05/30/08 ..................     1,090               1,675,407
 Telewest Communications PLC,
  1.00%, 04/15/09 (c) ...............       125                 130,041
 Texon International PLC,
  10.00%, 02/01/08 .............. EUR     1,348                 637,659
 United Kingdom Treasury Bond,
  7.25%, 12/07/07 (f) ...............       250                 445,488
                                                             ----------
 TOTAL UNITED KINGDOM ..............   .                     22,628,314
                                                             ----------


                                           PRINCIPAL
                                            AMOUNT
DESCRIPTION                                (000) (H)             VALUE
------------------------------------- ------------------  -------------------
UNITED STATES--48.0%
 Advanced Glassfiber Yarns, LLC,
  9.875%, 01/15/09 (c), (f) .........    925              $  899,563
 Advantica Restaurant Group, Inc.,
  11.25%, 01/15/08 (f) ..............  1,335               1,281,600
 Agrilink Foods, Inc.,
  11.875%, 11/01/08 (f) ......... USD    725                 746,750
 Airtouch Communications, Inc.,
  5.50%, 07/24/08 ............... EUR  2,420               1,295,523
 Amatek Industries Pty, Ltd.,
  12.00%, 02/15/08 (c) ..............  1,575               1,519,875
 American Restaurant Group, Inc.,
  11.50%, 02/15/03 ..................  1,750               1,592,500
 AMSC Acquisition, Inc.,
  12.25%, 04/01/08 (f) ..............  1,235                 944,775
 Amtrol, Inc.,
  10.625%, 12/31/06 .................  1,010                 998,637
 Argosy Gaming Co.,
  10.75%, 06/01/09 (c) ..............  1,350               1,377,000
 Asset Securitization Corp.:
  Series 1997-D5, Class C,
  1.385%, 02/14/41 (e) .............. 12,867               1,182,298
  Series 1996-D2, Class ACS2,
  1.488%, 02/28/26 (e) ..............  7,035                 567,197
 Atlantic Express Transportation
  Corp.,
  10.75%, 02/01/04 ..................  1,254               1,241,460
 Atlas Air, Inc.,
  9.25%, 04/15/08 ...................    550                 522,500
 Axiohm Transaction Solutions, Inc.,
  9.75%, 10/01/07 ...................  1,200                 780,000
 Booth Creek Ski Holdings, Inc.,
  12.50%, 03/15/07 ..................  1,542               1,356,960
 Budget Group, Inc.,
  9.125%, 04/01/06 (c) ..............  1,740               1,626,900
 Building One Services Corp.,
  10.50%, 05/01/09 (c) ..............    915                 873,825
 Cablevision Industries Corp.,
  13.75%, 05/01/09 (c) ..............    450                 409,500
 Capital One Master Trust,
  Series 1999-1, Class A,
  5.043%, 07/16/07 (f) ..............  9,630               9,612,859
 Catastrophe Reinsurance,
  8.71125%, 06/01/00 ................    300                 296,730
 Cellco Finance NV,
  15.00%, 08/01/05 (c) ..............    360                 370,800
 Charter Communications Holdings
  LLC,
  8.625%, 04/01/09 (c), (f) .........  1,500               1,440,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              45

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




                                             PRINCIPAL
                                              AMOUNT
DESCRIPTION                                  (000) (H)             VALUE
--------------------------------------- ------------------  -------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
 Chase Credit Card Master Trust,
  5.00%, 12/28/10 .....................   3,280             $ 1,720,995
 Chase TRL Weekly Reset,
  0.00%, 09/20/99 ................. DEM   3,578               3,607,969
 Cherokee International Finance LLC,
  10.50%, 05/01/09 (c) ................     540                 538,650
 Citibank CRC Time Deposit:
  0.00%, 08/03/99 .....................     616                 629,860
  0.00%, 10/18/99 .....................     248                 256,581
 Citibank Pen Time Deposit:
  0.00%, 07/14/99 .....................     333                 346,520
  0.00%, 07/20/99 .....................     290                 300,063
  0.00%, 08/04/99 .....................     356                 363,333
  0.00%, 08/05/99 .....................     315                 318,024
  0.00%, 09/23/99 .....................     933                 937,292
 Citibank SVC Time Deposit,
  0.00%, 08/16/99 .....................     570                 581,628
 Coaxial Communications Central
  Ohio LLC,
  10.00%, 08/15/06 (f) ................   1,329               1,343,951
 Comstock Resources, Inc.,
  11.25%, 05/01/07 (c) ................     590                 601,800
 Concentric Network Corp.,
  12.75%, 12/15/07 ....................   1,420               1,487,450
 Courtyard by Marriott II, Ltd.,
  Series B,
  10.75%, 02/01/08 (f) ................   1,610               1,642,200
 Covad Communications Group, Inc.,
  12.50%, 02/15/09 ....................     400                 380,000
 Credit Suisse First Boston Mortgage:
  Series 1998-C2, Class AX,
  0.987%, 06/15/23 .................... 35,671                2,129,167
  Series 1998-C2, Class A1,
  5.96%, 11/17/30 (f) .................  8,081                7,848,021
 CSC Holdings, Inc.,
  10.50%, 05/15/16 (f) ................    658                  756,700
 Dade International, Inc.,
  11.125%, 05/01/06 ...................    850                  892,500
 Dictaphone Corp.,
  11.75%, 08/01/05 (f) ................  1,299                  714,450
 Domestic, Inc.,
  8.70%, 04/30/02 .....................    500                  502,500
 Dura Operating Corp.,
  9.00%, 05/01/09 (c) .................  1,250                1,203,125
 EchoStar DBS Corp.,
  9.375%, 02/01/09 (c) ................    865                  882,300
 El Salvadore Citibank Time Deposit,
  0.00%, 07/27/99 .....................    333                  338,395


                                             PRINCIPAL
                                              AMOUNT
DESCRIPTION                                  (000) (H)             VALUE
--------------------------------------- ------------------  -------------------
 Exide Corp.,
  2.90%, 12/15/05 (c) .................    265              $   160,988
 Fairchild Semiconductor Corp.,
  10.375%, 10/01/07 (c) ...............  1,175                1,163,250
 Falcon Products Inc.,
  11.375%, 06/15/09 (c) ...............    440                  437,800
 Federal Farm Credit Banks,
  5.55%, 07/01/99 .....................  2,081                2,081,000
 Federal Home Loan Banks,
  5.54%, 07/13/99 .....................    205                  205,000
 Federal Home Loan Mortgage Corp.,
  6.50%, TBA ..........................  3,585                3,541,299
 Federal National Mortgage
  Association:
  8.00%, 06/01/12 .....................    792                  814,391
  8.00%, 12/01/12 .....................  1,670                1,716,409
 First USA Trust:
  Series 1999-1, Class A,
  5.08%, 10/19/06 (e) .................  6,974                6,965,282
  Series 1998-1,
  6.50%, 01/18/06 (c) .................  1,600                1,574,160
 Fisher Scientific International, Inc.,
  9.00%, 02/01/08 .....................  1,700                1,615,000
 Fleming Companies, Inc.,
  10.625%, 07/31/07 ...................    550                  511,500
 Foamex L.P.,
  9.875%, 06/15/07 ....................    325                  276,250
 Ford Motor Credit Corp.,
  5.25%, 06/16/08     EUR                2,157                1,140,291
 Frank's Nursery & Crafts, Inc.,
  10.25%, 03/01/08 ....................  1,000                  995,000
 G3 Mortgage Reinsurance, Ltd.,
  7.9425%, 05/25/08 (c), (e) ..........  1,500                1,372,734
 Genesis Health Ventures, Inc.,
  9.875%, 01/15/09 ....................    900                  720,000
 Geo Specialty Chemicals, Inc.,
  10.125%, 08/01/08 ...................    670                  643,200
 Government National Mortgage
  Association,
  8.00%, 11/15/28 .....................  2,409                2,477,870
 Halyard Re B V,
  1.00%, 04/05/02 (c) .................  1,000                1,000,000
 Headlands Mortgage Securities, Inc.:
  Series 1997-1, Class X1,
   0.682%, 03/25/27 (e) ............... 52,219                  818,282
  Series 1997-4, Class X,
   1.138%, 11/25/27 (e) ............... 19,208                  490,586

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
46

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




                                           PRINCIPAL
                                            AMOUNT
DESCRIPTION                                (000) (H)             VALUE
------------------------------------- ------------------  -------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
 Henry Co.,
  10.00%, 04/15/08 ..................       590           $   559,025
 High Voltage Engineering Corp.,
  10.50%, 08/15/04 ..................       954               887,220
 Hollywood Casino Corp.,
  11.25%, 05/01/07 (c) ..............       880               882,200
 Home Interiors & Gifts, Inc.,
  10.125%, 06/01/08 .................       790               784,075
 Household Finance Corp.,
  5.25%, 11/23/05 ................EUR       802               428,857
 Huntsman ICI Chemicals LLC,
  10.125%, 07/01/09 ..............EUR       550               571,220
 Imasac SA,
  11.00%, 05/02/05 (c) ..............       400               246,000
 ING Bank NV, (London),
  0.00%, 08/11/99 (c) ...............     1,300             1,625,000
 Interbank AKK Trust,
  Series 1995-1, Class 1,
  9.00%, 02/28/01 (c) ...............     1,000               875,000
 IPC Information Systems, Inc.,
  0.00%, 05/01/08 (e) ...............     1,050               777,000
 IT Group, Inc.,
  11.25%, 04/01/09 (c) ..............     1,225             1,176,000
 J.H. Heafner, Inc.,
  10.00%, 05/15/08 (c) ..............     1,635             1,626,825
 Jordan Industries, Inc.,
  10.375%, 08/01/07 .................       975               987,187
 LodgeNet Entertainment Corp.,
  10.25%, 12/15/06 ..................       735               746,944
 Loomis Fargo & Co.,
  10.00%, 01/15/04 ..................       725               717,750
 Marvel Enterprises, Inc.,
  12.00%, 06/15/09 (c) ..............     1,385             1,426,550
 Masaic, Ltd., Class B,
  0.99%, 02/18/00 ...................       950               948,214
 Mediq, Inc.,
  11.00%, 06/01/08 ..................     1,350             1,053,000
 Merrill Lynch & Company, Inc.:
  5.375%, 01/04/09 ..................     3,590             1,892,165
  7.375%, 12/17/07 ..................       575               949,350
 Merrill Lynch Mortgage Investments,
  Inc., Series 1996-C1, Class IO:
  0.571%, 04/25/28 (c), (e) .........    17,655               430,351
  1.651%, 11/21/28 ..................    14,806             1,069,312
 Morgan Guaranty Trust,
  0.00%, 07/31/99 (d) ........... THB    10,569                     0


                                           PRINCIPAL
                                            AMOUNT
DESCRIPTION                                (000) (H)             VALUE
------------------------------------- ------------------  -------------------
 Morgan Stanley Capital One, Inc.:
  Series 1998-HF1, Class X
  1.033%, 02/15/18 (e) .............. 19,253              $ 1,095,039
  Series 1996-WF1, Class X
  1.401%, 11/15/28 (c), (e) .........  6,261                  349,267
  Series 1997-C1, Class IO
  2.75%, 02/15/20 (e), (f) ..........  2,138                   32,409
  Series 1998-HF2, Class A1
  6.01%, 11/15/30 ...................     10                   10,446
 Mosaic Re, Ltd.,
  14.02%, 07/09/99 (c) ..............    750                  750,338
 Neff Corp.,
  10.25%, 06/01/08 ..................  1,350                1,368,500
 North American Capital Corp.,
  8.25%, 11/17/03 (f)     GBP          1,225                2,020,983
 Pacific Reinsurance,
  1.00%, 05/31/03 ...................  1,340                1,346,700
 Paxson Communications Corp.,
  11.625%, 10/01/02 (f) .............  1,865                1,925,612
 Pen Holdings, Inc.,
  9.875%, 06/15/08 ..................    875                  881,563
 Penhall International Corp.,
  12.00%, 08/01/06 ..................  1,750                1,767,500
 Penn National Gaming, Inc.,
  10.625%, 12/15/04 .................  1,150                1,150,000
 Pentacon, Inc.,
  12.25%, 04/01/09 (c), (f) .........    975                  962,812
 Peru Trade Finance Paper,
  0.00%, 09/04/04 ...................  2,099                1,481,554
 Petro Stopping Centers,
  10.50%, 02/01/07 (f) ..............  1,570                1,648,500
 Phoenix Color Corp.,
  10.375%, 02/01/09 .................  1,125                1,102,500
 Prison Reality Trust Inc.,
  12.00%, 06/01/06 ..................    725                  721,375
 Production Resource Group,
  11.50%, 01/15/08 ..................  1,452                1,481,040
 Prudential Home Mortgage Security:
  Series 1993-5, Class A9
  0.439%, 03/25/00 (e) .............. 35,284                    5,645
  Series 1993-24, Class A7
  0.509%, 07/25/00 (e) .............. 39,240                  129,886
  Series 1993-41, Class A5
  0.914%, 10/25/00 (e) .............. 11,403                   83,361
 PSINet, Inc.,
  11.50%, 11/01/08 ..................  1,250                1,318,750
 Quest Diagnostics, Inc.,
  10.75%, 12/15/06 ..................  1,248                1,422,720

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              47

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




                                                  PRINCIPAL
                                                   AMOUNT
DESCRIPTION                                       (000) (H)             VALUE
-------------------------------------------- ------------------  -------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
 Radio Unica Corp.,
  1.00%, 08/01/06 ..........................   1,875             $ 1,078,125
 Railworks Corp.,
  11.50%, 04/15/09 (c) .....................   1,025               1,012,187
 Rao Gazprom,
  12.75%, 03/13/00 .........................     702                 256,651
 RBF Finance Co.,
  11.00%, 03/15/06 (c) .....................   1,425               1,467,750
 Regal Cinemas, Inc.,
  9.50%, 06/01/08 ..........................   1,200               1,122,000
 Rent-A-Center, Inc.,
  11.00%, 08/15/08 .........................     125                 125,313
 Renters Choice, Inc.,
  11.00%, 08/15/08 (c) .....................     400                 402,000
 Rhythms Netconnections, Inc.,
  12.75%, 04/15/09 (c) .....................     500                 467,500
 RSL Communications PLC,
  10.50%, 11/15/08 .........................   1,200               1,188,000
 Sabreliner Corp.,
  11.00%, 06/15/08 (c) .....................   1,030                 890,950
 Salomon Brothers Structured Note:
  0.00%, 07/06/99 ..........................   2,700               2,692,636
  0.00%, 09/29/99 ..........................   1,200               1,289,520
  7.36%, 06/08/01 ..........................     516                 514,236
 Silgan Holdings, Inc.,
  13.25%, 07/15/06 .........................   1,446               1,597,830
 Spanish Broadcasting Systems, Inc.,
  11.00%, 03/15/04 (f) .....................   2,006               2,166,480
 Station Casinos, Inc.,
  10.125%, 03/15/06 ........................     900                 927,000
 Structured Asset Securitization Corp.:
  Series 1996-CFL, Class X2
  1.153%, 02/25/28 (e) .....................   2,543                  56,445
  Series 1996-CFL, Class X1
  1.461%, 02/25/28 (e) .....................   4,589                 235,189
 Swiss Re Earthquake Fund,
  10.493%, 07/16/00 ........................   1,000               1,000,312
 T/SF Communications Corp.,
  10.375%, 11/01/07 ........................   1,225               1,225,000
 Transdigm, Inc,
  10.375%, 12/01/08 ........................     875                 857,500
 Trinity Re Florida Huricane Fund 99,
  10.00%, 12/31/99 (e) .....................   1,550               1,517,217
 TTB Finance Cayman, Ltd.,
  6.176%, 03/18/07 (e) .....................   1,926               1,733,400


                                                  PRINCIPAL
                                                   AMOUNT
DESCRIPTION                                       (000) (H)             VALUE
-------------------------------------------- ------------------  ---------------
 TVN Entertainment Corp.,
  14.00%, 08/01/08 (c) .....................   2,025             $ 1,316,250
 UCFC Loan Trust,
  8.00%, 09/15/00 ..........................   2,304                 205,200
 United Artists Theatre Co.,
  9.75%, 04/15/08 ..........................     125                  96,250
 United Rentals, Inc.,
  9.25%, 01/15/09 (c) ......................   1,000                 992,500
 United States Department of Veteran
  Affairs REMIC, Series 1997-1,
  Class IO
  0.367%, 02/15/27 (e) .....................  31,999                 444,993
 Universal Hospital Services, Inc.,
  10.25%, 03/01/08 (c) .....................     200                 168,000
 URS Corp.,
  12.25%, 05/01/09 (c) .....................   1,090               1,106,350
 Venetian Casino Resort LLC,
  12.25%, 11/15/04 .........................   1,255               1,233,037
 Viatel, Inc.,
  11.50%, 03/15/09 ..................... EUR     800                 849,421
 Volume Services America, Inc.,
  11.25%, 03/01/09 (c) .....................     525                 577,500
                                                                 -----------
 TOTAL UNITED STATES .......................                     166,509,505
                                                                 -----------
TOTAL CURRENCY DENOMINATED BONDS
 (Identified cost $301,764,081).............                     286,871,133
                                                                 -----------
                                              SHARES
                                              ------
PREFERRED STOCKS--1.9%
 Adelphia Communications Corp. .............  18,220               2,077,080
 American Mobile Satellite Corp.,
  04/01/08 warrants (c) ....................   1,265                  50,600
 Concentric Network Corp. ..................     298                 283,100
 E. Spire Communications, Inc. (c) .........      64                   3,538
 Forman Petroleum Corp.,
  06/01/04 warrants ........................   1,144                       1
 Forman Petroleum Corp. ....................     161                      16
 Harborside Healthcare Corp. ...............   1,104                 750,720
 High Voltage Engineering Corp. ............   1,550               1,271,000
 Nextel Communications, Inc.,
  Class A ..................................     950               1,035,500
 Paxson Communications Corp. ...............     111                 999,000
 TVN Entertainment Corp.,
  09/01/08 warrants (c) ....................   2,025                   4,050
 XCL, Ltd. (c) .............................   2,252                  31,528
                                                                 -----------
TOTAL PREFERRED STOCKS
 (Identified cost $7,440,733)...............                       6,506,133
                                                                 -----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
48

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------




                                                   PRINCIPAL
                                                     AMOUNT
DESCRIPTION                                          (000)               VALUE
-------------------------------------------- -------------------  -------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
COMMERCIAL PAPER--0.7%
 American Express Credit Corp.,
  4.70%, 07/06/99 ..........................    $        465      $    464,696
 General Electric Capital Corp.,
  4.86%, 07/26/99 ..........................           1,470         1,465,039
 Prudential Funding Corp.,
  4.00%, 09/24/99 ..........................             570           564,617
                                                                  ------------
TOTAL COMMERCIAL PAPER
 (Identified cost $2,494,352)...............                         2,494,352
                                                                  ------------
DISCOUNT NOTES--12.4%
 Federal Farm Credit Banks:
  4.53%, 11/03/99 ..........................               9             8,859
  4.64%, 12/21/99 ..........................           1,772         1,732,488
 Federal Home Loan Bank:
  4.68%, 07/07/99 ..........................           2,185         2,183,296
  4.85%, 07/28/99 ..........................             770           767,199
  4.84%, 08/04/99 ..........................             593           590,289
  4.82%, 09/15/99 ..........................           1,630         1,613,414
  4.75%, 11/12/99 ..........................             370           363,458
  4.75%, 03/03/00 ..........................             900           870,787
  4.70%, 04/10/00 ..........................           1,400         1,348,091
  4.84%, 05/11/00 ..........................           1,655         1,584,911
 Federal Home Loan Mortgage Corp.:
  4.72%, 07/07/99 ..........................             230           229,821
  4.71%, 07/08/99 ..........................             976           975,106
  4.73%, 07/09/99 ..........................             266           265,721
  4.71%, 07/12/99 ..........................           1,774         1,771,447
  4.86%, 07/19/99 ..........................             454           452,897
  4.71%, 08/06/99 ..........................           1,754         1,745,735
  4.79%, 08/16/99 ..........................             233           231,580
  4.89%, 09/02/99 ..........................             225           223,074
  4.94%, 09/14/99 ..........................             735           727,436
  4.95%, 09/15/99 ..........................             126           124,683
  4.99%, 09/23/99 ..........................             131           129,475
  4.94%, 09/24/99 ..........................             445           439,810
  4.72%, 11/24/99 ..........................             176           172,631
  5.11%, 12/14/99 ..........................           2,054         2,005,602
 Federal National Mortgage
  Association:
  4.77%, 07/12/99 ..........................             474           473,310
  4.77%, 07/14/99 ..........................           1,110         1,108,088
  4.70%, 07/16/99 ..........................           2,765         2,759,605
  4.73%, 07/20/99 ..........................             550           548,627
  4.66%, 07/22/99 ..........................           1,091         1,088,034
  4.72%, 08/11/99 ..........................             820           815,592
  4.80%, 08/13/99 ..........................             988           982,393


                                                   PRINCIPAL
                                                     AMOUNT
DESCRIPTION                                          (000)               VALUE
-------------------------------------------- -------------------  -------------------
  4.88%, 08/18/99 ..........................          $1,707      $  1,695,893
  4.76%, 08/23/99 ..........................             594           589,837
  4.79%, 08/24/99 ..........................             634           629,448
  4.80%, 08/30/99 ..........................             100            99,200
  4.88%, 09/08/99 ..........................           1,315         1,302,709
  4.92%, 09/10/99 ..........................             449           444,643
  4.96%, 09/17/99 ..........................             261           258,195
  4.66%, 10/25/99 ..........................             610           600,841
  4.69%, 11/04/99 ..........................             298           293,108
  4.69%, 11/05/99 ..........................           1,068         1,050,254
  4.71%, 11/17/99 ..........................             326           320,072
  4.76%, 11/19/99 ..........................             285           279,687
  4.79%, 11/22/99 ..........................           2,410         2,363,824
  4.79%, 11/23/99 ..........................             770           755,144
  4.84%, 11/26/99 ..........................             535           524,355
  5.12%, 12/10/99 ..........................           1,050         1,025,808
  4.71%, 12/17/99 ..........................           1,424         1,392,514
  4.73%, 02/04/00 ..........................             888           862,565
  4.70%, 04/10/00 ..........................             170           163,697
                                                                  ------------
TOTAL DISCOUNT NOTES
 (Identified cost $42,985,253)..............                        42,985,253
                                                                  ------------
REPURCHASE AGREEMENT--1.2%
 State Street Bank and Trust Company,
  4.70%, 07/01/99,  (Dated 06/30/99,
  collateralized by $3,965,000
  United States Treasury Note,
  6.625%, 03/31/02, with a value of
  $4,108,731) (Identified cost
  $4,026,000)...............................           4,026         4,026,000
                                                                  ------------
TOTAL INVESTMENTS
 (Identified cost $358,710,419) (b).........            98.8%     $342,882,871
CASH AND OTHER ASSETS IN EXCESS OF
 LIABILITIES ...............................             1.2         4,328,938
                                                      ------      ------------
NET ASSETS .................................           100.0%     $347,211,809
                                                      ======      ============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              49

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)


Forward Foreign Currency Contracts open at June 30, 1999:



                                                            U.S. $ Cost        U.S. $
  Foreign Currency      Expiration         Foreign        on Origination       Current       Unrealized       Unrealized
 Purchase Contracts        Date           Currency             Date             Value       Appreciation     Depreciation
--------------------   ------------   ----------------   ----------------   ------------   --------------   -------------
           ARS             7/1/99             929,160       $  890,000       $  929,253       $ 39,253         $     --
           ARS            7/21/99             541,836          519,000          541,078         22,078               --
           ARS           11/16/99             290,415          285,000          282,670             --            2,330
           ARS           11/22/99           1,736,975        1,675,000        1,689,171         14,171               --
           ARS           11/22/99             760,854          733,000          739,914          6,914               --
           ARS            1/03/00           1,090,436        1,049,000        1,046,082             --            2,918
           AUD           12/13/99           5,748,260        3,774,882        3,808,764         33,882               --
           CLP            8/11/99         398,028,000          820,000          765,638             --           54,362
           CLP            7/21/99         416,670,000          860,000          803,281             --           56,719
           CLP            8/30/99          32,678,750           65,000           62,657             --            2,343
           CLP           11/26/99         387,310,000          770,000          732,332             --           37,668
           CNY            7/13/99           7,477,830          900,000          902,117          2,117               --
           CNY            7/19/99           8,320,000        1,000,000        1,003,099          3,099               --
           CNY             8/2/99           6,410,327          770,000          771,743          1,743               --
           CNY            8/26/99           7,512,930          900,000          902,205          2,205               --
           CNY             9/7/99           3,176,306          380,000          380,943            943               --
           COP             7/1299       1,277,045,000          770,000          723,620             --           46,380
           CRC            8/12/99         101,988,360          348,000          348,117            117               --
           CZK            7/16/99           6,960,000          202,102          197,157             --            4,945
           CZK            9/13/99           4,258,744          118,842          120,387          1,545               --
           CZK           11/18/99           1,243,200           40,000           35,084             --            4,916
           CZK           12/28/99          73,972,000        2,054,379        2,085,680         31,301               --
           DKK           12/13/99          29,569,284        4,161,389        4,144,838             --           16,551
           EUR           12/13/99           3,096,345        3,260,497        3,232,689             --           27,808
           GBP           12/13/99           5,588,324        8,941,172        8,825,457             --          115,715
           GRD            12/3/99           5,560,000           18,029           17,367             --              662
           GRD           12/28/99         476,335,860        1,617,000        1,484,724             --          132,276
           GRD           12/29/99          45,694,000          155,000          142,415             --           12,585
           GRD            2/16/00         280,000,000          888,409          870,798             --           17,611
           HUF            7/14/99         182,305,160          761,000          750,136             --           10,864
           HUF             8/9/99         145,440,000          593,173          594,400          1,227               --
           HUF            8/16/99         195,842,760          807,000          798,964             --            8,036
           HUF            9/15/99         398,453,500        1,630,000        1,613,409             --           16,591
           HUF            9/21/99          64,584,450          261,000          261,131            131               --
           IDR            7/12/99       1,000,000,000          127,828          143,721         15,893               --
           IDR            8/26/99       3,400,000,000          400,000          481,564         81,564               --
           IDR             9/8/99       1,839,500,000          216,412          259,548         43,136               --
           IDR           10/27/99       5,795,000,000          610,000          806,883        196,883               --
           IDR            11/8/99       9,250,000,000        1,068,129        1,284,218        216,089               --
           IDR             4/6/00      14,630,000,000        1,400,000        1,961,408        561,408               --
           ILS             7/1/99           1,677,000          409,949          409,504             --              445
           ILS            7/12/99             560,000          136,220          136,459            239               --
           ILS            7/12/99           1,420,000          345,583          346,021            438               --
           ILS            8/10/00           4,209,548        1,009,000        1,020,051         11,051               --
           ILS            5/18/00           7,250,000        1,654,873        1,681,822         26,949               --
           INR             7/8/99           9,970,500          230,000          229,148             --              852
           INR            7/13/99          35,301,000          820,000          810,260             --            9,740
           INR             8/2/99          23,831,500          550,000          544,175             --            5,825

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)




                                                            U.S. $ Cost         U.S. $
  Foreign Currency      Expiration         Foreign        on Origination        Current        Unrealized       Unrealized
 Purchase Contracts        Date           Currency             Date              Value        Appreciation     Depreciation
--------------------   ------------   ----------------   ----------------   --------------   --------------   -------------
         INR               8/9/99         19,620,000        $   450,000      $   447,441       $       --        $  2,559
         INR              8/19/99         25,779,600            594,000          586,851               --           7,149
         INR              8/20/99         10,112,200            233,000          230,154               --           2,846
         INR              8/25/99         23,229,000            534,000          528,216               --           5,784
         INR               9/9/99         31,536,000            720,000          715,134               --           4,866
         JPY              9/10/99      1,197,605,662          7,113,667        6,963,113               --         150,554
         JPY              9/10/99      1,161,646,841          9,542,426        9,704,340          161,914              --
         KRW              7/26/99      1,817,655,000          1,470,000        1,568,973           98,973              --
         KRW              9/29/99        962,500,000            770,000          830,111           60,111              --
         KRW             11/15/99         36,060,000             30,000           31,067            1,067              --
         MXN               7/6/99          9,456,651            882,068          999,371          117,303              --
         MXN               7/8/99         21,577,968          2,185,000        2,278,200           93,200              --
         MXN              7/14/99          2,058,132            214,612          216,689            2,077              --
         MXN               9/7/99          2,300,000            223,735          235,985           12,250              --
         MXN              11/4/99          2,994,006            298,000          299,021            1,021              --
         MXN             11/29/99          5,581,067            533,333          551,369           18,036              --
         MXN             12/29/99         12,866,000          1,167,302        1,252,653           85,351              --
         PEN              9/24/99            444,745            131,000          130,305               --             695
         PHP               7/7/99         14,111,250            355,000          369,115           14,115              --
         PHP              8/31/99          7,326,400            190,000          190,577              577              --
         PHP              2/10/00         59,640,000          1,400,000        1,528,470          128,470              --
         PHP              3/10/99         37,800,000            900,000          966,468           66,468              --
         PHP              4/19/00          6,868,000            170,000          175,049            5,049              --
         PLN               7/6/99          1,694,786            465,000          431,043               --          33,957
         PLN              7/13/99            114,549             30,000           29,088               --             912
         PLN              7/19/99            133,439             33,000           33,839              839              --
         PLN              7/26/99          4,472,000          1,091,530        1,132,277           40,747              --
         PLN              8/10/99          1,350,140            340,000          340,739              739              --
         PLN              9/14/99          1,330,000            330,336          333,147            2,811              --
         PLN              9/15/99          2,945,880            735,000          737,743            2,743              --
         PLN              9/16/99            506,318            126,000          126,771              771              --
         SKK              7/12/99          4,948,020            117,115          112,105               --           5,010
         SKK              8/18/99         19,079,236            435,275          427,065               --           8,210
         SKK              8/19/99         18,980,000            423,661          424,707            1,046              --
         SKK              9/21/99         20,227,339            445,173          447,761            2,588              --
         SKK             11/17/99         31,185,528            696,106          678,745               --          17,361
         THB              7/14/99         56,766,400          1,536,719        1,540,654            3,935              --
         THB              7/19/99         16,800,000            454,423          456,086            1,663              --
         THB             12/21/99         34,997,000            926,092          952,877           26,785              --
         THB             12/29/99         16,500,000            436,814          449,279           12,465              --
         THB              1/19/00         29,500,000            765,240          803,051           37,811              --
         THB              1/20/99         27,266,400            720,000          742,237           22,237              --
         ZAR             11/26/99          2,177,520            344,000          350,447            6,447              --
                                                            -----------      -----------       ----------        --------
                                                            $91,554,495      $93,070,435       $2,343,985        $828,045
                                                            -----------      -----------       ----------        --------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              51

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)




                                                          U.S. $ Cost          U.S. $
 Foreign Currency     Expiration         Foreign        on Origination        Current         Unrealized       Unrealized
  Sale Contracts         Date           Currency             Date              Value         Appreciation     Depreciation
------------------   ------------   ----------------   ----------------   ---------------   --------------   -------------
        ARS              7/1/99            929,160       $    911,120      $    929,253       $       --      $   18,133
        ARS             7/21/99            541,836            519,921           541,078               --          21,157
        AUD            12/13/99          6,950,946          4,567,953         4,605,657               --          37,704
        CAD            12/13/99          1,337,846            911,173           910,574              599              --
        COP             7/12/99        590,507,225            716,360           723,622               --           7,262
        DKK            12/13/99        207,207,191         29,047,058        29,049,921               --           2,863
        DKK            12/13/99          5,166,825            728,947           724,376            4,571              --
        EUR             7/12/99            108,000            117,115           111,428            5,687              --
        EUR             8/18/99            403,930            435,275           417,890           17,385              --
        EUR             8/19/99            392,789            423,661           406,404           17,257              --
        EUR             9/13/99            113,000            118,842           117,141            1,701              --
        EUR            09/21/99            429,000            445,173           445,003              170              --
        EUR            11/17/99            343,773            370,194           358,185           12,009              --
        EUR            12/13/99         47,342,604         49,630,757        49,427,300          203,457              --
        EUR            12/13/99         12,516,801         13,050,724        13,067,969               --          17,245
        GBP            12/13/99         18,576,943         29,877,347        29,337,960          539,387              --
        IDR             8/26/99      2,000,000,000            277,971           283,273               --           5,302
        ILS              7/1/99          1,677,000            410,727           409,504            1,223              --
        INR             7/13/99         39,684,250            905,000           912,047               --           7,047
        JPY             9/10/99      3,235,580,143         27,405,775        27,028,599          377,176              --
        JPY             9/10/99        174,970,715          1,449,300         1,461,628               --          12,328
        KRW             9/29/99        250,000,000            202,922           215,613               --          12,691
        NZD            12/13/99              4,372              2,333             2,324                9              --
        PHP              7/7/99          6,938,750            175,000           181,500               --           6,500
        PHP             2/10/00         59,640,000          1,504,693         1,528,470               --          23,777
        THB             7/14/99         15,766,400            427,366           427,904               --             538
        THB            12/21/99         34,997,000            938,761           952,877               --          14,116
        THB            12/29/99         16,500,000            448,004           449,279               --           1,275
        THB             1/19/99         29,500,000            799,458           803,051               --           3,593
        THB             2/20/99         27,266,400            738,928           742,237               --           3,309
        ZAR            11/26/99          2,177,520            334,411           350,447               --          16,036
                                                         ------------      ------------       ----------      ----------
                                                         $167,892,269      $166,922,514       $1,180,631      $  210,876
                                                         ------------      ------------       ----------      ----------

Gross unrealized appreciation/depreciation from Forward Foreign Currency Contracts            $3,524,616      $1,038,921
                                                                                              ==========      ==========

As of June 30, 1999, the Lazard Strategic Yield Portfolio had the following outstanding cross currency swap agreement:



SWAP                       NOTIONAL CURRENCY   NOTIONAL CURRENCY     RATE          RATE        TRADE    TERMINATION   UNREALIZED
COUNTERPARTY                    RECEIVED              PAID         RECEIVED        PAID         DATE        DATE         LOSS
------------------------- ------------------- ------------------- ---------- --------------- --------- ------------- -----------
Standard Chartered Bank   60,000,000 PHP        1,578,532 USD     10.70%     6 Month LIBOR   4/29/99     4/30/02       $2,369

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
52

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

(a) Non-income producing security.
(b) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) is as follows:


                                                      AGGREGATE        AGGREGATE           NET
                                                        GROSS            GROSS          UNREALIZED
                                    AGGREGATE        UNREALIZED       UNREALIZED       APPRECIATION
PORTFOLIO                             COST          APPRECIATION     DEPRECIATION     (DEPRECIATION)
-----------------------------   ----------------   --------------   --------------   ---------------
 Equity                          $  456,766,585     $123,890,387     $  8,313,298     $ 115,577,089
 Mid Cap                             61,071,506        8,592,185        2,303,350         6,288,835
 Small Cap                        1,105,331,548      197,612,779      102,245,423        95,367,356
 Bantam Value                        31,930,605        4,752,555        3,177,748         1,574,807
 Global Equity                       60,207,765        8,331,414          909,370         7,422,044
 International Equity             2,641,964,137      660,331,248       97,854,691       562,476,557
 International Small Cap            174,472,862       33,584,646       23,530,246        10,054,400
 Emerging Markets                   371,592,693       56,470,930       43,453,127        13,017,803
 Bond                               126,344,093          720,077        2,496,952        (1,776,875)
 High Yield                          86,377,814          945,712        2,654,044        (1,708,332)
 International Fixed-Income          91,167,094        1,678,025        4,931,666        (3,253,641)
 Strategic Yield                    358,710,419        2,791,858       18,621,775       (15,829,917)

(c) Pursuant to Rule 144A of the Securities Act of 1933, these securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, these securities amounted to $6,712,088, $13,265,980, $2,555,597, $30,070,531, $3,501,510, and
    $45,801,693 or 3.6%, 3.4%, 2.3%, 34.4%, 3.7% and 12.9% of net assets for the
    International Small Cap Portfolio, Emerging Markets Portfolio, Bond Portfolio, High Yield Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio, respectively.
(d) Bankrupt security valued at zero.
(e) Variable rate security. Interest rate shown is the current rate.
(f) Segregated securities for when-issued purchases and/or forward foreign currency contracts.
(g) At June 30, 1999, Small Cap Portfolio held the following security, which was a private placement and therefore restricted as to resale, representing 0.04% (at value) of the net assets of the Portfolio:


                                       ACQUISITION     ACQUISITION
SECURITY                                   DATE           COST
-----------------------------------   -------------   ------------
  Interactive Light Holdings, Inc.
   10.00%, 02/07/01                       1/25/99      $1,000,000


 Interactive Light Holdings, Inc. is valued as determined in good faith and in accordance with the procedures adopted by the Board of Directors. Small Cap Portfolio will bear any cost, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such security.

(h) Principal  amount  denominated  in  respective   country's  currency  unless
    otherwise noted.
(i) Issue in default.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              53

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

     Abbreviations:

     ADR--American Depositary Receipt
     GDR--Global Depositary Receipt
     TBA--Settlement  is on a delayed  delivery or when issued  basis with final maturity to be announced in the future.
     REMIC--Real Estate Mortgage Investment Conduit


CURRENCY TERMS
-------------------------------
   ARS--Argentine Peso            ILS--Israeli Shekel
   AUD--Australian Dollar         INR--Indian Rupee
   CAD--Canadian Dollar           JPY--Japanese Yen
   CHF--Swiss Franc               KRW--South Korean Won
   CLP--Chilean Peso              MXN--Mexican Peso
   CNY--Chinese Yuan Renminbi     NZD--New Zealand Dollar
   COP--Colombian Peso            PEN--Peruvian Nouveau Sol
   CZK--Czech Koruna              PHP--Philippine Peso
   DKK--Danish Krone              PLN--Polish Zloty
   EUR--Euro Currency             SEK--Swedish Krona
   GBP--Pound Sterling            SKK--Slovakian Koruna
   GRD--Greek Drachma             THB--Thailand Baht
   HUF--Hungarian Forint          USD--United States Dollar
   IDR--Indonesian Rupiah         ZAR--South African Rand

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
54

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY INDUSTRY, FOR THOSE PORTFOLIOS PREVIOUSLY PRESENTED BY
COUNTRY:


                                                     LAZAD           LAZARD            LAZARD         LAZARD
                                                     GLOBAL      INTERNATIONAL     INTERNATIONAL     EMERGING
                                                     EQUITY          EQUITY          SMALL CAP        MARKETS
                                                   PORTFOLIO       PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                  -----------   ---------------   ---------------   ----------
INDUSTRY
Advertising ...................................         --%              --%             3.2%             --%
Apparel & Textiles ............................         --               --              2.1              --
Aerospace & Defense ...........................        3.8              1.9               --              --
Automotive ....................................        3.3              4.2              2.7              --
Auto Parts ....................................        0.3               --               --              --
Banking & Financial Services ..................       18.9             20.9             12.3            14.0
Brewery .......................................         --               --              1.8             5.8
Broadcasting ..................................         --               --              1.3             2.3
Building & Construction .......................         --               --              1.5              --
Business Services & Supplies ..................         --               --              2.6              --
Chemicals & Plastics ..........................        1.8              2.7              1.4              --
Commercial Services ...........................        1.3              2.3               --              --
Communication Services ........................        1.6              2.2               --              --
Computer Softwear .............................         --               --              4.4              --
Computers & Business Equipment ................        4.6               --               --              --
Conglomerates .................................        1.5               --               --             7.9
Construction & Materials ......................        0.6              1.5               --             3.9
Consumer Goods ................................        1.7              2.1               --              --
Cosmetics & Toiletries ........................        1.0              1.2               --              --
Diversified ...................................        1.0               --               --              --
Drugs & Health Care ...........................        8.1              4.7              6.1              --
Electrical Equipment ..........................        3.1              4.5               --             4.0
Electronics ...................................        5.4              3.0              4.5              --
Energy ........................................        1.2               --               --              --
Environmental Services ........................         --               --              0.5              --
Food & Beverages ..............................        5.2              5.0              4.1             7.3
Holding Company-Diversified ...................         --               --              1.5              --
Hospitals & Long Term Care ....................         --               --              2.1              --
Hotels & Restaurants ..........................        1.3               --              1.5              --
Household Products & Home Furnishings .........         --              1.3              2.0              --
Industrial Construction .......................         --               --               --             2.5
Industrial & Machinery ........................         --               --              4.7              --
Insurance .....................................        4.6              7.3              5.7             1.8
Leisure/Entertainment .........................        1.0              2.1              2.1              --
Manufacturing .................................        2.8              5.7              1.6             0.4
Medical Supplies ..............................         --               --              3.1              --
Metals ........................................         --               --               --             2.6
Newspaper .....................................         --               --              1.4              --
Office Equipment ..............................         --              0.5               --              --
Oil & Gas .....................................        3.8              4.4               --             1.1
Paper Products ................................         --              0.5               --             0.9
Petroleum Equipment & Services ................        2.0              1.8               --              --
Photography ...................................        1.1               --               --              --
Plastics ......................................         --               --              0.9              --
Printing ......................................         --               --              2.2             1.2
Publishing ....................................         --               --              1.9              --
Railroad ......................................         --               --               --             0.9
Repurchase Agreement ..........................        3.7              3.7              4.2             4.2
Retail ........................................        3.2              2.5             11.9             5.9
Services ......................................        1.3               --              1.9              --
Steel .........................................         --               --               --             2.3
Telecommunications ............................        7.5              5.8               --            21.3
Telephone .....................................         --               --               --             2.1
Tobacco .......................................        0.9              2.9               --             1.5
Toys & Amusement ..............................         --              1.1              0.5              --
Utilities .....................................        3.2              2.3               --             5.6
                                                     -----          -------             ----          ------
Total Investments .............................      100.8%            98.1%            97.7%           99.5%

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              55

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY ASSET TYPE, FOR THOSE PORTFOLIOS PREVIOUSLY PRESENTED BY
COUNTRY:

                                                      LAZARD         LAZARD
                                                  INTERNATIONAL     STRATEGIC
                                                   FIXED-INCOME       YIELD
                                                    PORTFOLIO       PORTFOLIO
                                                 ---------------   ----------
ASSET TYPE
Asset-Backed Securities ......................          1.8%            6.2%
Collateralized Mortgage Obligations ..........           --             4.5
Commercial Paper .............................          1.1             0.7
Corporate Bonds ..............................         51.6            45.6
Discount Notes ...............................          4.9            12.4
Foreign Government Obligations ...............         23.0            17.2
Mortgage Backed Securities ...................           --             0.2
Mortgage Pass-Through Securities .............           --             0.3
Preferred Stocks .............................           --             2.2
REMICs .......................................           --             0.1
Repurchase Agreement .........................          0.7             1.2
Structured Notes .............................          3.1             5.1
United States Government Obligations .........          6.6             3.1
                                                       ----          ------
Total Investments ............................         92.8%           98.8%

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
56

                      [This page left blank intentionally ]

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------



                                                                         LAZARD
                                                                         EQUITY
                                                                       PORTFOLIO
                                                                   -----------------
ASSETS
Investments in securities, at value (cost $438,009,585,
 $59,267,506, $1,014,542,548, $27,205,605, $57,723,765,
 $2,521,889,137, $166,626,862, $355,403,693, $113,210,093,
 $85,084,814, $90,453,094 and $354,684,419, respectively).........   $ 553,586,674
Repurchase Agreements, at value ..................................      18,757,000
Cash .............................................................             698
Foreign currency (cost $0, $0, $0, $0, $6,799, $16,288,483
 $1,957,316, $989,078, $0, $0, $0 and $1,486,608
 respectively) ...................................................              --
Receivables for:
 Investments sold ................................................              --
 Dividends and interest ..........................................         688,313
 Capital stock sold ..............................................       1,399,368
 Gross appreciation on foreign currency contracts ................              --
Deferred organizational expenses .................................              --
                                                                     -------------
Total assets .....................................................     574,432,053
                                                                     -------------
LIABILITIES
Payables for:
 Investments purchased ...........................................      11,699,408
 Capital stock repurchased .......................................       3,897,105
 Dividends payable ...............................................              --
 Gross depreciation on foreign currency contracts ................              --
 Depreciation on cross currency contracts ........................              --
Investment management fees payable ...............................         335,232
Due to Custodian (cost $0, $0, $0, $0, $0, $0, $0, $0, $0, $0,
 $176,456, and $0, respectively)..................................              --
Accrued directors' fees payable ..................................           2,730
Accrued distribution fees payable ................................          31,213
Accrued expenses and other payables ..............................          92,996
                                                                     -------------
Total liabilities ................................................      16,058,684
                                                                     -------------
Net assets .......................................................     558,373,369
                                                                     =============
NET ASSETS
Paid in capital ..................................................     402,361,723
Undistributed (distributions in excess of) investment
 income--net .....................................................       3,193,706
Unrealized appreciation (depreciation) on:
 Investments and cross currency swap--net ........................     115,577,089
  Foreign currency--net ..........................................              --
Accumulated realized gain (loss)--net ............................      37,240,851
                                                                     -------------
Net assets .......................................................   $ 558,373,369
                                                                     =============
INSTITUTIONAL SHARES
Net assets .......................................................   $ 395,219,650
Shares of capital stock outstanding* .............................      16,387,212
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .........   $       24.12
OPEN SHARES
Net assets .......................................................   $ 163,153,719
Shares of capital stock outstanding* .............................       6,774,239
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .........   $       24.08



                                                                                                              LAZARD
                                                                         LAZARD             LAZARD            BANTAM
                                                                        MID CAP           SMALL CAP           VALUE
                                                                       PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                                   ----------------- ------------------- ---------------
ASSETS
Investments in securities, at value (cost $438,009,585,
 $59,267,506, $1,014,542,548, $27,205,605, $57,723,765,
 $2,521,889,137, $166,626,862, $355,403,693, $113,210,093,
 $85,084,814, $90,453,094 and $354,684,419, respectively).........   $  65,556,341     $ 1,109,909,904    $ 28,780,412
Repurchase Agreements, at value ..................................       1,804,000          90,789,000       4,725,000
Cash .............................................................             449              75,294         989,167
Foreign currency (cost $0, $0, $0, $0, $6,799, $16,288,483
 $1,957,316, $989,078, $0, $0, $0 and $1,486,608
 respectively) ...................................................              --                  --              --
Receivables for:
 Investments sold ................................................              --          14,778,406         170,916
 Dividends and interest ..........................................          34,984             893,555           8,441
 Capital stock sold ..............................................          47,113           2,461,074              --
 Gross appreciation on foreign currency contracts ................              --                  --              --
Deferred organizational expenses .................................          16,160                  --               7
                                                                     -------------     ---------------    ------------
Total assets .....................................................      67,459,047       1,218,907,233      34,673,943
                                                                     -------------     ---------------    ------------
LIABILITIES
Payables for:
 Investments purchased ...........................................              --           3,126,282       1,362,138
 Capital stock repurchased .......................................         187,650           4,650,426         142,634
 Dividends payable ...............................................              --                  --              --
 Gross depreciation on foreign currency contracts ................              --                  --              --
 Depreciation on cross currency contracts ........................              --                  --              --
Investment management fees payable ...............................         111,367             727,789          75,718
Due to Custodian (cost $0, $0, $0, $0, $0, $0, $0, $0, $0, $0,
 $176,456, and $0, respectively)..................................              --                  --              --
Accrued directors' fees payable ..................................           2,730               2,730              --
Accrued distribution fees payable ................................           2,978              23,034             876
Accrued expenses and other payables ..............................          39,934             137,087          66,714
                                                                     -------------     ---------------    ------------
Total liabilities ................................................         344,659           8,667,348       1,648,080
                                                                     -------------     ---------------    ------------
Net assets .......................................................      67,114,388       1,210,239,885      33,025,863
                                                                     =============     ===============    ============
NET ASSETS
Paid in capital ..................................................      58,710,609       1,028,859,234      31,593,988
Undistributed (distributions in excess of) investment
 income--net .....................................................          48,227           9,862,544        (161,785)
Unrealized appreciation (depreciation) on:
 Investments and cross currency swap--net ........................       6,288,835          95,367,356       1,574,807
  Foreign currency--net ..........................................              --                  --              --
Accumulated realized gain (loss)--net ............................       2,066,717          76,150,751          18,853
                                                                     -------------     ---------------    ------------
Net assets .......................................................   $  67,114,388     $ 1,210,239,885    $ 33,025,863
                                                                     =============     ===============    ============
INSTITUTIONAL SHARES
Net assets .......................................................   $  52,479,789     $ 1,096,005,903    $ 29,079,406
Shares of capital stock outstanding* .............................       4,551,561          56,804,362       2,105,604
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .........   $       11.53     $         19.29    $      13.81
OPEN SHARES
Net assets .......................................................   $  14,634,599     $   114,233,982    $  3,946,457
Shares of capital stock outstanding* .............................       1,273,283           5,941,887         288,210
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .........   $       11.49     $         19.23    $      13.69


* $0.001 par value, 1,550,000,000 shares authorized for the Portfolios in total.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
58

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


    LAZARD           LAZARD            LAZARD          LAZARD
    GLOBAL        INTERNATIONAL    INTERNATIONAL      EMERGING
    EQUITY           EQUITY          SMALL CAP         MARKETS
   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-------------- ------------------ --------------- ----------------



 $65,145,809    $ 3,084,365,694    $176,681,262    $  368,421,496
   2,484,000        120,075,000       7,846,000        16,189,000
         882          1,488,241             506               283



       6,799         16,282,805       1,957,369         1,050,412

          --          8,838,364       2,557,064         1,618,319
     106,213          9,358,221         543,820         1,571,472
     413,043         94,481,523       1,700,265           269,851
          --                 --              --                --
         271                 --              --                --
 -----------    ---------------    ------------    --------------
  68,157,017      3,334,889,848     191,286,286       389,120,833
 -----------    ---------------    ------------    --------------


     860,016         64,052,363       2,026,114         1,844,174
          --          1,606,314         118,389            66,732
          --                 --              --                --
          --                 --              --                --
          --                 --              --                --
     117,612          1,916,871         113,299           333,029

          --                 --              --                --
       2,730              2,730           2,730             2,730
       1,275             18,470             546             2,054
      51,991            757,586         105,877           145,674
 -----------    ---------------    ------------    --------------
   1,033,624         68,354,334       2,366,955         2,394,393
 -----------    ---------------    ------------    --------------
  67,123,393      3,266,535,514     188,919,331       386,726,440
 ===========    ===============    ============    ==============

  57,897,336      2,622,840,909     177,572,238       431,431,621

     470,030         13,583,540       1,233,493         3,082,408

   7,422,044        562,476,557      10,054,400        13,017,803
      (1,000)          (353,461)        (16,055)          (79,435)
   1,334,983         67,987,969          75,255       (60,725,957)
 -----------    ---------------    ------------    --------------
 $67,123,393    $ 3,266,535,514    $188,919,331    $  386,726,440
 ===========    ===============    ============    ==============

 $60,547,796    $ 3,163,224,741    $186,235,651    $  376,403,052
   4,182,232        197,085,973      15,324,528        42,488,297
 $     14.48    $         16.05    $      12.15    $         8.86

 $ 6,575,597    $   103,310,773    $  2,683,680    $   10,323,388
     454,031          6,450,606         221,614         1,162,974
 $     14.48    $         16.02    $      12.11    $         8.88



                                        LAZARD
        LAZARD          LAZARD      INTERNATIONAL       LAZARD
         BOND         HIGH YIELD     FIXED-INCOME      STRATEGIC
      PORTFOLIO       PORTFOLIO       PORTFOLIO     YIELD PORTFOLIO
   --------------- --------------- --------------- ----------------



    $111,433,218    $  83,376,482   $ 87,199,670    $  338,856,871
      13,134,000        1,293,000        714,000         4,026,000
             741              564            591               269



              --               --             --         1,461,448

       7,134,251        1,882,356      7,194,740         5,948,987
       1,088,759        1,862,412      1,434,833         6,193,826
         319,624               --        732,446           180,526
              --               --        751,094         3,524,616
              --           16,941             --                --
    ------------    -------------   ------------    --------------
     133,110,593       88,431,755     98,027,374       360,192,543
    ------------    -------------   ------------    --------------


      19,424,663          909,586      1,711,787        10,637,782
       1,316,839               --        806,104           456,324
          47,790           10,961          8,953           446,335
              --               --        455,761         1,038,921
              --               --            217             2,369
          76,696          143,028         68,238           283,761

              --               --        180,057                --
           2,730            2,730          2,730             2,730
           2,816              201            857             4,354
          43,022           53,185         60,475           108,158
    ------------    -------------   ------------    --------------
      20,914,556        1,119,691      3,295,179        12,980,734
    ------------    -------------   ------------    --------------
     112,196,037       87,312,064     94,732,195       347,211,809
    ============    =============   ============    ==============

     116,883,708       92,010,606     99,385,816       381,825,817

        (187,200)         (31,191)     1,055,164         1,024,146

      (1,776,875)      (1,708,332)    (3,253,641)      (15,829,917)
              --               --        239,672         2,409,730
      (2,723,596)      (2,959,019)    (2,694,816)      (22,217,967)
    ------------    -------------   ------------    --------------
    $112,196,037    $  87,312,064   $ 94,732,195    $  347,211,809
    ============    =============   ============    ==============

    $ 98,457,066    $  86,245,291   $ 90,376,412    $  328,870,169
      10,332,497        9,269,004      9,204,321        36,562,485
    $       9.53    $        9.30   $       9.82    $         8.99

    $ 13,738,971    $   1,066,773   $  4,355,783    $   18,341,640
       1,441,924          114,586        445,016         2,038,419
    $       9.53    $        9.31   $       9.79    $         9.00



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              59

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                                 LAZARD
                                                          LAZARD            LAZARD             LAZARD            BANTAM
                                                          EQUITY            MID CAP          SMALL CAP            VALUE
                                                        PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                     ---------------   ----------------   ---------------   ----------------
INVESTMENT INCOME
INCOME:
 Interest ........................................     $   371,586       $     27,908       $ 1,460,883       $     80,470
 Dividends .......................................       5,077,974            379,668         6,601,973             59,718
                                                       -----------       ------------       -----------       ------------
Total investment income* .........................       5,449,560            407,576         8,062,856            140,188
                                                       -----------       ------------       -----------       ------------
EXPENSES:
 Management fees .................................       1,970,379            249,701         4,746,816            210,205
 Administration fees .............................          74,859             28,972           135,196             27,921
 Distribution fees (Open Shares) .................         183,414             19,135           120,787              6,404
 Custodian fees ..................................          59,763             27,090           118,262             28,826
 Professional services ...........................          17,701             15,428            23,836              2,762
 Registration fees ...............................          17,334              4,435            15,640             12,438
 Shareholders' services ..........................          33,551             27,159            61,893             27,495
 Directors' fees and expenses ....................           5,389              5,389             5,389              2,659
 Shareholders' reports ...........................           5,505              4,393            11,187              5,236
 Amortization of organizational expenses .........              --              2,395                --                498
 Other ...........................................           9,394              1,804            32,711             26,996
                                                       -----------       ------------       -----------       ------------
Total expenses before fees waived and expenses
 reimbursed ......................................       2,377,289            385,901         5,271,717            351,440
 Management fees waived and expenses
 reimbursed ......................................              --            (13,334)               --            (49,467)
 Expense reductions ..............................          (1,722)                --            (1,857)                --
                                                       -----------       ------------       -----------       ------------
Expenses--net ....................................       2,375,567            372,567         5,269,860            301,973
                                                       -----------       ------------       -----------       ------------
INVESTMENT INCOME (LOSS)--NET ....................       3,073,993             35,009         2,792,996           (161,785)
                                                       -----------       ------------       -----------       ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS, CROSS CURRENCY SWAP
 AND FOREIGN CURRENCY--NET Realized gain (loss) on:
   Investments--net ..............................      22,688,141          1,786,104        84,155,019            (53,774)
   Foreign currency--net .........................              --                 --                --                 --
 Net change in unrealized appreciation (depreciation) on:
   Investments and cross currency
   swap--net .....................................      29,579,266          4,451,650         5,508,223          6,715,991
   Foreign currency--net .........................              --                 --                --                 --
                                                       -----------       ------------       -----------       ------------
Realized and unrealized gain (loss) on
 investments, cross currency swap and foreign
 currency--net ...................................      52,267,407          6,237,754        89,663,242          6,662,217
                                                       -----------       ------------       -----------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS .................................     $55,341,400       $  6,272,763       $92,456,238       $  6,500,432
                                                       ===========       ============       ===========       ============
*Net of foreign withholding taxes of: ............     $   124,307       $         --       $        48       $         --
                                                       ===========       ============       ===========       ============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
60

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


    LAZARD          LAZARD           LAZARD          LAZARD
    GLOBAL      INTERNATIONAL    INTERNATIONAL      EMERGING
    EQUITY          EQUITY         SMALL CAP         MARKETS
  PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
------------- ----------------- --------------- ----------------


 $   69,409     $   1,840,095     $   155,521    $     350,178
    666,526        44,943,603       2,018,702        4,538,446
 ----------     -------------     -----------    -------------
    735,935        46,783,698       2,174,223        4,888,624
 ----------     -------------     -----------    -------------

    176,932        11,137,711         665,063        1,637,550
     27,033           220,408          40,050           55,066
      6,884            88,859           3,408           11,215
     42,035         1,409,012         137,719          236,319
     15,131            30,701          16,092           16,397
     17,677            52,597           9,908           10,995
     22,761            49,675          28,114           31,138
      5,389             5,389           5,389            5,389
        731            11,988           4,434            4,623
         90                --              --               --
        703            54,443           4,431           28,037
 ----------     -------------     -----------    -------------

    315,366        13,060,783         914,608        2,036,729

    (59,320)               --          (9,237)          (6,892)
        (80)           (1,736)            (63)          (3,606)
 ----------     -------------     -----------    -------------
    255,966        13,059,047         905,308        2,026,231
 ----------     -------------     -----------    -------------
    479,969        33,724,651       1,268,915        2,862,393
 ----------     -------------     -----------    -------------




  1,354,060        60,798,495        (734,886)      (6,792,158)
     (3,863)       (3,060,656)       (171,060)        (226,542)



  4,467,673        71,208,205      11,372,068       90,006,550
     (1,551)         (578,581)        (17,244)         (78,354)
 ----------     -------------     -----------    -------------


  5,816,319       128,367,463      10,448,878       82,909,496
 ----------     -------------     -----------    -------------

 $6,296,288     $ 162,092,114     $11,717,793    $  85,771,889
 ==========     =============     ===========    =============
 $   59,443     $   5,945,817     $   283,372    $     397,033
 ==========     =============     ===========    =============



                      LAZARD           LAZARD           LAZARD
      LAZARD           HIGH        INTERNATIONAL      STRATEGIC
       BOND            YIELD        FIXED-INCOME        YIELD
    PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
---------------- ---------------- --------------- -----------------


  $  3,637,693    $    3,458,492   $   2,601,587   $    14,042,249
            --           164,117              --           500,069
  ------------    --------------   -------------   ---------------
     3,637,693         3,622,609       2,601,587        14,542,318
  ------------    --------------   -------------   ---------------

       285,169           262,863         423,356         1,408,636
        33,722            29,325          33,605            59,879
        17,831             1,259           5,720            27,029
        52,917            33,551          86,456           149,008
        15,670            15,421          15,710            17,578
         7,977            21,818           6,208            11,415
        24,563            22,546          27,708            29,117
         5,389             5,389           5,389             5,389
         1,794               338           4,271             4,030
            --             2,505              --                --
         2,752             1,176           2,990             9,872
  ------------    --------------   -------------   ---------------

       447,784           396,191         611,413         1,721,953

        (1,365)          (19,835)         (9,773)               --
            --            (6,837)             --                --
  ------------    --------------   -------------   ---------------
       446,419           369,519         601,640         1,721,953
  ------------    --------------   -------------   ---------------
     3,191,274         3,253,090       1,999,947        12,820,365
  ------------    --------------   -------------   ---------------




    (2,531,283)         (729,321)     (1,864,024)      (11,611,702)
            --                --      (1,220,404)       10,594,953



    (1,697,813)         (562,671)     (7,635,089)       (1,715,612)
            --                --        (413,063)        2,163,898
  ------------    --------------   -------------   ---------------


    (4,229,096)       (1,291,992)    (11,132,580)         (568,463)
  ------------    --------------   -------------   ---------------

  $ (1,037,822)   $    1,961,098   $  (9,132,633)  $    12,251,902
  ============    ==============   =============   ===============
  $         --    $           --   $          --   $         8,994
  ============    ==============   =============   ===============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              61

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                                                  LAZARD EQUITY
                                                                                                    PORTFOLIO
                                                                                      --------------------------------------
                                                                                       SIX MONTHS ENDED        YEAR ENDED
                                                                                         JUNE 30, 1999        DECEMBER 31,
                                                                                          (UNAUDITED)             1998
                                                                                      ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income (loss)--net ....................................................     $   3,073,993       $  5,367,744
 Realized gain (loss) on investments and foreign currency--net ....................        22,688,141         36,224,831
 Change in unrealized appreciation (depreciation)--net ............................        29,579,266         24,446,325
                                                                                        -------------       ------------
Net increase (decrease) in net assets resulting from operations ...................        55,341,400         66,038,900
                                                                                        -------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net
  Institutional Shares ............................................................                --         (4,333,091)
 Open Shares ......................................................................                --           (934,432)
 From realized gains--net
  Institutional Shares ............................................................                --        (21,315,461)
 Open Shares ......................................................................                --         (6,695,483)
 In excess of investment income--net
  Institutional Shares ............................................................                --                 --
 Open Shares ......................................................................                --                 --
 In excess of realized gains--net
  Institutional Shares ............................................................                --                 --
 Open Shares ......................................................................                --                 --
                                                                                        -------------       ------------
Net decrease in net assets resulting from distributions ...........................                --        (33,278,467)
                                                                                        -------------       ------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales
  Institutional Shares ............................................................        70,478,901         87,372,723
 Open Shares ......................................................................        60,514,231        120,385,150
 Net proceeds from reinvestment of distributions
  Institutional Shares ............................................................                --         24,696,654
 Open Shares ......................................................................                --          7,533,249
 Cost of shares redeemed
  Institutional Shares ............................................................       (76,097,836)       111,996,715)
 Open Shares ......................................................................       (30,613,147)       (38,387,846)
                                                                                        -------------       ------------
Net increase (decrease) in net assets from capital stock transactions .............        24,282,149         89,603,215
                                                                                        -------------       ------------
Total increase (decrease) in net assets ...........................................        79,623,549        122,363,648
Net assets at beginning of period .................................................       478,749,820        356,386,172
                                                                                        -------------       ------------
Net assets at end of period* ......................................................     $ 558,373,369       $478,749,820
                                                                                        =============       ============
SHARES ISSUED AND REPURCHASED:
INSTITUTIONAL SHARES:
 Shares outstanding at beginning of period ........................................        16,605,093         16,695,862
                                                                                        -------------       ------------
 Shares sold ......................................................................         3,126,321          4,095,584
 Shares issued to shareholders from reinvestment of distributions .................                --          1,165,225
 Shares repurchased ...............................................................        (3,344,202)        (5,351,578)
                                                                                        -------------       ------------
 Net increase (decrease) ..........................................................          (217,881)           (90,769)
                                                                                        -------------       ------------
 Shares outstanding at end of period ..............................................        16,387,212         16,605,093
                                                                                        =============       ============
OPEN SHARES:
 Shares outstanding at beginning of period ........................................         5,406,563          1,141,207
                                                                                        -------------       ------------
 Shares sold ......................................................................         2,693,094          5,735,707
 Shares issued to shareholders from reinvestment of distributions .................                --            355,884
 Shares repurchased ...............................................................        (1,325,418)        (1,826,235)
                                                                                        -------------       ------------
 Net increase (decrease) ..........................................................         1,367,676          4,265,356
                                                                                        -------------       ------------
 Shares outstanding at end of period ..............................................         6,774,239          5,406,563
                                                                                        =============       ============
 * Includes undistributed (distributions in excess of) investment income--net .....     $   3,193,706       $    119,713
                                                                                        =============       ============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
62

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


            LAZARD MID CAP                          LAZARD SMALL CAP                         LAZARD BANTAM VALUE
              PORTFOLIO                                 PORTFOLIO                                 PORTFOLIO
--------------------------------------   ---------------------------------------   ---------------------------------------
 SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED        YEAR ENDED
   JUNE 30, 1999        DECEMBER 31,        JUNE 30, 1999        DECEMBER 31,         JUNE 30, 1999        DECEMBER 31,
    (UNAUDITED)             1998             (UNAUDITED)             1998              (UNAUDITED)             1998
------------------   -----------------   ------------------   ------------------   ------------------   ------------------
$     35,009        $    277,277        $    2,792,996         $    7,081,785        $   (161,785)       $   (331,086)
   1,786,104           1,047,283            84,155,019             (8,015,535)            (53,774)             72,685
   4,451,650             551,315             5,508,223           (200,026,407)          6,715,991         (12,144,931)
------------        ------------        --------------         --------------        ------------        ------------
   6,272,763           1,875,875            92,456,238           (200,960,157)          6,500,432         (12,403,332)
------------        ------------        --------------         --------------        ------------        ------------


          --            (238,083)                   --               (682,951)                 --                  --
          --             (51,279)                   --                     --                  --                  --

          --            (593,806)                   --             (7,744,125)                 --            (805,472)
          --            (171,721)                   --               (533,570)                 --             (91,260)

          --             (18,334)                   --                     --                  --                  --
          --              (3,181)                   --                     --                  --                  --

          --                  --                    --                     --                  --                  --
          --                  --                    --                     --                  --                  --
------------        ------------        --------------         --------------        ------------        ------------
          --          (1,076,404)                   --             (8,960,646)                 --            (896,732)
------------        ------------        --------------         --------------        ------------        ------------


   2,596,082          20,622,564           263,225,033            726,841,164             859,596          15,742,416
   2,496,732          20,111,962            47,777,868            131,639,336             224,257           6,621,216

          --             781,532                    --             10,219,065                  --             802,893
          --             211,355                    --                521,384                  --              74,738

 (10,630,741)        (16,067,323)         (660,285,705)          (577,391,571)        (37,528,113)        (15,048,400)
  (5,696,527)         (5,968,971)          (37,983,818)           (68,030,676)         (3,824,551)         (6,418,518)
------------        ------------        --------------         --------------        ------------        ------------
 (11,234,454)         19,691,119          (387,266,622)           223,798,702         (40,268,811)          1,774,345
------------        ------------        --------------         --------------        ------------        ------------
  (4,961,691)         20,490,590          (294,810,384)            13,877,899         (33,768,379)        (11,525,719)
  72,076,079          51,585,489         1,505,050,269          1,491,172,370          66,794,242          78,319,961
------------        ------------        --------------         --------------        ------------        ------------
$ 67,114,388        $ 72,076,079        $1,210,239,885         $1,505,050,269        $ 33,025,863        $ 66,794,242
============        ============        ==============         ==============        ============        ============

   5,327,538           4,851,388            81,187,480             72,186,366           4,899,918           4,887,256
------------        ------------        --------------         --------------        ------------        ------------
     244,386           1,986,263            15,205,278             39,866,121              68,554           1,165,000
          --              79,580                    --                544,378                  --              64,129
  (1,020,363)         (1,589,693)          (39,588,396)           (31,409,385)         (2,862,868)         (1,216,467)
------------        ------------        --------------         --------------        ------------        ------------
    (775,977)            476,150           (24,383,118)             9,001,114          (2,794,314)             12,662
------------        ------------        --------------         --------------        ------------        ------------
   4,551,561           5,327,538            56,804,362             81,187,480           2,105,604           4,899,918
============        ============        ==============         ==============        ============        ============

   1,564,634             176,048             5,391,454              2,302,364             582,897             585,520
------------        ------------        --------------         --------------        ------------        ------------
     236,212           1,988,746             2,764,415              6,772,629              18,464             484,655
          --              21,545                    --                 28,259                  --               6,106
    (527,563)           (621,705)           (2,213,982)            (3,711,798)           (313,151)           (493,384)
------------        ------------        --------------         --------------        ------------        ------------
    (291,351)          1,388,586               550,433              3,089,090            (294,687)             (2,623)
------------        ------------        --------------         --------------        ------------        ------------
   1,273,283           1,564,634             5,941,887              5,391,454             288,210             582,897
============        ============        ==============         ==============        ============        ============
$     48,227        $     13,218        $    9,862,544         $    7,069,548        $   (161,785)       $         --
============        ============        ==============         ==============      ============          ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              63

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


--------------------------------------------------------------------------------


                                                                                            LAZARD GLOBAL EQUITY
                                                                                                 PORTFOLIO
                                                                                    ------------------------------------
                                                                                     SIX MONTHS ENDED       YEAR ENDED
                                                                                       JUNE 30, 1999       DECEMBER 31,
                                                                                        (UNAUDITED)            1998
                                                                                    ------------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income (loss)--net ..................................................     $     479,969      $   160,566
 Realized gain (loss) on investments and foreign currency--net ..................         1,350,197          862,558
 Change in unrealized appreciation (depreciation)--net ..........................         4,466,122        1,695,809
                                                                                      -------------      -----------
Net increase (decrease) in net assets resulting from operations .................         6,296,288        2,718,933
                                                                                      -------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net
  Institutional Shares ..........................................................                --         (109,536)
  Open Shares ...................................................................                --          (14,500)
 From realized gains--net
  Institutional Shares ..........................................................                --         (821,122)
  Open Shares ...................................................................                --         (225,207)
 In excess of investment income--net
  Institutional Shares ..........................................................                --               --
  Open Shares ...................................................................                --               --
 In excess of realized gains--net
  Institutional Shares ..........................................................                --          (10,308)
  Open Shares ...................................................................                --           (3,101)
                                                                                      -------------      -----------
Net decrease in net assets resulting from distributions .........................                --       (1,183,774)
                                                                                      -------------      -----------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales
  Institutional Shares ..........................................................       250,547,403        6,063,563
  Open Shares ...................................................................         1,311,137        3,126,095
 Net proceeds from reinvestment of distributions
  Institutional Shares ..........................................................                --          933,169
  Open Shares ...................................................................                --          204,554
 Cost of shares redeemed
  Institutional Shares ..........................................................      (213,459,334)      (1,037,949)
  Open Shares ...................................................................          (106,397)        (939,052)
                                                                                      -------------      -----------
Net increase (decrease) in net assets from capital stock transactions ...........        38,292,809        8,350,380
                                                                                      -------------      -----------
Total increase (decrease) in net assets .........................................        44,589,097        9,885,539
Net assets at beginning of period ...............................................        22,534,296       12,648,757
                                                                                      -------------      -----------
Net assets at end of period* ....................................................     $  67,123,393      $22,534,296
                                                                                      =============      ===========
SHARES ISSUED AND REPURCHASED:
INSTITUTIONAL SHARES:
 Shares outstanding at beginning of period ......................................         1,347,859          870,086
                                                                                      -------------      -----------
 Shares sold ....................................................................        18,190,929          487,546
 Shares issued to shareholders from reinvestment of distributions ...............                --           72,432
 Shares repurchased .............................................................       (15,356,556)         (82,205)
                                                                                      -------------      -----------
 Net increase (decrease) ........................................................         2,834,373          477,773
                                                                                      -------------      -----------
 Shares outstanding at end of period ............................................         4,182,232        1,347,859
                                                                                      =============      ===========
OPEN SHARES:
 Shares outstanding at beginning of period ......................................           366,528          192,168
                                                                                      -------------      -----------
 Shares sold ....................................................................            95,513          233,011
 Shares issued to shareholders from reinvestment of distributions ...............                --           15,814
 Shares repurchased .............................................................            (8,010)         (74,465)
                                                                                      -------------      -----------
 Net increase (decrease) ........................................................            87,503          174,360
                                                                                      -------------      -----------
 Shares outstanding at end of period ............................................           454,031          366,528
                                                                                      =============      ===========
* Includes undistributed (distributions in excess of) investment Income--net          $     470,030      $    (9,939)
                                                                                      =============      ===========



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
64

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


       LAZARD INTERNATIONAL EQUITY              LAZARD INTERNATIONAL SMALL CAP               LAZARD EMERGING MARKETS
                PORTFOLIO                                  PORTFOLIO                                PORTFOLIO
------------------------------------------   -------------------------------------   ---------------------------------------
  SIX MONTHS ENDED         YEAR ENDED         SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED
   JUNE 30, 1999          DECEMBER 31,          JUNE 30, 1999       DECEMBER 31,        JUNE 30, 1999        DECEMBER 31,
    (UNAUDITED)               1998               (UNAUDITED)            1998             (UNAUDITED)             1998
-------------------   --------------------   ------------------   ----------------   ------------------   ------------------


$   33,724,651       $   35,324,118         $   1,268,915         $   1,368,388        $  2,862,393        $  5,108,200
    57,737,839          136,266,402              (905,946)           12,681,814          (7,018,700)        (48,799,388)
    70,629,624          178,170,268            11,354,824            (4,953,609)         89,928,196         (28,009,620)
--------------       --------------         -------------         -------------        ------------        ------------
   162,092,114          349,760,788            11,717,793             9,096,593          85,771,889         (71,700,808)
--------------       --------------         -------------         -------------        ------------        ------------


            --          (25,534,748)                   --              (752,862)                 --          (4,058,419)
            --             (250,536)                   --                (5,976)                 --            (121,120)

            --         (144,495,716)                   --           (15,715,143)                 --                  --
            --           (2,219,617)                   --              (221,751)                 --                  --

            --                   --                    --                    --                  --                  --
            --                   --                    --                    --                  --                  --

            --                   --                    --                    --                  --                  --
            --                   --                    --                    --                  --                  --
--------------       --------------         -------------         -------------        ------------        ------------
            --         (172,500,617)                   --           (16,695,732)                 --          (4,179,539)
--------------       --------------         -------------         -------------        ------------        ------------


   818,294,714        1,265,219,569            30,302,463           105,522,613          89,875,388         223,793,607
   133,066,796          140,707,664             1,011,158             7,946,853          12,541,739          42,143,524

            --          168,928,556                    --            15,939,095                  --           6,418,310
            --            2,243,315                    --               221,922                  --              39,672

  (691,983,755)        (829,574,309)          (33,401,395)          (77,988,431)        (94,919,806)        (95,979,356)
   (81,526,791)        (108,710,913)           (1,136,019)           (7,184,846)        (12,766,668)        (38,420,599)
--------------       --------------         -------------         -------------        ------------        ------------
   177,850,964          638,813,882            (3,223,793)           44,457,206          (5,269,347)        137,995,158
--------------       --------------         -------------         -------------        ------------        ------------
   339,943,078          816,074,053             8,494,000            36,858,067          80,502,542          62,114,811
 2,926,592,436        2,110,518,383           180,425,331           143,567,264         306,223,898         244,109,087
--------------       --------------         -------------         -------------        ------------        ------------
$3,266,535,514       $2,926,592,436         $ 188,919,331         $ 180,425,331        $386,726,440        $306,223,898
==============       ==============         =============         =============        ============        ============


   189,079,168          150,349,803            15,590,528            12,122,940          42,950,229          25,697,597
--------------       --------------         -------------         -------------        ------------        ------------
    52,731,046           81,842,532             2,652,174             7,901,725          12,740,446          28,909,650
            --           11,354,528                    --             1,379,036                  --             845,770
   (44,724,241)         (54,467,695)           (2,918,174)           (5,813,173)        (13,202,378)        (12,502,788)
--------------       --------------         -------------         -------------        ------------        ------------
     8,006,805           38,729,365              (266,000)            3,467,588            (461,932)         17,252,632
--------------       --------------         -------------         -------------        ------------        ------------
   197,085,973          189,079,168            15,324,528            15,590,528          42,488,297          42,950,229
==============       ==============         =============         =============        ============        ============

     3,106,682              773,878               232,449               160,229           1,176,048             844,049
--------------       --------------         -------------         -------------        ------------        ------------
     8,600,660            9,132,813                90,147               571,256           1,843,998           5,261,508
            --              150,724                    --                19,069                  --               7,814
    (5,256,736)          (6,950,733)             (100,982)             (518,105)         (1,857,072)         (4,937,323)
--------------       --------------         -------------         -------------        ------------        ------------
     3,343,924            2,332,804               (10,835)               72,220             (13,074)            331,999
--------------       --------------         -------------         -------------        ------------        ------------
     6,450,606            3,106,682               221,614               232,449           1,162,974           1,176,048
==============       ==============         =============         =============        ============        ============
$   13,583,540       $  (20,141,111)        $   1,233,493         $     (35,422)       $  3,082,408        $    220,015
==============       ==============         =============         =============        ============        ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              65

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


--------------------------------------------------------------------------------


                                                                                           LAZARD BOND
                                                                                            PORTFOLIO
                                                                              --------------------------------------
                                                                               SIX MONTHS ENDED        YEAR ENDED
                                                                                 JUNE 30, 1999        DECEMBER 31,
                                                                                  (UNAUDITED)             1998
                                                                              ------------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Investment income (loss)--net .............................................     $  3,191,274       $  5,668,900
 Realized gain (loss) on investments and foreign currency--net ............       (2,531,283)         1,363,055
 Change in unrealized appreciation (depreciation)--net ....................       (1,697,813)        (1,212,836)
                                                                                ------------       ------------
Net increase (decrease) in net assets resulting from operations ...........       (1,037,822)         5,819,119
                                                                                ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net
  Institutional Shares ....................................................       (2,821,955)        (5,116,501)
  Open Shares .............................................................         (376,064)          (589,199)
 From realized gains--net
  Institutional Shares ....................................................               --         (1,325,439)
  Open Shares .............................................................               --           (200,980)
 In excess of investment income--net
  Institutional Shares ....................................................               --                (70)
  Open Shares .............................................................               --                 (9)
 In excess of realized gains--net
  Institutional Shares ....................................................               --           (150,643)
  Open Shares .............................................................               --            (18,525)
 From capital--net
  Institutional Shares ....................................................               --                 --
  Open Shares .............................................................               --                 --
                                                                                ------------       ------------
Net decrease in net assets resulting from distributions ...................       (3,198,019)        (7,401,366)
                                                                                ------------       ------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales
  Institutional Shares ....................................................      141,180,892         30,642,538
  Open Shares .............................................................        4,002,274         10,295,197
 Net proceeds from reinvestment of distributions
  Institutional Shares ....................................................        2,502,699          6,003,999
  Open Shares .............................................................          329,659            714,757
 Cost of shares redeemed
  Institutional Shares ....................................................      141,907,473)       (27,312,623)
  Open Shares .............................................................       (5,299,276)        (2,849,142)
                                                                                ------------       ------------
Net increase (decrease) in net assets from capital stock transactions .....          808,775         17,494,726
                                                                                ------------       ------------
Total increase (decrease) in net assets ...................................       (3,427,066)        15,912,479
Net assets at beginning of period .........................................      115,623,103         99,710,624
                                                                                ------------       ------------
Net assets at end of period* ..............................................     $112,196,037       $115,623,103
                                                                                ============       ============
SHARES ISSUED AND REPURCHASED:
INSTITUTIONAL SHARES:
Shares outstanding at beginning of period                                         10,154,742          9,217,915
                                                                                ------------       ------------
 Shares sold ..............................................................       14,569,805          3,060,161
 Shares issued to shareholders from reinvestment of distributions .........          258,024            599,942
 Shares repurchased .......................................................      (14,650,074)        (2,723,276)
                                                                                ------------       ------------
 Net increase (decrease) ..................................................          177,755            936,827
                                                                                ------------       ------------
 Shares outstanding at end of period ......................................       10,332,497         10,154,742
                                                                                ============       ============
OPEN SHARES:
 Shares outstanding at beginning of period ................................        1,540,500            726,613
                                                                                ------------       ------------
 Shares sold ..............................................................          410,234          1,025,899
 Shares issued to shareholders from reinvestment of distributions .........           33,984             71,508
 Shares repurchased .......................................................         (542,794)          (283,520)
                                                                                ------------       ------------
 Net increase (decrease) ..................................................          (98,576)           813,887
                                                                                ------------       ------------
 Shares outstanding at end of period ......................................        1,441,924          1,540,500
                                                                                ============       ============
*Includes undistributed (distributions in excess of) investment
 Income--net ..............................................................     $   (187,200)      $   (180,445)
                                                                                ============       ============
**Commenced operations on January 2, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
66

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


                                           LAZARD INTERNATIONAL FIXED-INCOME             LAZARD STRATEGIC YIELD
     LAZARD HIGH YIELD PORTFOLIO                       PORTFOLIO                                PORTFOLIO
--------------------------------------   -------------------------------------   ---------------------------------------
 SIX MONTHS ENDED       PERIOD ENDED      SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED
   JUNE 30, 1999        DECEMBER 31,        JUNE 30, 1999       DECEMBER 31,        JUNE 30, 1999        DECEMBER 31,
    (UNAUDITED)            1998**            (UNAUDITED)            1998             (UNAUDITED)             1998
------------------   -----------------   ------------------   ----------------   ------------------   ------------------

  $ 3,253,090         $ 2,666,797         $  1,999,947         $  4,875,222      $  12,820,365       $ 31,621,200
     (729,321)         (2,212,117)          (3,084,428)            (139,509)        (1,016,749)       (30,022,479)
     (562,671)         (1,145,661)          (8,048,152)           9,605,472            448,286         (3,041,073)
  -----------         -----------         ------------         ------------      -------------       ------------
    1,961,098            (690,981)          (9,132,633)          14,341,185         12,251,902         (1,442,352)
  -----------         -----------         ------------         ------------      -------------       ------------


   (3,217,364)         (2,646,121)            (635,111)          (1,954,550)       (12,133,476)       (19,465,202)
      (45,454)            (20,676)             (27,283)             (62,023)          (709,336)          (791,250)

           --                  --                   --                   --                 --                 --
           --                  --                   --                   --                 --                 --

           --             (78,525)                  --                   --                 --           (794,218)
           --                (705)                  --                   --                 --            (35,597)

           --                  --                   --                   --                 --                 --
           --                  --                   --                   --                 --                 --

           --                  --                   --                   --                 --        (13,228,346)
           --                  --                   --                   --                 --           (592,897)
  -----------         -----------         ------------         ------------      -------------       ------------
   (3,262,818)         (2,746,027)            (662,394)          (2,016,573)       (12,842,812)       (34,907,510)
  -----------         -----------         ------------         ------------      -------------       ------------


   45,012,187          52,193,575           17,534,979           30,541,436        150,181,204        476,144,319
       89,000             984,032              447,909            2,380,537         95,771,378        154,324,729

    3,161,681           2,664,900              596,489            2,276,718          8,596,424         21,895,133
       42,534              21,381               25,537               72,083            572,933          1,174,776

   (2,575,181)         (9,518,672)         (33,860,476)         (39,431,530)      (227,011,988)       465,223,430)
           --             (24,645)            (467,990)            (870,320)      (100,366,593)       146,658,525)
  -----------         -----------         ------------         ------------      -------------       ------------
   45,730,221          46,320,571          (15,723,552)          (5,031,076)       (72,256,642)        41,657,002
  -----------         -----------         ------------         ------------      -------------       ------------
   44,428,501          42,883,563          (25,518,579)           7,293,536        (72,847,552)         5,307,140
   42,883,563                  --          120,250,774          112,957,238        420,059,361        414,752,221
  -----------         -----------         ------------         ------------      -------------       ------------
  $87,312,064         $42,883,563         $ 94,732,195         $120,250,774      $ 347,211,809       $420,059,361
  ===========         ===========         ============         ============      =============       ============


    4,453,235                  --           10,782,322           11,439,832         44,107,303         41,370,616
  -----------         -----------         ------------         ------------      -------------       ------------
    4,752,765           5,125,438            1,705,067            3,069,726         16,606,254         50,232,451
      335,124             270,082               58,454              232,609            951,408          2,318,882
     (272,120)           (942,285)          (3,341,522)          (3,959,845)       (25,102,480)       (49,814,646)
  -----------         -----------         ------------         ------------      -------------       ------------
    4,815,769           4,453,235           (1,578,001)            (657,510)        (7,544,818)         2,736,687
  -----------         -----------         ------------         ------------      -------------       ------------
    9,269,004           4,453,235            9,204,321           10,782,322         36,562,485         44,107,303
  ===========         ===========         ============         ============      =============       ============

      100,729                  --              444,293              287,789          2,489,504          1,584,672
  -----------         -----------         ------------         ------------      -------------       ------------
       10,116             101,097               43,464              239,066         10,605,670         16,328,778
        3,741               1,997                2,513                7,344             63,365            124,369
           --              (2,365)             (45,254)             (89,906)       (11,120,120)       (15,548,315)
  -----------         -----------         ------------         ------------      -------------       ------------
       13,857             100,729                  723              156,504           (451,085)           904,832
  -----------         -----------         ------------         ------------      -------------       ------------
      114,586             100,729              445,016              444,293          2,038,419          2,489,504
  ===========         ===========         ============         ============      =============       ============

  $   (31,191)        $   (21,463)        $  1,055,164         $   (282,389)     $   1,024,146       $  1,046,593
  ===========         ===========         ============         ============      =============       ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO

                                                                                    YEAR ENDED
                                                          ---------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED
                                               6/30/99+     12/31/98     12/31/97     12/31/96     12/31/95     12/31/94
INSTITUTIONAL SHARES                        ------------- ------------ ------------ ------------ ------------ -----------
Net asset value, beginning of period ......    $ 21.75      $ 19.98      $ 19.24      $ 17.41      $ 13.75      $ 13.89
                                               -------      -------      -------      -------      -------      -------
Income (loss) from investment operations:
 Net investment income ....................       0.14         0.28         0.22         0.33         0.23         0.14
 Net realized and unrealized gain
 (loss) ...................................       2.23         3.10         4.54         3.06         4.93         0.44
                                               -------      -------      -------      -------      -------      -------
 Total from investment operations .........       2.37         3.38         4.76         3.39         5.16         0.58
                                               -------      -------      -------      -------      -------      -------
Less distributions from and in excess of:
 Net investment income ....................         --        (0.26)       (0.22)       (0.33)       (0.18)       (0.15)
 Net realized gain ........................         --        (1.35)       (3.80)       (1.23)       (1.32)       (0.57)
                                               -------      -------      -------      -------      -------      -------
 Total distributions ......................         --        (1.61)       (4.02)       (1.56)       (1.50)       (0.72)
                                               -------      -------      -------      -------      -------      -------
Net asset value, end of period ............    $ 24.12      $ 21.75      $ 19.98      $ 19.24      $ 17.41      $ 13.75
                                               =======      =======      =======      =======      =======      =======
TOTAL RETURN (A) ..........................       10.9%        17.3%        25.1%        19.9%        37.7%         4.2%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................   $395,220     $361,126     $333,575     $278,605     $163,787      $89,105
Ratios to average net assets:
 Net expenses (b) .........................       0.83%        0.85%        0.86%        0.89%        0.92%        1.05%
 Gross expenses (b) .......................       0.83%        0.85%        0.87%        0.89%        0.92%        1.05%
 Net investment income (b) ................       1.24%        1.28%        1.00%        1.87%        1.45%        1.15%
Portfolio turnover rate ...................         21%          76%          78%          66%          81%          67%

                                               SIX MONTHS        YEAR        FOR THE PERIOD
                                                  ENDED          ENDED         2/5/97* TO
                                                6/30/99+       12/31/98         12/31/97
OPEN SHARES                                   ------------   ------------   ---------------
Net asset value, beginning of period ......     $ 21.76        $ 19.99          $ 20.19
                                                -------        -------          -------
Income (loss) from investment operations:
 Net investment income ....................        0.11           0.20             0.13
 Net realized and unrealized gain
 (loss) ...................................        2.21           3.12             3.62
                                                -------        -------          -------
 Total from investment operations .........        2.32           3.32             3.75
                                                -------        -------          -------
Less distributions from and in excess of:
 Net investment income ....................          --          (0.20)           (0.15)
 Net realized gain ........................          --          (1.35)           (3.80)
                                                -------        -------          -------
 Total distributions ......................          --          (1.55)           (3.95)
                                                -------        -------          -------
Net asset value, end of period ............     $ 24.08        $ 21.76          $ 19.99
                                                =======        =======          =======
TOTAL RETURN (A) ..........................        10.7%          17.0%            18.9%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................    $163,154       $117,624          $22,811
Ratios to average net assets:
 Net expenses (b) .........................        1.09%          1.12%            1.22%
 Gross expenses (b) .......................        1.09%          1.12%            1.35%
 Net investment income (b) ................        0.99%          0.96%            0.60%
SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
68
--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
LAZARD MID CAP PORTFOLIO

                                            SIX MONTHS        YEAR        FOR THE PERIOD
                                               ENDED          ENDED        11/4/97* TO
                                             6/30/99+       12/31/98         12/31/97
INSTITUTIONAL SHARES                       ------------   ------------   ---------------
Net asset value, beginning of period ...     $ 10.46        $ 10.26          $ 10.00
                                             -------        -------          -------
Income (loss) from investment operations:
 Net investment income .................        0.01           0.05             0.02
 Net realized and unrealized gain
 (loss) ................................        1.06           0.31             0.26
                                             -------        -------          -------
 Total from investment operations ......        1.07           0.36             0.28
                                             -------        -------          -------
Less distributions from and in excess of:
 Net investment income .................          --          (0.05)           (0.02)
 Net realized gain .....................          --          (0.11)              --
                                             -------        -------          -------
 Total distributions ...................          --          (0.16)           (0.02)
                                             -------        -------          -------
Net asset value, end of period .........     $ 11.53        $ 10.46          $ 10.26
                                             =======        =======          =======
TOTAL RETURN (A) .......................        10.2%           3.7%             2.8%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ............................     $52,480        $55,731          $49,779
Ratios to average net assets:
 Net expenses (b) ......................        1.05%          1.05%            1.05%
 Gross expenses (b) ....................        1.08%          1.23%            1.44%
 Net investment income (b) .............        0.17%          0.48%            1.02%
Portfolio turnover rate ................          57%            86%               1%

                                            SIX MONTHS        YEAR        FOR THE PERIOD
                                               ENDED          ENDED        11/4/97* TO
                                             6/30/99+       12/31/98         12/31/97
OPEN SHARES                                ------------   ------------   ---------------
Net asset value, beginning of period ...     $ 10.45        $ 10.26          $ 10.00
                                             -------        -------          -------
Income (loss) from investment operations:
 Net investment income .................       (0.01)          0.02             0.01
 Net realized and unrealized gain
 (loss) ................................        1.05           0.32             0.26
                                             -------        -------          -------
 Total from investment operations ......        1.04           0.34             0.27
                                             -------        -------          -------
Less distributions from and in excess of:
 Net investment income .................          --         ( 0.04)           (0.01)
 Net realized gain .....................          --         ( 0.11)              --
                                             -------        -------          -------
 Total distributions ...................          --         ( 0.15)           (0.01)
                                             -------        -------          -------
Net asset value, end of period .........     $ 11.49        $ 10.45          $ 10.26
                                             =======        =======          =======
TOTAL RETURN (A) .......................        10.0%           3.4%             2.7%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ............................     $14,635        $16,345          $ 1,806
Ratios to average net assets:
 Net expenses (b) ......................        1.35%          1.35%            1.35%
 Gross expenses (b) ....................        1.43%          1.66%            4.97%
 Net investment income (b) .............       (0.12%)         0.29%            0.72%
SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
                                               SIX MONTHS
                                                 ENDED
                                                6/30/99+
INSTITUTIONAL SHARES                        ---------------
Net asset value, beginning of period ......    $   17.39
                                               ---------
Income (loss) from investment operations:
 Net investment income ....................         0.08
 Net realized and unrealized gain
 (loss) ...................................         1.82
                                               ---------
 Total from investment operations .........         1.90
                                               ---------
Less distributions from and in excess of:
 Net investment income ....................           --
 Net realized gain ........................           --
                                               ---------
 Total distributions ......................           --
                                               ---------
Net asset value, end of period ............    $   19.29
                                               =========
TOTAL RETURN (A) ..........................         11.0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................   $1,096,006
Ratios to average net assets:
 Net expenses (b) .........................         0.81%
 Gross expenses (b) .......................         0.81%
 Net investment income (b) ................         0.46%
Portfolio turnover rate ...................           16%

                                                                          YEAR ENDED
                                            -----------------------------------------------------------------------
                                                12/31/98        12/31/97      12/31/96     12/31/95      12/31/94
INSTITUTIONAL SHARES                        --------------- --------------- ------------ ------------ -------------
Net asset value, beginning of period ......    $   20.02       $   18.44      $ 15.95      $ 14.35       $ 15.26
                                               ---------       ---------      -------      -------       -------
Income (loss) from investment operations:
 Net investment income ....................         0.08            0.07         0.11         0.13          0.07
 Net realized and unrealized gain
 (loss) ...................................        (2.60)           4.92         3.68         2.95          0.22
                                               ---------       ---------      -------      -------       -------
 Total from investment operations .........        (2.52)           4.99         3.79         3.08          0.29
                                               ---------       ---------      -------      -------       -------
Less distributions from and in excess of:
 Net investment income ....................        (0.01)          (0.06)       (0.11)       (0.16)        (0.04)
 Net realized gain ........................        (0.10)          (3.35)       (1.19)       (1.32)        (1.16)
                                               ---------       ---------      -------      -------       -------
 Total distributions ......................        (0.11)          (3.41)       (1.30)       (1.48)        (1.20)
                                               ---------       ---------      -------      -------       -------
Net asset value, end of period ............    $   17.39       $   20.02      $ 18.44      $ 15.95       $ 14.35
                                               =========       =========      =======      =======       =======
TOTAL RETURN (A) ..........................        (12.6%)          28.1%        23.9%        21.5%          2.0%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................   $1,411,503      $1,445,075     $981,405     $646,371      $429,673
Ratios to average net assets:
 Net expenses (b) .........................         0.81%           0.82%        0.84%        0.84%         0.85%
 Gross expenses (b) .......................         0.81%           0.82%        0.84%        0.84%         0.85%
 Net investment income (b) ................         0.50%           0.35%        0.60%        0.90%         0.51%
Portfolio turnover rate ...................           46%             56%          51%          70%           70%

                                                 SIX MONTHS        YEAR        FOR THE PERIOD
                                                    ENDED          ENDED        1/30/97* TO
                                                  6/30/99+       12/31/98         12/31/97
OPEN SHARES                                     ------------   ------------   ---------------
Net asset value, beginning of period ........     $ 17.35        $ 20.02          $ 18.75
                                                  -------        -------          -------
Income (loss) from investment operations:
 Net investment income ......................        0.01           0.03             0.01
 Net realized and unrealized gain
 (loss) .....................................        1.87          (2.60)            4.61
                                                  -------        -------          -------
 Total from investment operations ...........        1.88          (2.57)            4.62
                                                  -------        -------          -------
Less distributions from and in excess of:
 Net investment income ......................          --             --               --
 Net realized gain ..........................          --          (0.10)           (3.35)
                                                  -------        -------          -------
 Total distributions ........................          --          (0.10)           (3.35)
                                                  -------        -------          -------
Net asset value, end of period ..............     $ 19.23        $ 17.35          $ 20.02
                                                  =======        =======          =======
TOTAL RETURN (A) ............................        10.8%         (12.9%)           25.6%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) .................................    $114,234       $ 93,547          $46,097
Ratios to average net assets:
 Net expenses (b) ...........................        1.09%          1.09%            1.14%
 Gross expenses (b) .........................        1.09%          1.09%            1.23%
 Net investment income (b) ..................        0.19%          0.21%            0.12%
SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
70
--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
LAZARD BANTAM VALUE PORTFOLIO

                                               SIX MONTHS             YEAR ENDED            FOR THE PERIOD
                                                  ENDED      ---------------------------      3/1/96* TO
                                                6/30/99+       12/31/98       12/31/97         12/31/96
INSTITUTIONAL SHARES                          ------------   ------------   ------------    --------------
Net asset value, beginning of period ......     $  12.19       $  14.32       $ 12.58          $ 10.00
                                                --------       --------       -------          -------
Income (loss) from investment operations:
 Net investment income (loss) .............        (0.06)            --            --             0.22
 Net realized and unrealized gain
 (loss) ...................................         1.68          (1.98)         4.12             3.11
                                                --------       --------       -------          -------
 Total from investment operations .........         1.62          (1.98)         4.12             3.33
                                                --------       --------       -------          -------
Less distributions from and in excess of:
 Net investment income ....................           --             --            --            (0.22)
 Net realized gain ........................           --          (0.15)        (2.38)           (0.53)
                                                --------       --------       -------          -------
 Total distributions ......................           --          (0.15)        (2.38)           (0.75)
                                                --------       --------       -------          -------
Net asset value, end of period ............     $  13.81       $  12.19       $ 14.32          $ 12.58
                                                ========       ========       =======          =======
TOTAL RETURN (A) ..........................         13.3%         (13.8%)        33.9%            33.3%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................     $ 29,079       $ 59,737       $69,972          $34,549
Ratios to average net assets:
 Net expenses (b) .........................         1.05%          1.05%         1.05%            1.05%
 Gross expenses (b) .......................         1.19%          1.09%         1.14%            1.91%
 Net investment income (b) ................        (0.55%)        (0.40%)       (0.42%)           2.80%
Portfolio turnover rate ...................           46%            95%          110%             262%

                                               SIX MONTHS        YEAR        FOR THE PERIOD
                                                  ENDED          ENDED        1/23/97* TO
                                                6/30/99+       12/31/98         12/31/97
OPEN SHARES                                   ------------   ------------   ---------------
Net asset value, beginning of period ......      $ 12.11        $  14.26         $ 13.13
                                                 -------        --------         -------
Income (loss) from investment operations:
 Net investment income (loss) .............        (0.13)          (0.04)             --
 Net realized and unrealized gain
 (loss) ...................................         1.71           (1.96)           3.51
                                                --------        --------         -------
 Total from investment operations .........         1.58           (2.00)           3.51
                                                --------        --------         -------
Less distributions from and in excess of:
 Net investment income ....................           --              --              --
 Net realized gain ........................           --           (0.15)         ( 2.38)
                                                --------        --------         -------
 Total distributions ......................           --           (0.15)         ( 2.38)
                                                --------        --------         -------
Net asset value, end of period ............      $ 13.69        $  12.11         $ 14.26
                                                ========        ========         =======
TOTAL RETURN (A) ..........................         13.1%          (14.0%)          27.8%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................     $  3,946        $  7,057         $ 8,348
Ratios to average net assets:
 Net expenses (b) .........................         1.35%           1.35%           1.35%
 Gross expenses (b) .......................         1.89%           1.60%           1.88%
 Net investment income (b) ................        (0.82%)         (0.70%)         (0.69%)

SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO

                                               SIX MONTHS             YEAR ENDED            FOR THE PERIOD
                                                  ENDED      ---------------------------      1/4/96* TO
                                                6/30/99+       12/31/98       12/31/97         12/31/96
INSTITUTIONAL SHARES                          ------------   ------------   ------------   ---------------
Net asset value, beginning of period ......     $ 13.14        $ 11.91        $ 11.48          $ 10.00
                                                -------        -------        -------          -------
Income (loss) from investment operations:
 Net investment income ....................        0.11           0.10           0.14             0.09
 Net realized and unrealized gain
 (loss) ...................................        1.23           1.90           1.58             1.49
                                                -------        -------        -------          -------
 Total from investment operations .........        1.34           2.00           1.72             1.58
                                                -------        -------        -------          -------
Less distributions from and in excess of:
 Net investment income ....................          --          (0.08)         (0.15)           (0.10)
 Net realized gain ........................          --          (0.69)         (1.14)              --
                                                -------        -------        -------          -------
 Total distributions ......................          --          (0.77)         (1.29)           (0.10)
                                                -------        -------        -------          -------
Net asset value, end of period ............     $ 14.48        $ 13.14        $ 11.91          $ 11.48
                                                =======        =======        =======          =======
TOTAL RETURN (A) ..........................        10.2%          17.1%          15.3%            15.8%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................     $60,548        $17,710        $10,359          $ 9,784
Ratios to average net assets:
 Net expenses (b) .........................        1.05%          1.05%          1.05%            1.05%
 Gross expenses (b) .......................        1.26%          2.18%          2.55%            5.06%
 Net investment income (b) ................        2.10%          1.07%          1.02%            1.70%
Portfolio turnover rate ...................          24%            48%            64%              74%


                                               SIX MONTHS        YEAR        FOR THE PERIOD
                                                  ENDED          ENDED        1/30/97* TO
                                                6/30/99+       12/31/98         12/31/97
OPEN SHARES                                   ------------   ------------   ---------------
Net asset value, beginning of period ......     $ 13.16        $ 11.92          $ 11.31
                                                -------        -------          -------
Income (loss) from investment operations:
 Net investment income ....................        0.09           0.09             0.08
 Net realized and unrealized gain
 (loss) ...................................        1.23           1.88             1.78
                                                -------        -------          -------
 Total from investment operations .........        1.32           1.97             1.86
                                                -------        -------          -------
Less distributions from and in excess of:
 Net investment income ....................          --          (0.04)           (0.11)
 Net realized gain ........................          --          (0.69)           (1.14)
                                                -------        -------          -------
 Total distributions ......................          --          (0.73)           (1.25)
                                                -------        -------          -------
Net asset value, end of period ............     $ 14.48        $ 13.16          $ 11.92
                                                =======        =======          =======
TOTAL RETURN (A) ..........................        10.0%          16.8%            16.7%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................     $ 6,576        $ 4,824          $ 2,290
Ratios to average net assets:
 Net expenses (b) .........................        1.35%          1.35%            1.35%
 Gross expenses (b) .......................        1.91%          2.85%            4.23%
 Net investment income (b) ................        1.52%          0.77%            0.67%

SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
72

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO

                                               SIX MONTHS
                                                 ENDED
                                                6/30/99+
INSTITUTIONAL SHARES                        ---------------
Net asset value, beginning of period ......    $   15.23
                                               ---------
Income (loss) from investment operations:
 Net investment income ....................         0.17
 Net realized and unrealized gain
 (loss) ...................................         0.65
                                               ---------
 Total from investment operations .........         0.82
                                               ---------
Less distributions from and in excess of:
 Net investment income ....................           --
 Net realized gain ........................           --
                                               ---------
 Total distributions ......................           --
                                               ---------
Net asset value, end of period ............    $   16.05
                                               =========
TOTAL RETURN (A) ..........................          5.4%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................   $3,163,225
Ratios to average net assets:
 Net expenses (b) .........................         0.87%
 Gross expenses (b) .......................         0.87%
 Net investment income (b) ................         2.27%
Portfolio turnover rate ...................           12%

                                                                             YEAR ENDED
                                            -----------------------------------------------------------------------------
                                                12/31/98        12/31/97        12/31/96        12/31/95       12/31/94
INSTITUTIONAL SHARES                        --------------- --------------- --------------- --------------- -------------
Net asset value, beginning of period ......    $   13.97       $   13.62       $   12.50       $   11.23       $ 12.32
                                               ---------       ---------       ---------       ---------       -------
Income (loss) from investment operations:
 Net investment income ....................         0.18            0.22            0.17            0.19          0.08
 Net realized and unrealized gain
 (loss) ...................................         2.03            1.40            1.76            1.29         (0.05)
                                               ---------       ---------       ---------       ---------       -------
 Total from investment operations .........         2.21            1.62            1.93            1.48          0.03
                                               ---------       ---------       ---------       ---------       -------
Less distributions from and in excess of:
 Net investment income ....................        (0.14)          (0.34)          (0.19)          (0.09)           --
 Net realized gain ........................        (0.81)          (0.93)          (0.62)          (0.12)        (1.12)
                                               ---------       ---------       ---------       ---------       -------
 Total distributions ......................        (0.95)          (1.27)          (0.81)          (0.21)        (1.12)
                                               ---------       ---------       ---------       ---------       -------
Net asset value, end of period ............    $   15.23       $   13.97       $   13.62       $   12.50       $ 11.23
                                               =========       =========       =========       =========       =======
TOTAL RETURN (A) ..........................         16.0%           11.8%           15.6%           13.1%          0.2%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................   $2,879,289      $2,099,724      $1,816,173      $1,299,549      $831,877
Ratios to average net assets:
 Net expenses (b) .........................         0.90%           0.89%           0.91%           0.95%         0.94%
 Gross expenses (b) .......................         0.90%           0.89%           0.91%           0.95%         0.94%
 Net investment income (b) ................         1.37%           1.18%           1.93%           1.82%         0.75%
Portfolio turnover rate ...................           41%             37%             39%             63%          106%

                                               SIX MONTHS        YEAR        FOR THE PERIOD
                                                  ENDED          ENDED        1/23/97* TO
                                                6/30/99+       12/31/98         12/31/97
OPEN SHARES                                   ------------   ------------   ---------------
Net asset value, beginning of period ......     $ 15.23        $ 13.95          $ 13.29
                                                -------        -------          -------
Income (loss) from investment operations:
 Net investment income ....................        0.14           0.18             0.16
 Net realized and unrealized gain
 (loss) ...................................        0.65           2.00             1.71
                                                -------        -------          -------
 Total from investment operations .........        0.79           2.18             1.87
                                                -------        -------          -------
Less distributions from and in excess of:
 Net investment income ....................          --          (0.09)           (0.28)
 Net realized gain ........................          --          (0.81)           (0.93)
                                                -------        -------          -------
 Total distributions ......................          --          (0.90)           (1.21)
                                                -------        -------          -------
Net asset value, end of period ............     $ 16.02        $ 15.23          $ 13.95
                                                =======        =======          =======
TOTAL RETURN (A) ..........................         5.2%          15.8%            14.1%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................     $103,311       $47,303          $10,794
Ratios to average net assets:
 Net expenses (b) .........................        1.16%          1.24%            1.25%
 Gross expenses (b) .......................        1.16%          1.24%            1.61%
 Net investment income (b) ................        2.19%          1.02%            0.37%
SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO

                                                                                      YEAR ENDED
                                                          ------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED
                                               6/30/99+     12/31/98     12/31/97     12/31/96     12/31/95      12/31/94
INSTITUTIONAL SHARES                        ------------- ------------ ------------ ------------ ------------ --------------
Net asset value, beginning of period ......    $ 11.40      $ 11.69      $ 11.93      $ 10.52      $ 10.38      $  10.86
                                               -------      -------      -------      -------      -------      --------
Income (loss) from investment operations:
 Net investment income ....................       0.08         0.05         0.07         0.08         0.14          0.07
 Net realized and unrealized gain
 (loss) ...................................       0.67         0.83        (0.03)        1.55         0.06         (0.55)
                                               -------      -------      -------      -------      -------      --------
 Total from investment operations .........       0.75         0.88         0.04         1.63         0.20         (0.48)
                                               -------      -------      -------      -------      -------      --------
Less distributions from and in excess of:
 Net investment income ....................         --        (0.05)       (0.07)       (0.08)          --            --
 Net realized gain ........................         --        (1.12)       (0.21)       (0.14)       (0.06)           --
                                               -------      -------      -------      -------      -------      --------
 Total distributions ......................         --        (1.17)       (0.28)       (0.22)       (0.06)           --
                                               -------      -------      -------      -------      -------      --------
Net asset value, end of period ............    $ 12.15      $ 11.40      $ 11.69      $ 11.93      $ 10.52      $  10.38
                                               =======      =======      =======      =======      =======      ========
TOTAL RETURN (A) ..........................        6.6%         7.6%         0.3%        15.6%         1.9%         (4.5%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................    $186,236     $177,779     $141,695     $126,973     $115,534     $ 83,432
Ratios to average net assets:
 Net expenses (b) .........................       1.01%        1.04%        1.09%        1.12%        1.13%         1.05%
 Gross expenses (b) .......................       1.01%        1.04%        1.09%        1.12%        1.13%         1.26%
 Net investment income (b) ................       1.44%        0.81%        0.73%        1.67%        1.56%         0.95%
Portfolio turnover rate ...................         21%          56%          63%         101%         118%          113%

                                             SIX MONTHS      YEAR      FOR THE PERIOD
                                                ENDED        ENDED      2/13/97* TO
                                              6/30/99+     12/31/98       12/31/97
OPEN SHARES                                 ------------ ------------ ---------------
Net asset value, beginning of period ......   $ 11.38      $ 11.69       $  12.32
                                              -------      -------       --------
Income (loss) from investment operations:
 Net investment income ....................      0.06         0.01           0.02
 Net realized and unrealized gain
 (loss) ...................................      0.67         0.83          (0.42)
                                              -------      -------       --------
 Total from investment operations .........      0.73         0.84          (0.40)
                                              -------      -------       --------
Less distributions from and in excess of:
 Net investment income ....................        --        (0.03)         (0.02)
 Net realized gain ........................        --        (1.12)         (0.21)
                                              -------      -------       --------
 Total distributions ......................        --        (1.15)         (0.23)
                                              -------      -------       --------
Net asset value, end of period ............   $ 12.11      $ 11.38       $  11.69
                                              =======      =======       ========
TOTAL RETURN (A) ..........................       6.4%         7.2%          (3.2%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)      $ 2,684      $ 2,646       $  1,873
Ratios to average net assets:
 Net expenses (b) .........................      1.43%        1.43%          1.43%
 Gross expenses (b) .......................      2.11%        1.93%          3.39%
 Net investment income (b) ................      0.97%        0.43%          0.34%
SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
74

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD EMERGING MARKETS PORTFOLIO

                                                                               YEAR ENDED
                                                         -------------------------------------------------------
                                             SIX MONTHS                                                           FOR THE PERIOD
                                                ENDED                                                              7/15/94* TO
                                              6/30/99+     12/31/98      12/31/97      12/31/96      12/31/95        12/31/94
INSTITUTIONAL SHARES                        ------------ ------------ -------------- ------------ -------------- ---------------
Net asset value, beginning of period ......   $  6.94      $  9.20      $  11.21       $  9.24      $   9.86        $  10.00
                                              -------      -------      --------       -------      --------        --------
Income (loss) from investment operations:
 Net investment income ....................      0.07         0.10          0.10          0.07          0.08            0.01
 Net realized and unrealized gain
 (loss) ...................................      1.85        (2.26)        (1.18)         2.11         (0.66)          (0.15)
                                              -------      -------      --------       -------      --------        --------
 Total from investment operations .........      1.92        (2.16)        (1.08)         2.18         (0.58)          (0.14)
                                              -------      -------      --------       -------      --------        --------
Less distributions from and in excess of:
 Net investment income ....................        --        (0.10)        (0.09)        (0.08)        (0.04)             --
 Net realized gain ........................        --          --          (0.84)        (0.13)           --              --
                                              -------      -------      --------       -------      --------        --------
 Total distributions ......................        --        (0.10)        (0.93)        (0.21)        (0.04)             --
                                              -------      -------      --------       -------      --------        --------
Net asset value, end of period ............   $  8.86      $  6.94      $   9.20       $ 11.21      $   9.24        $   9.86
                                              =======      =======      ========       =======      ========        ========
TOTAL RETURN (A) ..........................      27.7%       (23.5%)        (9.8%)        23.6%         (5.9%)          (1.4%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................  $376,403     $298,033      $236,340      $145,328      $ 35,216        $ 17,025
Ratios to average net assets:
 Net expenses (b) .........................      1.23%        1.28%         1.32%         1.38%         1.30%           1.30%
 Gross expenses (b) .......................      1.23%        1.29%         1.33%         1.48%         2.00%           2.31%
 Net investment income (b) ................      1.76%        1.84%         1.26%         1.40%         1.22%           0.31%
Portfolio turnover rate ...................        21%          36%           40%           51%          102%             31%

                                               SIX MONTHS         YEAR        FOR THE PERIOD
                                                  ENDED          ENDED          1/8/97* TO
                                                6/30/99+        12/31/98         12/31/97
OPEN SHARES                                   ------------   -------------   ---------------
Net asset value, beginning of period ......     $  6.97         $  9.20         $ 11.45
                                                -------         -------         -------
Income (loss) from investment operations:
 Net investment income ....................        0.05            0.11            0.07
 Net realized and unrealized gain
 (loss) ...................................        1.86           (2.26)         ( 1.42)
                                                -------         -------         -------
 Total from investment operations .........        1.91           (2.15)         ( 1.35)
                                                -------         -------         -------
Less distributions from and in excess of:
 Net investment income ....................          --          (0.08)          ( 0.07)
 Net realized gain ........................          --             --           ( 0.83)
                                                -------         ------          -------
 Total distributions ......................          --          (0.08)          ( 0.90)
                                                -------        -------          -------
Net asset value, end of period ............     $  8.88        $  6.97          $  9.20
                                                =======        =======          =======
TOTAL RETURN (A) ..........................        27.4%         (23.3%)          (12.0%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................     $10,323        $ 8,191         $  7,769
Ratios to average net assets:
 Net expenses (b) .........................        1.60%          1.60%            1.60%
 Gross expenses (b) .......................        1.76%          1.76%            1.93%
 Net investment income (b) ................        1.37%          1.54%            1.01%
SEE NOTES TO FINANCIAL HIGHLIGHTS.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD BOND PORTFOLIO

                                                                                       YEAR ENDED
                                                           ------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED
                                               6/30/99+      12/31/98     12/31/97     12/31/96     12/31/95      12/31/94
INSTITUTIONAL SHARES                        -------------- ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of period ......   $   9.89       $ 10.03      $  9.88      $ 10.10      $  9.24      $  10.28
                                              --------       -------      -------      -------      -------      --------
Income (loss) from investment operations:
 Net investment income ....................       0.27          0.55         0.59         0.56         0.60          0.58
 Net realized and unrealized gain
 (loss) ...................................      (0.36)         0.01         0.23        (0.14)        0.86         (1.01)
                                              --------       -------      -------      -------      -------      --------
 Total from investment operations .........      (0.09)         0.56         0.82         0.42         1.46         (0.43)
                                              --------       -------      -------      -------      -------      --------
Less distributions from and in excess of:
 Net investment income ....................      (0.27)        (0.55)       (0.60)       (0.57)       (0.60)        (0.58)
 Net realized gain ........................         --         (0.15)       (0.07)       (0.07)          --         (0.03)
                                              --------       -------      -------      -------      -------      --------
 Total distributions ......................      (0.27)        (0.70)       (0.67)       (0.64)       (0.60)        (0.61)
                                              --------       -------      -------      -------      -------      --------
Net asset value, end of period ............   $   9.53       $  9.89      $ 10.03      $  9.88      $ 10.10      $   9.24
                                              ========       =======      =======      =======      =======      ========
TOTAL RETURN (A) ..........................       (0.9%)         5.8%         8.6%         4.4%        16.2%         (4.2%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................   $ 98,457      $100,397      $92,428      $69,906      $46,083      $ 24,494
Ratios to average net assets:
 Net expenses (b) .........................       0.74%         0.78%        0.80%        0.80%        0.80%         0.80%
 Gross expenses (b) .......................       0.74%         0.79%        0.81%        0.88%        0.97%         1.23%
 Net investment income (b) ................       5.64%         5.45%        5.81%        5.77%        6.07%         6.11%
Portfolio turnover rate ...................        242%          335%         447%         460%         244%          121%

                                              SIX MONTHS       YEAR      FOR THE PERIOD
                                                 ENDED         ENDED       3/5/97* TO
                                               6/30/99+      12/31/98       12/31/97
OPEN SHARES                                 -------------- ------------ ---------------
Net asset value, beginning of period ......   $   9.88       $ 10.02        $  9.86
                                              --------       -------        -------
Income (loss) from investment operations:
 Net investment income ....................       0.25          0.52           0.46
 Net realized and unrealized gain
 (loss) ...................................      (0.35)         0.01           0.24
                                              --------       -------        -------
 Total from investment operations .........      (0.10)         0.53           0.70
                                              --------       -------        -------
Less distributions from and in excess of:
 Net investment income ....................      (0.25)        (0.52)        ( 0.47)
 Net realized gain ........................         --         (0.15)        ( 0.07)
                                              --------       -------        -------
 Total distributions ......................      (0.25)        (0.67)        ( 0.54)
                                              --------       -------        -------
Net asset value, end of period ............   $   9.53       $  9.88        $ 10.02
                                              ========       =======        =======
TOTAL RETURN (A) ..........................       (1.0%)         5.4%           7.2%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................   $ 13,739       $15,226        $ 7,283
Ratios to average net assets:
 Net expenses (b) .........................       1.10%         1.10%          1.10%
 Gross expenses (b) .......................       1.12%         1.21%          1.49%
 Net investment income (b) ................       5.26%         5.11%          5.46%
SEE NOTES TO FINANCIAL HIGHLIGHTS.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD HIGH YIELD PORTFOLIO

                                               SIX MONTHS     FOR THE PERIOD
                                                  ENDED         1/2/98* TO
                                                6/30/99+         12/31/98
INSTITUTIONAL SHARES                          ------------   ---------------
Net asset value, beginning of period ......     $  9.42          $ 10.00
                                                -------          -------
Income (loss) from investment operations:
 Net investment income ....................        0.44             0.88
 Net realized and unrealized gain
 (loss) ...................................       (0.12)           (0.57)
                                                -------          -------
 Total from investment operations .........        0.32             0.31
                                                -------          -------
Less distributions from and in excess of:
 Net investment income ....................       (0.44)           (0.89)
 Net realized gain ........................          --               --
                                                -------          -------
 Total distributions ......................       (0.44)           (0.89)
                                                -------          -------
Net asset value, end of period ............     $  9.30          $  9.42
                                                =======          =======
TOTAL RETURN (A) ..........................         3.5%             2.9%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................     $86,245          $41,935
Ratios to average net assets:
 Net expenses (b) .........................        1.05%            1.05%
 Gross expenses (b) .......................        1.10%            1.55%
 Net investment income (b) ................        9.29%            8.87%
Portfolio turnover rate ...................          79%             418%

                                               SIX MONTHS     FOR THE PERIOD
                                                  ENDED        2/24/98* TO
                                                6/30/99+         12/31/98
OPEN SHARES                                   ------------   ---------------
Net asset value, beginning of period ......     $  9.42         $  10.37
                                                -------         --------
Income (loss) from investment operations:
 Net investment income ....................        0.42             0.72
 Net realized and unrealized gain
 (loss) ...................................       (0.11)           (0.94)
                                                -------         --------
 Total from investment operations .........        0.31            (0.22)
                                                -------         --------
Less distributions from and in excess of:
 Net investment income ....................       (0.42)           (0.73)
 Net realized gain ........................          --               --
                                                -------         --------
 Total distributions ......................       (0.42)           (0.73)
                                                -------         --------
Net asset value, end of period ............     $  9.31         $   9.42
                                                =======         ========
TOTAL RETURN (A) ..........................         3.3%            (2.2%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................     $ 1,067         $    949
Ratios to average net assets:
 Net expenses (b) .........................        1.35%            1.35%
 Gross expenses (b) .......................        3.54%            9.77%
 Net investment income (b) ................        9.02%            8.59%
SEE NOTES TO FINANCIAL HIGHLIGHTS.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO

                                                                                      YEAR ENDED
                                                           -----------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED
                                               6/30/99+      12/31/98      12/31/97      12/31/96     12/31/95     12/31/94
INSTITUTIONAL SHARES                        -------------- ------------ -------------- ------------ ------------ -----------
Net asset value, beginning of period ......   $  10.71       $  9.63      $  10.78       $ 10.85      $ 10.23      $ 10.51
                                              --------       -------      --------       -------      -------      -------
Income (loss) from investment operations:
 Net investment income ....................       0.20          0.32          0.40          0.54         0.70         0.59
 Net realized and unrealized gain
 (loss) ...................................      (1.03)         0.98         (1.05)         0.03         1.25        (0.16)
                                              --------       -------      --------       -------      -------      -------
 Total from investment operations .........      (0.83)         1.30         (0.65)         0.57         1.95         0.43
                                              --------       -------      --------       -------      -------      -------
Less distributions from and in excess of:
 Net investment income ....................      (0.06)        (0.22)        (0.13)        (0.59)       (1.13)       (0.59)
 Net realized gain ........................         --            --         (0.12)        (0.05)       (0.20)       (0.12)
 Capital ..................................         --            --         (0.25)           --           --           --
                                              --------       -------      --------       -------      -------      -------
 Total distributions ......................      (0.06)        (0.22)        (0.50)        (0.64)       (1.33)       (0.71)
                                              --------       -------      --------       -------      -------      -------
Net asset value, end of period ............   $   9.82       $ 10.71      $   9.63       $ 10.78      $ 10.85      $ 10.23
                                              ========       =======      ========       =======      =======      =======
TOTAL RETURN (A) ..........................       (7.9%)        13.2%         (5.6%)         5.5%        19.4%         4.2%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................   $ 90,376      $115,500      $110,185       $88,430      $45,624      $35,803
Ratios to average net assets:
 Net expenses (b) .........................       1.05%         1.09%         1.06%         1.05%        1.05%        1.05%
 Gross expenses (b) .......................       1.05%         1.10%         1.10%         1.21%        1.25%        1.51%
 Net investment income (b) ................       3.56%         4.27%         5.13%         5.54%        5.99%        5.68%
Portfolio turnover rate ...................         64%          187%          166%          242%         190%          66%

                                                SIX MONTHS         YEAR        FOR THE PERIOD
                                                   ENDED           ENDED         1/8/97* TO
                                                 6/30/99+        12/31/98         12/31/97
OPEN SHARES                                   --------------   ------------   ---------------
Net asset value, beginning of period ......     $  10.69         $  9.63         $  10.64
                                                --------         -------         --------
Income (loss) from investment operations:
 Net investment income ....................         0.17            0.31             0.43
 Net realized and unrealized gain
 (loss) ...................................        (1.01)           0.96            (0.98)
                                                --------         -------         --------
 Total from investment operations .........        (0.84)           1.27            (0.55)
                                                --------         -------         --------
Less distributions from and in excess of:
 Net investment income ....................        (0.06)          (0.21)           (0.08)
 Net realized gain ........................           --              --            (0.12)
 Capital ..................................           --              --            (0.26)
                                                --------         -------         --------
 Total distributions ......................        (0.06)          (0.21)           (0.46)
                                                --------         -------         --------
Net asset value, end of period ............     $   9.79         $ 10.69         $   9.63
                                                ========         =======         ========
TOTAL RETURN (A) ..........................         (8.0%)          12.9%            (4.8%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................     $  4,356         $ 4,751         $  2,772
Ratios to average net assets:
 Net expenses (b) .........................         1.35%           1.35%            1.35%
 Gross expenses (b) .......................         1.77%           1.92%            2.71%
 Net investment income (b) ................         3.26%           4.01%            4.68%
SEE NOTES TO FINANCIAL HIGHLIGHTS.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC


FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------


LAZARD STRATEGIC YIELD PORTFOLIO




                                                                                      YEAR ENDED
                                                          ------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED
                                               6/30/99+     12/31/98     12/31/97     12/31/96     12/31/95      12/31/94
INSTITUTIONAL SHARES                        ------------- ------------ ------------ ------------ ------------ --------------
Net asset value, beginning of period ......    $  9.01      $  9.66      $ 10.01      $  9.52      $  9.10      $  10.13
                                               -------      -------      -------      -------      -------      --------
Income (loss) from investment operations:
 Net investment income ....................       0.31         0.76         0.81         0.76         0.75          0.76
 Net realized and unrealized gain
 (loss) ...................................      (0.02)       (0.69)       (0.28)        0.50         0.43         (0.99)
                                               -------      -------      -------      -------      -------      --------
 Total from investment operations .........       0.29         0.07         0.53         1.26         1.18         (0.23)
                                               -------      -------      -------      -------      -------      --------
Less distributions from and in excess of:
 Net investment income ....................      (0.31)       (0.44)       (0.82)       (0.77)       (0.76)        (0.76)
 Net realized gain ........................         --           --        (0.06)          --           --         (0.04)
 Capital ..................................         --        (0.28)          --           --           --            --
                                               -------      -------      -------      -------      -------      --------
 Total distributions ......................      (0.31)       (0.72)       (0.88)       (0.77)       (0.76)        (0.80)
                                               -------      -------      -------      -------      -------      --------
Net asset value, end of period ............    $  8.99      $  9.01      $  9.66      $ 10.01      $  9.52      $   9.10
                                               =======      =======      =======      =======      =======      ========
TOTAL RETURN (A) ..........................        3.3%         0.8%         5.3%        13.7%        13.6%         (2.3%)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ...............................   $328,870     $397,599     $399,452     $199,083      $78,474      $ 62,328
Ratios to average net assets:
 Net expenses (b) .........................       0.90%        0.90%        0.94%        1.08%        1.09%         1.05%
 Gross expenses (b) .......................       0.90%        0.90%        0.95%        1.08%        1.09%         1.15%
 Net investment income (b) ................       6.84%        6.94%        7.42%        7.88%        8.02%         8.03%
Portfolio turnover rate ...................        136%         276%         161%         189%         205%          195%

                                              SIX MONTHS        YEAR        FOR THE PERIOD
                                                 ENDED          ENDED        1/23/97* TO
                                               6/30/99+       12/31/98         12/31/97
OPEN SHARES                                  ------------   ------------   ---------------
Net asset value, beginning of period .....     $  9.02        $  9.66          $ 10.08
                                               -------        -------          -------
Income (loss) from investment operations:
 Net investment income ...................        0.30           0.73             0.72
 Net realized and unrealized gain
 (loss) ..................................       (0.03)         (0.69)           (0.35)
                                               -------        -------          -------
 Total from investment operations ........        0.27           0.04             0.37
                                               -------        -------          -------
Less distributions from and in excess of:
 Net investment income ...................       (0.29)         (0.40)           (0.73)
 Net realized gain .......................          --             --            (0.06)
 Capital .................................          --          (0.28)              --
                                               -------        -------          -------
 Total distributions .....................       (0.29)         (0.68)          ( 0.79)
                                               -------        -------          -------
Net asset value, end of period ...........     $  9.00        $  9.02          $  9.66
                                               =======        =======          =======
TOTAL RETURN (A) .........................         3.0%           0.4%             3.8%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in
 thousands) ..............................     $18,342        $22,460          $15,300
Ratios to average net assets:
 Net expenses (b) ........................        1.25%          1.28%            1.39%
 Gross expenses (b) ......................        1.25%          1.28%            1.44%
 Net investment income (b) ...............        6.55%          6.60%            6.92%
SEE NOTES TO FINANCIAL HIGHLIGHTS.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              79

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
*  Commencement of operations


+ Unaudited

(a) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been waived and/or reimbursed by the Investment Manager and/or the Administrator during the periods shown, total returns would have been lower. Periods of less than one year are not annualized.


(b) Annualized for periods of less than one year.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Lazard Funds, Inc. (the "Fund") was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company. The Fund is comprised of twelve portfolios (each referred to as a "Portfolio"), as follows:
Lazard Equity Portfolio, Lazard Mid Cap Portfolio, Lazard Small Cap Portfolio, Lazard Bantam Value Portfolio, Lazard Global Equity Portfolio, Lazard International Equity Portfolio, Lazard International Small Cap Portfolio, Lazard Emerging Markets Portfolio, Lazard Bond Portfolio, Lazard High Yield Portfolio, Lazard International Fixed-Income Portfolio and Lazard Strategic Yield Portfolio. Effective November 1, 1996, the Board of Directors of the Fund approved the offering of two different classes of shares for the Portfolios Institutional Shares and Retail ("Open") Shares. Institutional Shares and Open Shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class of shares. The Equity Portfolio is operated as a "diversified" fund as defined in the Act. The remaining Portfolios are "non-diversified".

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies:

(A) VALUATION OF INVESTMENTS--Market values for equity securities listed on the New York Stock Exchange ("NYSE"), other U.S. exchanges or NASDAQ are based on the last quoted sales prices on the principal exchange on which the security is traded as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price, or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last quoted sales price; securities not traded on the valuation date are valued at the closing bid price.

Bonds and other fixed-income securities are valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities, or using brokers' quotations. Mortgage-backed securities issued by certain government-related organizations are valued using pricing services or brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in sixty days or less are valued at amortized cost except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. Eastern Time). Securities for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors.

(B) PORTFOLIO SECURITY TRANSACTIONS AND INVESTMENT INCOME--Portfolio security transactions are accounted for on trade date. Realized gains and losses on sales of investments are recorded on a specific identification basis and dividend income is recorded on the ex-dividend date. Interest income is accrued daily. The Portfolios amortize premiums and accrete discounts on fixed-income securities using the effective yield method.

(C) REPURCHASE AGREEMENTS--In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to delay due to legal proceedings and the Portfolio may suffer a loss.

(D) FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS--The accounting records of the Portfolios are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gains (losses) from foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities trans-

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

actions, and the difference between the amount of net investment income recorded on the Portfolio's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Certain Portfolios may enter into forward foreign currency contracts for risk management. Risk management includes hedging strategies which serve to reduce a Portfolio's exposure to foreign currency fluctuations. Such exposure may exist during the period that a foreign denominated investment is held, or during the period between the trade date and settlement date of an investment which is purchased or sold. Upon entering into these contracts risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The U.S. dollar value of forward foreign currency contracts is determined using forward exchange rates provided by a quotation service. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Such gains and losses are disclosed in the realized or unrealized gain (loss) on foreign currency in the accompanying Statements of Operations.

(E) FEDERAL INCOME TAXES--The Fund's policy is to continue to have each Portfolio qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any realized net capital gains to shareholders. Therefore, no federal income tax provision is required.

At December 31, 1998, the following Portfolios had available for federal income tax purposes unused realized capital losses which can be used to offset future realized capital gains. The capital loss carryforwards will expire on December 31, 2006, as follows:



PORTFOLIO                AMOUNT
------------------   --------------
Small Cap            $ 6,880,893
Emerging Markets      50,767,177
High Yield             1,150,441
Strategic Yield       14,900,897

Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 1998, the following Portfolios elected to defer net capital and currency losses arising between November 1, 1998 and December 31, 1998, as follows:



PORTFOLIO                      AMOUNT
-------------------------   ------------
Global Equity               $   9,036
International Equity        2,186,212
International Small Cap        77,804
Emerging Markets            2,332,238
Bond                          147,945
High Yield                    916,890
Strategic Yield             6,526,143

(F) DIVIDENDS AND DISTRIBUTIONS--The Fund intends to declare dividends from net investment income daily on shares of Bond Portfolio, High Yield Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio and to pay such dividends monthly. Dividends from net investment income on shares of Equity Portfolio, Mid Cap Portfolio, Small Cap Portfolio, Bantam Value Portfolio, Global Equity Portfolio, International Equity Portfolio, International Small Cap Portfolio and Emerging Markets Portfolio will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolio if not distributed. The Portfolios intend to declare and distribute these amounts annually to shareholders; however, to avoid taxation, a second distribution may be required.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions. Book and tax differences relating to shareholder distributions will result in reclassifications and may affect the allocation between investment income-net, realized gains-net, and paid in capital.

(G) ORGANIZATIONAL EXPENSES--Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations of each Portfolio. In the event that any of the initial shares of any of the Portfolios are redeemed during such amortization period, the appropriate Portfolio will be reimbursed by such holder for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

(H) ALLOCATION OF EXPENSES--Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets. The Portfolios will accrue distribution fees and shareholders' services fees to the respective class. Each Portfolio's income, expenses (other than the fees mentioned above) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(I) EXPENSE REDUCTIONS--Portfolios leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expenses, and report the amount of such credits separately as an expense reduction.

(J) STRUCTURED INVESTMENTS--Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(K) DELAYED DELIVERY COMMITMENTS--Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained at the custodian in a segregated account in an amount at least equal to these commitments.

(L) CROSS CURRENCY SWAPS--The Fund enters into cross currency swap contracts for investment, hedging and risk management purposes. A cross currency swap is an agreement between counterparties to exchange interest rate payments and currencies with an agreement to re-exchange the currencies at a future date. If forecasts of interest rates, exchange rates and other market conditions are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset and liability being hedged, a liquid secondary market may not always exist or a counterparty to a transaction may not perform.

Swap contracts are marked-to-market daily using market quotations. The change in market value is recorded by the Portfolio as an unrealized gain or loss. The difference between the rates received and paid by the Portfolio constitutes investment income.

(M) ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS

The Fund has entered into investment management agreements (the "Management Agreements") with Lazard Asset Management (the "Manager"), a division of Lazard Freres & Co. LLC, on behalf of each Portfolio. Pursuant to the Management Agreements, the Manager will regularly provide the Portfolios with investment research, advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities. Each of the Portfolios pays the Manager an investment management fee at the annual rate set forth below as a percentage of the average daily net assets of the relevant
Portfolio:

PORTFOLIO                       ANNUAL RATE
----------------------------   ------------
Equity                              0.75%
Mid Cap                             0.75%
Small Cap                           0.75%
Bantam Value                        0.75%
Global Equity                       0.75%
International Equity                0.75%
International Small Cap             0.75%
Emerging Markets                    1.00%
Bond                                0.50%
High Yield                          0.75%
International Fixed-Income          0.75%
Strategic Yield                     0.75%

The investment management fees are accrued daily and payable monthly.

The Manager has voluntarily agreed to reduce its fees and, if necessary, reimburse the following Portfolios if annualized operating expenses exceed the following percentages of average daily net assets for the respective shares:

                                        INSTITUTIONAL       OPEN
                                            SHARES         SHARES
                                            ANNUAL         ANNUAL
                                          OPERATING       OPERATING
PORTFOLIO                                  EXPENSES       EXPENSES
------------------------------------   ---------------   ----------
Mid Cap ............................         1.05%           1.35%
Bantam Value .......................         1.05%           1.35%
Global Equity ......................         1.05%           1.35%
International Small Cap ............         1.04%           1.43%
Emerging Markets ...................         1.28%           1.60%
Bond ...............................         0.78%           1.10%
High Yield .........................         1.05%           1.35%
International Fixed-Income .........         1.09%           1.35%

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

For the period ended June 30, 1999, the Manager did not impose all or part of its management fee, resulting in the following waivers and reimbursements:

                                      INSTITUTIONAL     OPEN       OPEN
                                          SHARES       SHARES     SHARES
                                           FEES         FEES     EXPENSES
PORTFOLIO                                 WAIVED       WAIVED   REIMBURSED
------------------------------------ --------------- --------- -----------
Mid Cap ............................     $ 7,463     $5,871       $   --
Bantam Value .......................      35,724     13,743           --
Global Equity ......................      43,883     15,437           --
International Small Cap ............          --      9,237           --
Emerging Markets ...................          --      6,892           --
Bond ...............................          --      1,365           --
High Yield .........................       8,905      3,778        7,152
International Fixed-Income .........          --      9,773           --

The Fund has engaged State Street Bank and Trust Company ("State Street") to provide certain administrative services. Each Portfolio bears the cost of such services at the annual rate of $37,500, plus $7,500 per additional class, and 0.02% of average daily net assets up to $1 billion plus 0.01% of average daily net assets over $1 billion.

The Fund has a distribution agreement with Lazard Freres & Co. LLC ( the "Distributor" ). The Distributor acts as distributor for shares of each of the Portfolios and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred in connection with distribution of shares.

The Distributor provides the Open Shares of each Portfolio with distribution services pursuant to a separate Distribution Plan ( the "Plan"), in accordance with Rule 12b-1 under the Act. Under the Plan, the Distributor is entitled to distribution fees from the Open Shares. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Open Shares will pay a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Portfolio's Open Shares for such services under the 12b-1 plan adopted by the Fund. The distribution fee may be retained by the Distributor if an Open Shares shareholder invests directly through the Distributor. Usually the fees are paid to external organizations, such as 401(k) alliance sponsors, discount brokers and bank trust departments, who distribute the Fund to the public.

Certain Directors of the Fund are Managing Directors of the Manager. The Fund pays each Director who is not an officer of the Manager or an interested Director its allocable share of a fixed fee of $20,000 per year, plus $1,000 per meeting attended for the Fund and Lazard Retirement Series, Inc., a related party, and reimburses them for travel and out of pocket expenses.

4. SECURITIES TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales of portfolio securities (excluding short-term securities), for the period ended June 30, 1999 were as follows:

PORTFOLIO                                     PURCHASES            SALES
----------------------------------------   ---------------   ----------------
Equity .................................   $148,964,221      $ 107,916,703
Mid Cap ................................     37,234,361         48,314,484
Small Cap ..............................    199,761,515        608,126,332
Bantam Value ...........................     23,734,406         63,028,127
Global Equity(1) .......................     48,059,407         10,505,248
International Equity ...................    443,509,070        344,001,744
International Small Cap ................     35,531,700         40,085,179
Emerging Markets .......................     64,893,551         73,045,777
Bond(2) ................................    280,011,948        272,834,574
High Yield .............................     97,719,576         53,253,344
International Fixed-Income(3) ..........     63,886,406         79,831,843
Strategic Yield(4) .....................    454,620,249        525,230,671

(1) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $938,350 AND $0, RESPECTIVELY.
(2) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $242,376,587 AND $243,632,674, RESPECTIVELY.
(3) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $18,533,747 AND $19,557,196, RESPECTIVELY.
(4) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $479,341,480 AND $412,931,475, RESPECTIVELY.

For the period ended June 30, 1999, brokerage commissions were paid to Lazard Freres & Co. LLC for portfolio transactions executed on behalf of the Portfolios as follows:
                           COMMISSIONS
PORTFOLIO                     PAID
-----------------------   ------------
Equity ................   $11,285
Mid Cap ...............       140
Small Cap .............     1,170
Bantam Value ..........       765
Global Equity .........     3,931

5. LINE OF CREDIT

The Fund has entered into a $50 million Line of Credit Agreement (the "Agreement") with State Street Bank and Trust Company, effective April 24, 1996, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the bank's Cost of Funds plus 0.50%, on an annualized basis. Under this Agreement, the Fund has agreed to pay a 0.08% per annum fee on the unused portion of the commitment, payable quarterly in arrears. During the period ended June 30, 1999, Bantam Value Portfolio paid a total of $845 in interest and the Fund had borrowings under this Agreement as follows:

                          MAXIMUM      AVERAGE DAILY   WEIGHTED AVERAGE
PORTFOLIO                   LOAN      AMOUNT OF LOAN    INTEREST RATE
---------------------- ------------- ---------------- -----------------
Bantam Value ......... $4,443,765       $2,739,656           5.554%

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

6. SUBSEQUENT EVENT:

The Board of Directors of the Fund has approved an Agreement and Plan of Reorganization ("Agreement") between Small Cap Portfolio ("Acquiring Portfolio") and Bantam Value Portfolio ("Target Portfolio"). The Agreement provides for the transfer of all of the assets and the assumption of all the liabilities of the Target Portfolio in exchange solely for the number of shares of the Acquiring Portfolio having the same aggregate net asset value as the outstanding shares of the Target Portfolio at the close of business on the day that the Reorganization is effective. The Reorganization, which has been approved by the vote of a majority (as defined by Act) of outstanding voting shares of the Target Portfolio, will be effective on July 30, 1999.

7. TAX INFORMATION:

Bantam Value Portfolio merged with Small Cap Portfolio after the close of business on July 30, 1999. Bantam Value Portfolio distributed $208,002 ($0.08796 per share) of long-term capital gains on July 26, 1999, to shareholders of record on July 22, 1999. Of the total amount distributed, none will qualify for the dividends received deduction available to corporate shareholders.

THE LAZARD FUNDS, INC.
30 Rockefeller Plaza
New York, New York 10112
TELEPHONE: (800) 823-6300
http://www.lazardfunds.com

INVESTMENT MANAGER
Lazard Asset Management
30 Rockefeller Plaza
New York, New York 10112
Telephone: (800) 823-6300


DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 9363
Boston, Massachusetts 02205-9363
Telephone: (800) 986-3455


INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018


LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

                LAZARDFunds
                      30 Rockefeller Plaza
                      New York, New York 10112
                      Telephone (800) 823-6300
                      http://www.lazardfunds.com


This report is for the information of the stockholders of The Lazard Funds, Inc. Its use in connection with any offering of the Fund's shares is authorized only in the case of a concurrent or prior delivery of the Fund's current prospectus.